UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02699
AIM Growth Series (Invesco Growth Series)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000

Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Active Allocation Fund
Class A: OAAAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class A)	$ 24	0.46%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,943,269,971
Total number of portfolio holdings	75
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's p ros
pectus, fin
anc
ial inf
orm
ation, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSAA-SAR-A
Invesco Active Allocation Fund

Invesco Active Allocation Fund
Class C: OAACX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class C)	$ 63	1.22%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,943,269,971
Total number of portfolio holdings	75
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's pro spect
us, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSAA-SAR-C
Invesco Active Allocation Fund

Invesco Active Allocation Fund
Class R: OAANX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class R)	$ 37	0.72%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,943,269,971
Total number of portfolio holdings	75
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find
Mo
re Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSAA-SAR-R
Invesco Active Allocation Fund

Invesco Active Allocation Fund
Class Y: OAAYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class Y)	$ 11	0.22%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,943,269,971
Total number of portfolio holdings	75
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find
Mo
re Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSAA-SAR-Y
Invesco Active Allocation Fund

Invesco Active Allocation Fund
Class R5: PAAJX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class R5)	$ 7	0.14%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,943,269,971
Total number of portfolio holdings	75
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's pro spe
ctus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSAA-SAR-R5
Invesco Active Allocation Fund

Invesco Active Allocation Fund
Class R6: PAAQX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class R6)	$ 7	0.13%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,943,269,971
Total number of portfolio holdings	75
Portfolio turnover rate	24%
What Comprised Th
e Fu
nd's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial inf orma
tion, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSAA-SAR-R6
Invesco Active Allocation Fund

Invesco Convertible Securities Fund
Class A: CNSAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Convertible Securities Fund (Class A)	$ 49	0.96%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 721,319,799
Total number of portfolio holdings	127
Portfolio turnover rate	48%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Bank of America Corp., Series L, Conv. Pfd., 7.25%	3.25%
Boeing Co. (The), Conv. Pfd., 6.00%	3.08%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	2.73%
MicroStrategy, Inc., Conv., 0.63%, 09/15/2027	2.24%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	2.23%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	2.06%
Carnival Corp., Conv., 5.75%, 12/01/2027	1.88%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.70%
Seagate HDD Cayman, Conv., 3.50%, 06/01/2028	1.62%
Apollo Global Management, Inc., Conv. Pfd., 6.75%, 07/31/2026	1.53%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Infor
m
ation?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
MS-CSEC-SAR-A
Invesco Convertible Securities Fund

Invesco Convertible Securities Fund
Class C: CNSCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Convertible Securities Fund (Class C)	$ 88	1.71%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 721,319,799
Total number of portfolio holdings	127
Portfolio turnover rate	48%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Bank of America Corp., Series L, Conv. Pfd., 7.25%	3.25%
Boeing Co. (The), Conv. Pfd., 6.00%	3.08%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	2.73%
MicroStrategy, Inc., Conv., 0.63%, 09/15/2027	2.24%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	2.23%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	2.06%
Carnival Corp., Conv., 5.75%, 12/01/2027	1.88%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.70%
Seagate HDD Cayman, Conv., 3.50%, 06/01/2028	1.62%
Apollo Global Management, Inc., Conv. Pfd., 6.75%, 07/31/2026	1.53%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the
same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
MS-CSEC-SAR-C
Invesco Convertible Securities Fund

Invesco Convertible Securities Fund
Class Y: CNSDX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Convertible Securities Fund (Class Y)	$ 36	0.71%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 721,319,799
Total number of portfolio holdings	127
Portfolio turnover rate	48%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Bank of America Corp., Series L, Conv. Pfd., 7.25%	3.25%
Boeing Co. (The), Conv. Pfd., 6.00%	3.08%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	2.73%
MicroStrategy, Inc., Conv., 0.63%, 09/15/2027	2.24%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	2.23%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	2.06%
Carnival Corp., Conv., 5.75%, 12/01/2027	1.88%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.70%
Seagate HDD Cayman, Conv., 3.50%, 06/01/2028	1.62%
Apollo Global Management, Inc., Conv. Pfd., 6.75%, 07/31/2026	1.53%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's pr ospe
ctus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
MS-CSEC-SAR-Y
Invesco Convertible Securities Fund

Invesco Convertible Securities Fund
Class R5: CNSIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Convertible Securities Fund (Class R5)	$ 34	0.67%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 721,319,799
Total number of portfolio holdings	127
Portfolio turnover rate	48%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Bank of America Corp., Series L, Conv. Pfd., 7.25%	3.25%
Boeing Co. (The), Conv. Pfd., 6.00%	3.08%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	2.73%
MicroStrategy, Inc., Conv., 0.63%, 09/15/2027	2.24%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	2.23%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	2.06%
Carnival Corp., Conv., 5.75%, 12/01/2027	1.88%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.70%
Seagate HDD Cayman, Conv., 3.50%, 06/01/2028	1.62%
Apollo Global Management, Inc., Conv. Pfd., 6.75%, 07/31/2026	1.53%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund
, includ
ing the Fund's pr
ospectu
s, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
MS-CSEC-SAR-R5
Invesco Convertible Securities Fund

Invesco Convertible Securities Fund
Class R6: CNSFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Convertible Securities Fund (Class R6)	$ 31	0.60%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 721,319,799
Total number of portfolio holdings	127
Portfolio turnover rate	48%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Bank of America Corp., Series L, Conv. Pfd., 7.25%	3.25%
Boeing Co. (The), Conv. Pfd., 6.00%	3.08%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	2.73%
MicroStrategy, Inc., Conv., 0.63%, 09/15/2027	2.24%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	2.23%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	2.06%
Carnival Corp., Conv., 5.75%, 12/01/2027	1.88%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.70%
Seagate HDD Cayman, Conv., 3.50%, 06/01/2028	1.62%
Apollo Global Management, Inc., Conv. Pfd., 6.75%, 07/31/2026	1.53%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospect
us, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
MS-CSEC-SAR-R6
Invesco Convertible Securities Fund

Invesco Income Allocation Fund
Class A: ALAAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class A)	$ 23	0.45%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 323,070,237
Total number of portfolio holdings	20
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's p rosp
ectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
INCAL-SAR-A
Invesco Income Allocation Fund

Invesco Income Allocation Fund
Class C: CLIAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class C)	$ 61	1.20%
*	Annualized.
What
Are
Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 323,070,237
Total number of portfolio holdings	20
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, in
cludin
g the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
INCAL-SAR-C
Invesco Income Allocation Fund

Invesco Income Allocation Fund
Class R: RLIAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class R)	$ 36	0.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 323,070,237
Total number of portfolio holdings	20
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's p rosp
ectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
INCAL-SAR-R
Invesco Income Allocation Fund

Invesco Income Allocation Fund
Class Y: ALAYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class Y)	$ 10	0.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 323,070,237
Total number of portfolio holdings	20
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mail
ed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
INCAL-SAR-Y
Invesco Income Allocation Fund

Invesco Income Allocation Fund
Class R5: ILAAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class R5)	$ 8	0.16%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 323,070,237
Total number of portfolio holdings	20
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, fin anc
ial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
INCAL-SAR-R5
Invesco Income Allocation Fund

Invesco Income Allocation Fund
Class R6: IIASX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class R6)	$ 5	0.09%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 323,070,237
Total number of portfolio holdings	20
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial i nfor
mation, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
INCAL-SAR-R6
Invesco Income Allocation Fund

Invesco International Diversified Fund
Class A: OIDAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class A)	$ 23	0.44%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,527,406,554
Total number of portfolio holdings	5
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Portfolio composition

(% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.23%
Invesco EQV International Equity Fund, Class R6	24.99
Invesco Oppenheimer International Growth Fund, Class R6	24.88
Invesco Developing Markets Fund, Class R6	19.90
Invesco International Growth Focus ETF	0.00
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-IDIV-SAR-A
Invesco International Diversified Fund

Invesco International Diversified Fund
Class C: OIDCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class C)	$ 63	1.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,527,406,554
Total number of portfolio holdings	5
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Portfolio composition

(% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.23%
Invesco EQV International Equity Fund, Class R6	24.99
Invesco Oppenheimer International Growth Fund, Class R6	24.88
Invesco Developing Markets Fund, Class R6	19.90
Invesco International Growth Focus ETF	0.00
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-IDIV-SAR-C
Invesco International Diversified Fund

Invesco International Diversified Fund
Class R: OIDNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class R)	$ 37	0.69%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,527,406,554
Total number of portfolio holdings	5
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Portfolio composition

(% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.23%
Invesco EQV International Equity Fund, Class R6	24.99
Invesco Oppenheimer International Growth Fund, Class R6	24.88
Invesco Developing Markets Fund, Class R6	19.90
Invesco International Growth Focus ETF	0.00
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-IDIV-SAR-R
Invesco International Diversified Fund

Invesco International Diversified Fund
Class Y: OIDYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class Y)	$ 10	0.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,527,406,554
Total number of portfolio holdings	5
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Portfolio composition

(% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.23%
Invesco EQV International Equity Fund, Class R6	24.99
Invesco Oppenheimer International Growth Fund, Class R6	24.88
Invesco Developing Markets Fund, Class R6	19.90
Invesco International Growth Focus ETF	0.00
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-IDIV-SAR-Y
Invesco International Diversified Fund

Invesco International Diversified Fund
Class R5: INDFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class R5)	$ 7	0.13%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,527,406,554
Total number of portfolio holdings	5
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Portfolio composition

(% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.23%
Invesco EQV International Equity Fund, Class R6	24.99
Invesco Oppenheimer International Growth Fund, Class R6	24.88
Invesco Developing Markets Fund, Class R6	19.90
Invesco International Growth Focus ETF	0.00
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-IDIV-SAR-R5
Invesco International Diversified Fund

Invesco International Diversified Fund
Class R6: OIDIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class R6)	$ 3	0.06%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,527,406,554
Total number of portfolio holdings	5
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Portfolio composition

(% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.23%
Invesco EQV International Equity Fund, Class R6	24.99
Invesco Oppenheimer International Growth Fund, Class R6	24.88
Invesco Developing Markets Fund, Class R6	19.90
Invesco International Growth Focus ETF	0.00
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-IDIV-SAR-R6
Invesco International Diversified Fund

Invesco Main Street Mid Cap Fund
®
Class A: OPMSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund
®
(the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund ® (Class A)	$ 53	1.05%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 2,504,129,039
Total number of portfolio holdings	95
Portfolio turnover rate	20%
What Comp
rise
d The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Royal Caribbean Cruises Ltd.	2.20%
Howmet Aerospace, Inc.	1.98%
M&T Bank Corp.	1.69%
Raymond James Financial, Inc.	1.69%
Electronic Arts, Inc.	1.57%
Curtiss-Wright Corp.	1.54%
Hartford Insurance Group, Inc. (The)	1.51%
Equitable Holdings, Inc.	1.49%
Cheniere Energy, Inc.	1.47%
PPL Corp.	1.45%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-MSM-SAR-A
Invesco Main Street Mid Cap Fund
®

Invesco Main Street Mid Cap Fund
®
Class C: OPMCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund
®
(the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund ® (Class C)	$ 91	1.81%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 2,504,129,039
Total number of portfolio holdings	95
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Royal Caribbean Cruises Ltd.	2.20%
Howmet Aerospace, Inc.	1.98%
M&T Bank Corp.	1.69%
Raymond James Financial, Inc.	1.69%
Electronic Arts, Inc.	1.57%
Curtiss-Wright Corp.	1.54%
Hartford Insurance Group, Inc. (The)	1.51%
Equitable Holdings, Inc.	1.49%
Cheniere Energy, Inc.	1.47%
PPL Corp.	1.45%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's pr osp
ectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-MSM-SAR-C
Invesco Main Street Mid Cap Fund
®

Invesco Main Street Mid Cap Fund
®
Class R: OPMNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund
®
(the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund ® (Class R)	$ 66	1.31%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 2,504,129,039
Total number of portfolio holdings	95
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten ho
ldi
ngs*

(% of net assets)
Royal Caribbean Cruises Ltd.	2.20%
Howmet Aerospace, Inc.	1.98%
M&T Bank Corp.	1.69%
Raymond James Financial, Inc.	1.69%
Electronic Arts, Inc.	1.57%
Curtiss-Wright Corp.	1.54%
Hartford Insurance Group, Inc. (The)	1.51%
Equitable Holdings, Inc.	1.49%
Cheniere Energy, Inc.	1.47%
PPL Corp.	1.45%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-MSM-SAR-R
Invesco Main Street Mid Cap Fund
®

Invesco Main Street Mid Cap Fund
®
Class Y: OPMYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund
®
(the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund ® (Class Y)	$ 41	0.81%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 2,504,129,039
Total number of portfolio holdings	95
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Royal Caribbean Cruises Ltd.	2.20%
Howmet Aerospace, Inc.	1.98%
M&T Bank Corp.	1.69%
Raymond James Financial, Inc.	1.69%
Electronic Arts, Inc.	1.57%
Curtiss-Wright Corp.	1.54%
Hartford Insurance Group, Inc. (The)	1.51%
Equitable Holdings, Inc.	1.49%
Cheniere Energy, Inc.	1.47%
PPL Corp.	1.45%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, incl
uding
the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-MSM-SAR-Y
Invesco Main Street Mid Cap Fund
®

Invesco Main Street Mid Cap Fund
®
Class R5: MSMJX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund
®
(the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund ® (Class R5)	$ 38	0.75%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 2,504,129,039
Total number of portfolio holdings	95
Portfolio turnover rate	20%
What Com
p
rised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Royal Caribbean Cruises Ltd.	2.20%
Howmet Aerospace, Inc.	1.98%
M&T Bank Corp.	1.69%
Raymond James Financial, Inc.	1.69%
Electronic Arts, Inc.	1.57%
Curtiss-Wright Corp.	1.54%
Hartford Insurance Group, Inc. (The)	1.51%
Equitable Holdings, Inc.	1.49%
Cheniere Energy, Inc.	1.47%
PPL Corp.	1.45%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-MSM-SAR-R5
Invesco Main Street Mid Cap Fund
®

Invesco Main Street Mid Cap Fund
®
Class R6: OPMIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund
®
(the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund ® (Class R6)	$ 34	0.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 2,504,129,039
Total number of portfolio holdings	95
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Royal Caribbean Cruises Ltd.	2.20%
Howmet Aerospace, Inc.	1.98%
M&T Bank Corp.	1.69%
Raymond James Financial, Inc.	1.69%
Electronic Arts, Inc.	1.57%
Curtiss-Wright Corp.	1.54%
Hartford Insurance Group, Inc. (The)	1.51%
Equitable Holdings, Inc.	1.49%
Cheniere Energy, Inc.	1.47%
PPL Corp.	1.45%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial info rma
tion, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-MSM-SAR-R6
Invesco Main Street Mid Cap Fund
®

Invesco Main Street Small Cap Fund
®
Class A: OSCAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund
®
(the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund ® (Class A)	$ 53	1.07%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 2,043,115,233
Total number of portfolio holdings	100
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
AutoNation, Inc.	2.20%
Itron, Inc.	2.04%
Wintrust Financial Corp.	1.93%
Casella Waste Systems, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.68%
Belden, Inc.	1.64%
Enpro, Inc.	1.58%
ESAB Corp.	1.53%
PennyMac Financial Services, Inc.	1.53%
American Healthcare REIT, Inc.	1.52%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial
information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-MSS-SAR-A
Invesco Main Street Small Cap Fund
®

Invesco Main Street Small Cap Fund
®
Class C: OSCCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund
®
(the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund ® (Class C)	$ 91	1.82%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 2,043,115,233
Total number of portfolio holdings	100
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
AutoNation, Inc.	2.20%
Itron, Inc.	2.04%
Wintrust Financial Corp.	1.93%
Casella Waste Systems, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.68%
Belden, Inc.	1.64%
Enpro, Inc.	1.58%
ESAB Corp.	1.53%
PennyMac Financial Services, Inc.	1.53%
American Healthcare REIT, Inc.	1.52%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information
can
be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-MSS-SAR-C
Invesco Main Street Small Cap Fund
®

Invesco Main Street Small Cap Fund
®
Class R: OSCNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund
®
(the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund ® (Class R)	$ 66	1.32%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 2,043,115,233
Total number of portfolio holdings	100
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
AutoNation, Inc.	2.20%
Itron, Inc.	2.04%
Wintrust Financial Corp.	1.93%
Casella Waste Systems, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.68%
Belden, Inc.	1.64%
Enpro, Inc.	1.58%
ESAB Corp.	1.53%
PennyMac Financial Services, Inc.	1.53%
American Healthcare REIT, Inc.	1.52%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the
Fund's
prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-MSS-SAR-R
Invesco Main Street Small Cap Fund
®

Invesco Main Street Small Cap Fund
®
Class Y: OSCYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund
®
(the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund ® (Class Y)	$ 41	0.82%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 2,043,115,233
Total number of portfolio holdings	100
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
AutoNation, Inc.	2.20%
Itron, Inc.	2.04%
Wintrust Financial Corp.	1.93%
Casella Waste Systems, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.68%
Belden, Inc.	1.64%
Enpro, Inc.	1.58%
ESAB Corp.	1.53%
PennyMac Financial Services, Inc.	1.53%
American Healthcare REIT, Inc.	1.52%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material
at
invesco.com/reports
.
O-MSS-SAR-Y
Invesco Main Street Small Cap Fund
®

Invesco Main Street Small Cap Fund
®
Class R5: MNSQX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund
®
(the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund ® (Class R5)	$ 38	0.76%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 2,043,115,233
Total number of portfolio holdings	100
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
AutoNation, Inc.	2.20%
Itron, Inc.	2.04%
Wintrust Financial Corp.	1.93%
Casella Waste Systems, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.68%
Belden, Inc.	1.64%
Enpro, Inc.	1.58%
ESAB Corp.	1.53%
PennyMac Financial Services, Inc.	1.53%
American Healthcare REIT, Inc.	1.52%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your
household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-MSS-SAR-R5
Invesco Main Street Small Cap Fund
®

Invesco Main Street Small Cap Fund
®
Class R6: OSSIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund
®
(the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund ® (Class R6)	$ 34	0.69%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 2,043,115,233
Total number of portfolio holdings	100
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top t
en
holdings*

(% of net assets)
AutoNation, Inc.	2.20%
Itron, Inc.	2.04%
Wintrust Financial Corp.	1.93%
Casella Waste Systems, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.68%
Belden, Inc.	1.64%
Enpro, Inc.	1.58%
ESAB Corp.	1.53%
PennyMac Financial Services, Inc.	1.53%
American Healthcare REIT, Inc.	1.52%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at invesco.
com
/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-MSS-SAR-R6
Invesco Main Street Small Cap Fund
®

Invesco Quality Income Fund
Class A: VKMGX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class A)	$ 45	0.89% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 510,961,063
Total number of portfolio holdings	674
Portfolio turnover rate	172%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055	4.45%
Government National Mortgage Association, TBA, 5.50%, 07/01/2055	3.89%
Government National Mortgage Association, TBA, 2.00%, 07/01/2055	3.74%
Government National Mortgage Association, TBA, 2.50%, 07/01/2055	3.68%
Government National Mortgage Association, TBA, 3.00%, 07/01/2055	2.85%
Government National Mortgage Association, TBA, 5.00%, 07/01/2055	2.78%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.77%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.11%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.07%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	2.01%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally,
the
Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VK-QINC-SAR-A
Invesco Quality Income Fund

Invesco Quality Income Fund
Class C: VUSCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class C)	$ 83	1.65% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 510,961,063
Total number of portfolio holdings	674
Portfolio turnover rate	172%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055	4.45%
Government National Mortgage Association, TBA, 5.50%, 07/01/2055	3.89%
Government National Mortgage Association, TBA, 2.00%, 07/01/2055	3.74%
Government National Mortgage Association, TBA, 2.50%, 07/01/2055	3.68%
Government National Mortgage Association, TBA, 3.00%, 07/01/2055	2.85%
Government National Mortgage Association, TBA, 5.00%, 07/01/2055	2.78%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.77%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.11%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.07%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	2.01%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)

Where Can I Find More Information?
You can find
more
information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VK-QINC-SAR-C
Invesco Quality Income Fund

Invesco Quality Income Fund
Class R: VUSRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class R)	$ 58	1.15% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 510,961,063
Total number of portfolio holdings	674
Portfolio turnover rate	172%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055	4.45%
Government National Mortgage Association, TBA, 5.50%, 07/01/2055	3.89%
Government National Mortgage Association, TBA, 2.00%, 07/01/2055	3.74%
Government National Mortgage Association, TBA, 2.50%, 07/01/2055	3.68%
Government National Mortgage Association, TBA, 3.00%, 07/01/2055	2.85%
Government National Mortgage Association, TBA, 5.00%, 07/01/2055	2.78%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.77%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.11%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.07%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	2.01%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
.
Additionally
, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VK-QINC-SAR-R
Invesco Quality Income Fund

Invesco Quality Income Fund
Class Y: VUSIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class Y)	$ 33	0.65% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 510,961,063
Total number of portfolio holdings	674
Portfolio turnover rate	172%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055	4.45%
Government National Mortgage Association, TBA, 5.50%, 07/01/2055	3.89%
Government National Mortgage Association, TBA, 2.00%, 07/01/2055	3.74%
Government National Mortgage Association, TBA, 2.50%, 07/01/2055	3.68%
Government National Mortgage Association, TBA, 3.00%, 07/01/2055	2.85%
Government National Mortgage Association, TBA, 5.00%, 07/01/2055	2.78%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.77%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.11%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.07%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	2.01%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the
Fund's
prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VK-QINC-SAR-Y
Invesco Quality Income Fund

Invesco Quality Income Fund
Class R5: VUSJX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class R5)	$ 31	0.61%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 510,961,063
Total number of portfolio holdings	674
Portfolio turnover rate	172%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055	4.45%
Government National Mortgage Association, TBA, 5.50%, 07/01/2055	3.89%
Government National Mortgage Association, TBA, 2.00%, 07/01/2055	3.74%
Government National Mortgage Association, TBA, 2.50%, 07/01/2055	3.68%
Government National Mortgage Association, TBA, 3.00%, 07/01/2055	2.85%
Government National Mortgage Association, TBA, 5.00%, 07/01/2055	2.78%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.77%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.11%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.07%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	2.01%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)

Where Can I Find More Information?
You can find more
information
about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VK-QINC-SAR-R5
Invesco Quality Income Fund

Invesco Quality Income Fund
Class R6: VUSSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class R6)	$ 27	0.54%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 510,961,063
Total number of portfolio holdings	674
Portfolio turnover rate	172%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055	4.45%
Government National Mortgage Association, TBA, 5.50%, 07/01/2055	3.89%
Government National Mortgage Association, TBA, 2.00%, 07/01/2055	3.74%
Government National Mortgage Association, TBA, 2.50%, 07/01/2055	3.68%
Government National Mortgage Association, TBA, 3.00%, 07/01/2055	2.85%
Government National Mortgage Association, TBA, 5.00%, 07/01/2055	2.78%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.77%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.11%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.07%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	2.01%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)

Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus
, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
VK-QINC-SAR-R6
Invesco Quality Income Fund

Invesco Select Risk: Conservative Investor Fund
Class A: OACIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class A)	$ 21	0.41%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 360,026,538
Total number of portfolio holdings	25
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings
at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSCI-SAR-A
Invesco Select Risk:
Conservative
Investor Fund

Invesco Select Risk: Conservative Investor Fund
Class C: OCCIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class C)	$ 59	1.17%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 360,026,538
Total number of portfolio holdings	25
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSCI-SAR-C
Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Conservative Investor Fund
Class R: ONCIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class R)	$ 34	0.67%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 360,026,538
Total number of portfolio holdings	25
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSCI-SAR-R
Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Conservative Investor Fund
Class Y: OYCIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class Y)	$ 9	0.17%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 360,026,538
Total number of portfolio holdings	25
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSCI-SAR-Y
Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Conservative Investor Fund
Class R5: PXCIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class R5)	$ 4	0.07%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 360,026,538
Total number of portfolio holdings	25
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSCI-SAR-R5
Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Conservative Investor Fund
Class R6: PXCCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class R6)	$ 4	0.07%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 360,026,538
Total number of portfolio holdings	25
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information,
and
holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSCI-SAR-R6
Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Growth Investor Fund
Class A: AADAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class A)	$ 22	0.42%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,008,822,183
Total number of portfolio holdings	25
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information,
and
holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
GAL-SAR-A
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund
Class C: AADCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class C)	$ 60	1.17%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,008,822,183
Total number of portfolio holdings	25
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information
can
be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
GAL-SAR-C
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund
Class R: AADRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class R)	$ 34	0.67%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,008,822,183
Total number of portfolio holdings	25
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
GAL-SAR-R
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund
Class S: AADSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class S)	$ 16	0.32%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,008,822,183
Total number of portfolio holdings	25
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
GAL-SAR-S
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund
Class Y: AADYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class Y)	$ 9	0.17%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,008,822,183
Total number of portfolio holdings	25
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
GAL-SAR-Y
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund
Class R5: AADIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class R5)	$ 7	0.14%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,008,822,183
Total number of portfolio holdings	25
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
GAL-SAR-R5
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund
Class R6: AAESX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class R6)	$ 3	0.06%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,008,822,183
Total number of portfolio holdings	25
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
GAL-SAR-R6
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund
Class A: OAAIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class A)	$ 18	0.35% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 852,504,683
Total number of portfolio holdings	25
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSGI-SAR-A
Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund
Class C: OCAIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class C)	$ 57	1.11% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 852,504,683
Total number of portfolio holdings	25
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSGI-SAR-C
Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund
Class R: ONAIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class R)	$ 31	0.61% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 852,504,683
Total number of portfolio holdings	25
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSGI-SAR-R
Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund
Class Y: OYAIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class Y)	$ 6	0.11% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 852,504,683
Total number of portfolio holdings	25
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSGI-SAR-Y
Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund
Class R5: PXQIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class R5)	$ 3	0.06%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 852,504,683
Total number of portfolio holdings	25
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSGI-SAR-R5
Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund
Class R6: PXGGX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class R6)	$ 3	0.06%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 852,504,683
Total number of portfolio holdings	25
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSGI-SAR-R6
Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: Moderate Investor Fund
Class A: OAMIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class A)	$ 18	0.36%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,818,400,645
Total number of portfolio holdings	27
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSMI-SAR-A
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund
Class C: OCMIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This
semi-annual shareholder report
contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class C)	$ 57	1.12%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,818,400,645
Total number of portfolio holdings	27
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSMI-SAR-C
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund
Class R: ONMIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class R)	$ 32	0.62%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,818,400,645
Total number of portfolio holdings	27
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSMI-SAR-R
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund
Class S: PXMSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class S)	$ 14	0.27%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,818,400,645
Total number of portfolio holdings	27
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSMI-SAR-S
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund
Class Y: OYMIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class Y)	$ 6	0.12%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,818,400,645
Total number of portfolio holdings	27
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSMI-SAR-Y
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund
Class R5: PXMQX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class R5)	$ 6	0.12%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,818,400,645
Total number of portfolio holdings	27
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSMI-SAR-R5
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund
Class R6: PXMMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class R6)	$ 3	0.05%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,818,400,645
Total number of portfolio holdings	27
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
O-OPSMI-SAR-R6
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund
Class A: CAAMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class A)	$ 23	0.45%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 268,289,135
Total number of portfolio holdings	27
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the
Fund's
proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
CAL-SAR-A
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund
Class C: CACMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class C)	$ 61	1.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 268,289,135
Total number of portfolio holdings	27
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy
voting
information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
CAL-SAR-C
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund
Class R: CMARX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class R)	$ 36	0.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 268,289,135
Total number of portfolio holdings	27
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the
Fund
, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
CAL-SAR-R
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund
Class S: CMASX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class S)	$ 18	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 268,289,135
Total number of portfolio holdings	27
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's p
roxy v
oting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
CAL-SAR-S
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund
Class Y: CAAYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class Y)	$ 10	0.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 268,289,135
Total number of portfolio holdings	27
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy votin
g info
rmation can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
CAL-SAR-Y
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund
Class R5: CMAIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class R5)	$ 10	0.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 268,289,135
Total number of portfolio holdings	27
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fun
d's pro
xy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
CAL-SAR-R5
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund
Class R6: CNSSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class R6)	$ 7	0.13%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 268,289,135
Total number of portfolio holdings	27
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Asset allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Add
itio
nally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
CAL-SAR-R6
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Small Cap Growth Fund
Class A: GTSAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class A)	$ 58	1.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,758,222,104
Total number of portfolio holdings	120
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Carpenter Technology Corp.	1.72%
Encompass Health Corp.	1.58%
MACOM Technology Solutions Holdings, Inc.	1.51%
Clean Harbors, Inc.	1.48%
CyberArk Software Ltd.	1.47%
Ollie's Bargain Outlet Holdings, Inc.	1.43%
Q2 Holdings, Inc.	1.43%
RBC Bearings, Inc.	1.38%
Shake Shack, Inc., Class A	1.35%
Insmed, Inc.	1.35%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information
ca
n be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
SCG-SAR-A
Invesco Small Cap Growth Fund

Invesco Small Cap Growth Fund
Class C: GTSDX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class C)	$ 93	1.92%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,758,222,104
Total number of portfolio holdings	120
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Carpenter Technology Corp.	1.72%
Encompass Health Corp.	1.58%
MACOM Technology Solutions Holdings, Inc.	1.51%
Clean Harbors, Inc.	1.48%
CyberArk Software Ltd.	1.47%
Ollie's Bargain Outlet Holdings, Inc.	1.43%
Q2 Holdings, Inc.	1.43%
RBC Bearings, Inc.	1.38%
Shake Shack, Inc., Class A	1.35%
Insmed, Inc.	1.35%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, incl
udin
g the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
SCG-SAR-C
Invesco Small Cap Growth Fund

Invesco Small Cap Growth Fund
Class R: GTSRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class R)	$ 70	1.44%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,758,222,104
Total number of portfolio holdings	120
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Carpenter Technology Corp.	1.72%
Encompass Health Corp.	1.58%
MACOM Technology Solutions Holdings, Inc.	1.51%
Clean Harbors, Inc.	1.48%
CyberArk Software Ltd.	1.47%
Ollie's Bargain Outlet Holdings, Inc.	1.43%
Q2 Holdings, Inc.	1.43%
RBC Bearings, Inc.	1.38%
Shake Shack, Inc., Class A	1.35%
Insmed, Inc.	1.35%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting
info
rmation can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
SCG-SAR-R
Invesco Small Cap Growth Fund

Invesco Small Cap Growth Fund
Class Y: GTSYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class Y)	$ 46	0.94%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,758,222,104
Total number of portfolio holdings	120
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Carpenter Technology Corp.	1.72%
Encompass Health Corp.	1.58%
MACOM Technology Solutions Holdings, Inc.	1.51%
Clean Harbors, Inc.	1.48%
CyberArk Software Ltd.	1.47%
Ollie's Bargain Outlet Holdings, Inc.	1.43%
Q2 Holdings, Inc.	1.43%
RBC Bearings, Inc.	1.38%
Shake Shack, Inc., Class A	1.35%
Insmed, Inc.	1.35%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
SCG-SAR-Y
Invesco Small Cap Growth Fund

Invesco Small Cap Growth Fund
Investor Class: GTSIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Investor Class)	$ 55	1.13%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,758,222,104
Total number of portfolio holdings	120
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Carpenter Technology Corp.	1.72%
Encompass Health Corp.	1.58%
MACOM Technology Solutions Holdings, Inc.	1.51%
Clean Harbors, Inc.	1.48%
CyberArk Software Ltd.	1.47%
Ollie's Bargain Outlet Holdings, Inc.	1.43%
Q2 Holdings, Inc.	1.43%
RBC Bearings, Inc.	1.38%
Shake Shack, Inc., Class A	1.35%
Insmed, Inc.	1.35%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
SCG-SAR-INV
Invesco Small Cap Growth Fund

Invesco Small Cap Growth Fund
Class R5: GTSVX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class R5)	$ 41	0.83%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,758,222,104
Total number of portfolio holdings	120
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Carpenter Technology Corp.	1.72%
Encompass Health Corp.	1.58%
MACOM Technology Solutions Holdings, Inc.	1.51%
Clean Harbors, Inc.	1.48%
CyberArk Software Ltd.	1.47%
Ollie's Bargain Outlet Holdings, Inc.	1.43%
Q2 Holdings, Inc.	1.43%
RBC Bearings, Inc.	1.38%
Shake Shack, Inc., Class A	1.35%
Insmed, Inc.	1.35%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
SCG-SAR-R5
Invesco Small Cap Growth Fund

Invesco Small Cap Growth Fund
Class R6: GTSFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class R6)	$ 37	0.76%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2025)
Fund net assets	$ 1,758,222,104
Total number of portfolio holdings	120
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Carpenter Technology Corp.	1.72%
Encompass Health Corp.	1.58%
MACOM Technology Solutions Holdings, Inc.	1.51%
Clean Harbors, Inc.	1.48%
CyberArk Software Ltd.	1.47%
Ollie's Bargain Outlet Holdings, Inc.	1.43%
Q2 Holdings, Inc.	1.43%
RBC Bearings, Inc.	1.38%
Shake Shack, Inc., Class A	1.35%
Insmed, Inc.	1.35%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.
SCG-SAR-R6
Invesco Small Cap Growth Fund

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco Active Allocation Fund
Nasdaq:
A: OAAAX ■ C: OAACX ■ R: OAANX ■ Y: OAAYX ■ R5: PAAJX ■ R6: PAAQX

2	Schedule of Investments
6	Financial Statements
9	Financial Highlights
10	Notes to Financial Statements
19	Approval of Investment Advisory and Sub-Advisory Contracts
21	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
June 30, 2025
(Unaudited)
Invesco Active Allocation Fund
Schedule of Investments in Affiliated Issuers–99.84%(a)
	% of Net Assets 06/30/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/25	Value 06/30/25
Alternative Funds–1.95%
Invesco Global Real Estate Income Fund, Class R6	1.95%	$45,278,775	$725,454	$(8,662,155)	$1,351,394	$(844,520)	$725,454	4,661,200	$37,848,948
Invesco Macro Allocation Strategy Fund, Class R6	—	46,153,483	414,063	(46,995,150)	7,973,637	(7,546,033)	414,063	—	—
Total Alternative Funds		91,432,258	1,139,517	(55,657,305)	9,325,031	(8,390,553)	1,139,517		37,848,948
Domestic Equity Funds–56.46%
Invesco Discovery Mid Cap Growth Fund, Class R6	6.72%	109,714,684	19,216,370	(6,383,692)	8,188,601	(238,264)	—	3,639,088	130,497,699
Invesco Main Street Small Cap Fund, Class R6	6.28%	110,878,231	13,589,453	(6,117,699)	3,914,211	(166,119)	—	5,404,961	122,098,077
Invesco NASDAQ 100 ETF(b)	13.02%	195,290,865	58,785,829	(24,883,927)	21,632,414	2,161,948	641,857	1,113,990	252,987,129
Invesco Russell 1000® Dynamic Multifactor ETF	13.82%	265,360,134	32,673,856	(49,576,830)	14,809,107	5,234,100	962,419	4,646,943	268,500,367
Invesco S&P 500 Revenue ETF	11.33%	—	218,341,987	(3,927,603)	5,857,909	(30,272)	1,424,547	2,111,823	220,242,021
Invesco S&P 500® Pure Value ETF	—	165,907,737	—	(171,107,896)	(11,292,246)	16,492,405	—	—	—
Invesco S&P 500® Top 50 ETF	—	—	40,512,262	(34,151,967)	—	(6,360,295)	72,096	—	—
Invesco Value Opportunities Fund, Class R6	5.29%	91,850,678	11,976,159	(6,790,570)	5,904,455	(113,299)	—	4,525,855	102,827,423
Total Domestic Equity Funds		939,002,329	395,095,916	(302,940,184)	49,014,451	16,980,204	3,100,919		1,097,152,716
Fixed Income Funds–17.89%
Invesco Core Bond Fund, Class R6	8.85%	196,713,917	10,350,101	(37,159,881)	2,394,535	(215,986)	4,188,476	30,403,301	172,082,686
Invesco Core Plus Bond Fund, Class R6	4.73%	94,717,141	5,362,595	(9,274,777)	3,517,060	(2,484,796)	2,261,104	9,971,468	91,837,223
Invesco Dynamic Credit Opportunity Fund, Class R6	0.14%	—	2,672,680	—	22,027	—	110,279	251,138	2,694,707
Invesco Emerging Markets Sovereign Debt ETF	0.34%	11,506,025	—	(4,956,537)	338,527	(338,034)	294,801	320,606	6,549,981
Invesco Equal Weight 0-30 Year Treasury ETF	—	48,867,402	—	(48,884,121)	7,451,144	(7,434,425)	454,613	—	—
Invesco Floating Rate ESG Fund, Class R6	0.93%	24,480,143	927,821	(6,695,964)	(221,719)	(374,130)	927,766	2,765,825	18,116,151
Invesco High Yield Fund, Class R6	1.39%	23,923,978	3,016,149	—	91,949	—	869,344	7,636,180	27,032,076
Invesco Variable Rate Investment Grade ETF	1.51%	41,952,925	—	(12,473,678)	(69,747)	(99,221)	899,927	1,170,071	29,310,279
Total Fixed Income Funds		442,161,531	22,329,346	(119,444,958)	13,523,776	(10,946,592)	10,006,310		347,623,103
International and Global Equity Funds–22.98%
Invesco EQV Emerging Markets All Cap Fund, Class R6	1.71%	26,953,420	2,610,347	—	3,689,889	—	—	912,559	33,253,656
Invesco Developing Markets Fund, Class R6	0.60%	22,274,183	—	(11,104,522)	(5,962,108)	6,437,430	—	275,425	11,644,983
Invesco Global Fund, Class R6	8.15%	135,280,248	14,728,062	(5,478,692)	13,931,060	(17,391)	—	1,518,820	158,443,287
Invesco Global Infrastructure Fund, Class R6	—	19,345,651	2,109,009	(19,770,572)	(2,214,341)	2,587,293	51,969	—	—
Invesco International Developed Dynamic Multifactor ETF(b)	3.17%	52,046,073	5,040,119	(5,205,416)	9,703,930	15,805	793,834	2,225,452	61,600,511
Invesco International Small-Mid Company Fund, Class R6	4.35%	73,180,712	5,467,778	(8,168,233)	14,726,374	(767,442)	—	1,960,055	84,439,189
Invesco Oppenheimer International Growth Fund, Class R6	1.41%	22,400,524	1,820,327	—	3,197,632	—	—	770,399	27,418,483
Invesco RAFI Developed Markets ex-U.S. ETF	3.59%	61,610,150	8,059,382	(12,563,299)	11,811,345	890,040	1,394,099	1,215,737	69,807,618
Total International and Global Equity Funds		413,090,961	39,835,024	(62,290,734)	48,883,781	9,145,735	2,239,902		446,607,727
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Active Allocation Fund

Invesco Active Allocation Fund (continued)
Schedule of Investments in Affiliated Issuers–99.84%(a)
	% of Net Assets 06/30/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/25	Value 06/30/25
Money Market Funds–0.56%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(c)	0.20%	$2,201,254	$52,037,389	$(50,403,488)	$—	$—	$74,130	3,835,156	$3,835,155
Invesco Treasury Portfolio, Institutional Class, 4.23%(c)	0.36%	4,087,929	96,640,866	(93,606,479)	—	—	136,660	7,122,316	7,122,316
Total Money Market Funds		6,289,183	148,678,255	(144,009,967)	—	—	210,790		10,957,471
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,547,148,692)	99.84%	1,891,976,262	607,078,058	(684,343,148)	120,747,039	6,788,794	16,697,438		1,940,189,965

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.07%
Invesco Private Government Fund, 4.34%(c)(d)	0.02%	2,899,632	146,750,142	(149,281,624)	—	—	61,636 (e)	368,150	368,150
Invesco Private Prime Fund, 4.49%(c)(d)	0.05%	7,484,757	295,428,304	(301,979,386)	66	(127)	150,473 (e)	933,334	933,614
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,301,698)	0.07%	10,384,389	442,178,446	(451,261,010)	66	(127)	212,109		1,301,764
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,548,450,390)	99.91%	$1,902,360,651	$1,049,256,504	$(1,135,604,158)	$120,747,105	$6,788,667 (f)	$16,909,547		$1,941,491,729
OTHER ASSETS LESS LIABILITIES	0.09%								1,778,242
NET ASSETS	100.00%								$1,943,269,971
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at June 30, 2025.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
(e)
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Global Infrastructure Fund	$2,057,040

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	445	September-2025	$49,895,625	$997,030	$997,030
Short Futures Contracts
Equity Risk
E-Mini S&P 500 Index	10	September-2025	(3,126,875)	(110,843)	(110,843)
MSCI Emerging Markets Index	160	September-2025	(9,868,000)	(203,451)	(203,451)
Nikkei 225 Index	1	September-2025	(281,310)	(17,142)	(17,142)
S&P/TSX 60 Index	1	September-2025	(234,992)	(3,071)	(3,071)
SPI 200 Index	1	September-2025	(140,466)	279	279
STOXX Europe 600 Index	27	September-2025	(862,860)	8,373	8,373
Subtotal—Short Futures Contracts				(325,855)	(325,855)
Total Futures Contracts				$671,175	$671,175

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Active Allocation Fund

(a)	Futures contracts collateralized by $1,688,389 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/17/2025	Barclays Bank PLC	USD	1,159,050	CHF	930,000	$24,352
09/17/2025	Barclays Bank PLC	USD	52,513	DKK	340,000	1,476
09/17/2025	Deutsche Bank AG	PHP	277,080,000	USD	4,953,961	42,001
09/17/2025	Deutsche Bank AG	USD	11,281,070	AUD	17,250,000	90,011
09/17/2025	Deutsche Bank AG	USD	768,738	CNY	5,475,000	924
09/17/2025	Deutsche Bank AG	USD	5,641,440	IDR	92,367,300,000	62,358
09/17/2025	Deutsche Bank AG	USD	10,343,488	INR	890,565,000	10,657
09/17/2025	Deutsche Bank AG	USD	576,179	KRW	776,510,000	445
09/17/2025	Deutsche Bank AG	USD	5,332,614	PLN	19,710,000	125,859
09/17/2025	Deutsche Bank AG	USD	5,120,844	TWD	150,455,000	143,686
09/17/2025	Goldman Sachs International	HKD	700,000	USD	89,881	125
09/17/2025	Goldman Sachs International	NOK	7,590,000	USD	763,329	9,955
09/17/2025	Goldman Sachs International	SEK	108,100,000	USD	11,508,050	24,511
09/17/2025	Goldman Sachs International	USD	573,704	CZK	12,250,000	11,275
09/17/2025	Goldman Sachs International	USD	768,509	EUR	660,000	12,892
09/03/2025	J.P. Morgan Chase Bank, N.A.	USD	6,492,954	BRL	38,165,000	424,239
09/17/2025	J.P. Morgan Chase Bank, N.A.	USD	8,795,298	EUR	7,635,000	244,100
09/17/2025	J.P. Morgan Chase Bank, N.A.	USD	6,559,967	SEK	62,370,000	65,641
09/17/2025	Merrill Lynch International	USD	352,603	CNY	2,510,000	246
09/17/2025	Merrill Lynch International	USD	7,054,134	GBP	5,190,000	73,408
09/17/2025	Merrill Lynch International	USD	6,434,378	MXN	124,735,000	159,356
09/17/2025	Merrill Lynch International	USD	5,471,598	SGD	6,995,000	60,520
09/17/2025	Merrill Lynch International	USD	554,988	ZAR	9,935,000	3,068
09/17/2025	Morgan Stanley and Co. International PLC	USD	5,422,000	COP	22,703,000,000	76,745
09/17/2025	Morgan Stanley and Co. International PLC	USD	1,281,777	MYR	5,395,000	1,983
09/17/2025	Morgan Stanley and Co. International PLC	USD	95,289	PLN	360,000	4,409
09/17/2025	UBS AG	JPY	562,730,000	USD	3,956,835	15,336
Subtotal—Appreciation						1,689,578
Currency Risk
09/17/2025	Barclays Bank PLC	CAD	6,495,000	USD	4,778,972	(9,011)
09/17/2025	Barclays Bank PLC	USD	6,123,479	NOK	61,660,000	(3,184)
09/17/2025	BNP Paribas S.A.	AUD	7,660,000	USD	5,000,024	(49,395)
09/17/2025	BNP Paribas S.A.	MXN	111,870,000	USD	5,851,303	(62,363)
09/17/2025	Deutsche Bank AG	CLP	240,300,000	USD	257,543	(354)
09/17/2025	Deutsche Bank AG	HUF	6,610,000	USD	18,593	(812)
09/17/2025	Deutsche Bank AG	KRW	3,718,360,000	USD	2,750,734	(10,458)
09/17/2025	Deutsche Bank AG	TWD	163,280,000	USD	5,672,399	(40,887)
09/17/2025	Deutsche Bank AG	USD	960,237	CAD	1,300,000	(1,903)
09/17/2025	Deutsche Bank AG	USD	4,964,311	PHP	276,810,000	(57,137)
09/17/2025	J.P. Morgan Chase Bank, N.A.	CHF	4,315,000	USD	5,323,396	(167,334)
09/17/2025	J.P. Morgan Chase Bank, N.A.	CZK	126,580,000	USD	5,846,368	(198,256)
09/17/2025	Morgan Stanley and Co. International PLC	THB	181,855,000	USD	5,599,415	(27,069)
09/17/2025	UBS AG	NZD	8,885,000	USD	5,390,476	(39,300)
Subtotal—Depreciation						(667,463)
Total Forward Foreign Currency Contracts						$1,022,115

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Active Allocation Fund

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 42, Version 1	Sell	5.00%	Quarterly	06/20/2029	2.785%	USD	13,500,000	$747,197	$1,036,598	$289,401
Credit Risk
Markit CDX North America Investment Grade Index, Series 42, Version 1	Buy	(1.00)	Quarterly	06/20/2029	0.400	USD	187,000,000	(3,376,680)	(4,170,474)	(793,794)
Total Centrally Cleared Credit Default Swap Agreements								$(2,629,483)	$(3,133,876)	$(504,393)

(a)	Centrally cleared swap agreements collateralized by $1,578,582 cash held with J.P. Morgan Chase Bank, N.A.
(b)
Implied credit spreads represent the current level, as of June 30, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PHP	—Philippines Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Active Allocation Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $1,548,450,390)*	$1,941,491,729
Other investments:
Variation margin receivable — futures contracts	105,130
Unrealized appreciation on forward foreign currency contracts outstanding	1,689,578
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	1,688,389
Cash collateral — centrally cleared swap agreements	1,578,582
Receivable for:
Fund shares sold	820,773
Dividends - affiliated underlying funds	1,457,270
Investment for trustee deferred compensation and retirement plans	120,674
Other assets	106,255
Total assets	1,949,058,380
Liabilities:
Other investments:
Variation margin payable — centrally cleared swap agreements	31,028
Unrealized depreciation on forward foreign currency contracts outstanding	667,463
Payable for:
Investments purchased - affiliated underlying funds	1,371,563
Dividends	53
Fund shares reacquired	1,312,141
Amount due custodian	808
Collateral upon return of securities loaned	1,301,698
Accrued fees to affiliates	801,538
Accrued trustees’ and officers’ fees and benefits	28,224
Accrued other operating expenses	153,219
Trustee deferred compensation and retirement plans	120,674
Total liabilities	5,788,409
Net assets applicable to shares outstanding	$1,943,269,971
Net assets consist of:
Shares of beneficial interest	$1,489,503,382
Distributable earnings	453,766,589
$1,943,269,971
Net Assets:
Class A	$1,630,081,234
Class C	$132,114,982
Class R	$153,508,965
Class Y	$26,203,463
Class R5	$40,438
Class R6	$1,320,889
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	111,356,018
Class C	9,323,172
Class R	10,580,539
Class Y	1,751,808
Class R5	2,765
Class R6	90,317
Class A:
Net asset value per share	$14.64
Maximum offering price per share (Net asset value of $14.64 ÷ 94.50%)	$15.49
Class C:
Net asset value and offering price per share	$14.17
Class R:
Net asset value and offering price per share	$14.51
Class Y:
Net asset value and offering price per share	$14.96
Class R5:
Net asset value and offering price per share	$14.62
Class R6:
Net asset value and offering price per share	$14.63

*	At June 30, 2025, securities with an aggregate value of $1,277,685 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Active Allocation Fund

Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $29,564)	$16,727,002
Interest	197,128
Total investment income	16,924,130
Expenses:
Advisory fees	793,703
Administrative services fees	132,760
Distribution fees:
Class A	1,842,697
Class C	653,295
Class R	370,730
Transfer agent fees — A, C, R and Y	889,523
Transfer agent fees — R5	3
Transfer agent fees — R6	65
Trustees’ and officers’ fees and benefits	7,679
Registration and filing fees	59,102
Reports to shareholders	42,905
Professional services fees	27,286
Other	2,743
Total expenses	4,822,491
Less: Fees waived and/or expense offset arrangement(s)	(50,843)
Net expenses	4,771,648
Net investment income	12,152,482
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated underlying fund shares	4,731,627
Capital gain distributions from affiliated underlying fund shares	2,057,040
Foreign currencies	2,194
Forward foreign currency contracts	2,984,378
Futures contracts	(1,435,688)
Swap agreements	(274,694)
8,064,857
Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	120,747,105
Foreign currencies	(2,837)
Forward foreign currency contracts	641,491
Futures contracts	991,003
Swap agreements	(340,179)
122,036,583
Net realized and unrealized gain	130,101,440
Net increase in net assets resulting from operations	$142,253,922
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Active Allocation Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$12,152,482	$35,662,954
Net realized gain	8,064,857	93,208,303
Change in net unrealized appreciation	122,036,583	50,204,393
Net increase in net assets resulting from operations	142,253,922	179,075,650
Distributions to shareholders from distributable earnings:
Class A	—	(86,863,640)
Class C	—	(6,798,070)
Class R	—	(8,051,100)
Class Y	—	(1,489,956)
Class R5	—	(673)
Class R6	—	(32,314)
Total distributions from distributable earnings	—	(103,235,753)
Share transactions–net:
Class A	(70,699,140)	(70,882,563)
Class C	(15,518,813)	(27,547,796)
Class R	(10,697,102)	1,349,418
Class Y	(2,085,617)	(758,211)
Class R5	27,452	(274,718)
Class R6	693,261	501,543
Net increase (decrease) in net assets resulting from share transactions	(98,279,959)	(97,612,327)
Net increase (decrease) in net assets	43,973,963	(21,772,430)
Net assets:
Beginning of period	1,899,296,008	1,921,068,438
End of period	$1,943,269,971	$1,899,296,008
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Active Allocation Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Class A
Six months ended 06/30/25	$13.57	$0.09	$0.98	$1.07	$—	$—	$—	$14.64	7.89%(e)	$1,630,081	0.46%(e)(f)	0.46%(e)(f)	1.37%(e)(f)	24%
Year ended 12/31/24	13.08	0.26	1.02	1.28	(0.30)	(0.49)	(0.79)	13.57	9.77 (e)	1,581,091	0.46 (e)	0.47 (e)	1.92 (e)	43
Year ended 12/31/23	11.89	0.23	1.37	1.60	(0.23)	(0.18)	(0.41)	13.08	13.52 (e)	1,589,240	0.46 (e)	0.46 (e)	1.84 (e)	21
Year ended 12/31/22	15.42	0.15	(3.12)	(2.97)	(0.17)	(0.39)	(0.56)	11.89	(19.32)(e)	1,498,861	0.47 (e)	0.47 (e)	1.18 (e)	20
Year ended 12/31/21	14.70	0.10	1.92	2.02	(0.32)	(0.98)	(1.30)	15.42	13.92 (e)	1,973,745	0.45 (e)	0.47 (e)	0.64 (e)	16
Year ended 12/31/20	14.66	0.13	1.76	1.89	(0.14)	(1.71)	(1.85)	14.70	13.04 (e)	1,973,119	0.44 (e)	0.48 (e)	0.94 (e)	70
Class C
Six months ended 06/30/25	13.19	0.04	0.94	0.98	—	—	—	14.17	7.43	132,115	1.22 (f)	1.22 (f)	0.61 (f)	24
Year ended 12/31/24	12.72	0.16	0.99	1.15	(0.19)	(0.49)	(0.68)	13.19	9.00	138,237	1.22	1.23	1.16	43
Year ended 12/31/23	11.57	0.13	1.33	1.46	(0.13)	(0.18)	(0.31)	12.72	12.66	159,486	1.22	1.22	1.08	21
Year ended 12/31/22	15.01	0.05	(3.03)	(2.98)	(0.07)	(0.39)	(0.46)	11.57	(19.93)	167,991	1.23	1.23	0.42	20
Year ended 12/31/21	14.34	(0.02)	1.86	1.84	(0.19)	(0.98)	(1.17)	15.01	13.01	247,857	1.21	1.23	(0.12)	16
Year ended 12/31/20	14.35	0.02	1.70	1.72	(0.02)	(1.71)	(1.73)	14.34	12.18	263,343	1.20	1.24	0.18	70
Class R
Six months ended 06/30/25	13.47	0.08	0.96	1.04	—	—	—	14.51	7.72	153,509	0.72 (f)	0.72 (f)	1.11 (f)	24
Year ended 12/31/24	12.99	0.23	1.00	1.23	(0.26)	(0.49)	(0.75)	13.47	9.48	153,142	0.72	0.73	1.66	43
Year ended 12/31/23	11.80	0.20	1.37	1.57	(0.20)	(0.18)	(0.38)	12.99	13.33	146,168	0.72	0.72	1.58	21
Year ended 12/31/22	15.31	0.12	(3.11)	(2.99)	(0.13)	(0.39)	(0.52)	11.80	(19.56)	127,968	0.73	0.73	0.92	20
Year ended 12/31/21	14.60	0.06	1.91	1.97	(0.28)	(0.98)	(1.26)	15.31	13.64	166,900	0.71	0.73	0.38	16
Year ended 12/31/20	14.58	0.09	1.74	1.83	(0.10)	(1.71)	(1.81)	14.60	12.70	147,675	0.70	0.74	0.68	70
Class Y
Six months ended 06/30/25	13.85	0.11	1.00	1.11	—	—	—	14.96	8.01	26,203	0.22 (f)	0.22 (f)	1.61 (f)	24
Year ended 12/31/24	13.34	0.30	1.04	1.34	(0.34)	(0.49)	(0.83)	13.85	10.00	26,258	0.22	0.23	2.16	43
Year ended 12/31/23	12.11	0.27	1.40	1.67	(0.26)	(0.18)	(0.44)	13.34	13.86	25,832	0.22	0.22	2.08	21
Year ended 12/31/22	15.70	0.19	(3.19)	(3.00)	(0.20)	(0.39)	(0.59)	12.11	(19.15)	25,095	0.23	0.23	1.42	20
Year ended 12/31/21	14.94	0.14	1.96	2.10	(0.36)	(0.98)	(1.34)	15.70	14.24	31,941	0.21	0.23	0.88	16
Year ended 12/31/20	14.88	0.17	1.77	1.94	(0.17)	(1.71)	(1.88)	14.94	13.22	28,284	0.20	0.24	1.18	70
Class R5
Six months ended 06/30/25	13.54	0.11	0.97	1.08	—	—	—	14.62	7.98	40	0.14 (f)	0.14 (f)	1.69 (f)	24
Year ended 12/31/24	13.06	0.30	1.01	1.31	(0.34)	(0.49)	(0.83)	13.54	10.05	11	0.17	0.17	2.21	43
Year ended 12/31/23	11.87	0.26	1.38	1.64	(0.27)	(0.18)	(0.45)	13.06	13.89	287	0.20	0.20	2.10	21
Year ended 12/31/22	15.39	0.19	(3.12)	(2.93)	(0.20)	(0.39)	(0.59)	11.87	(19.08)	10	0.17	0.17	1.48	20
Year ended 12/31/21	14.68	0.14	1.92	2.06	(0.37)	(0.98)	(1.35)	15.39	14.19	11	0.19	0.21	0.90	16
Year ended 12/31/20	14.65	0.17	1.75	1.92	(0.18)	(1.71)	(1.89)	14.68	13.29	10	0.18	0.22	1.20	70
Class R6
Six months ended 06/30/25	13.53	0.12	0.98	1.10	—	—	—	14.63	8.13	1,321	0.13 (f)	0.13 (f)	1.70 (f)	24
Year ended 12/31/24	13.05	0.31	1.01	1.32	(0.35)	(0.49)	(0.84)	13.53	10.08	558	0.15	0.15	2.23	43
Year ended 12/31/23	11.86	0.27	1.37	1.64	(0.27)	(0.18)	(0.45)	13.05	13.91	54	0.14	0.14	2.16	21
Year ended 12/31/22	15.39	0.18	(3.12)	(2.94)	(0.20)	(0.39)	(0.59)	11.86	(19.14)	27	0.23	0.23	1.42	20
Year ended 12/31/21	14.67	0.14	1.93	2.07	(0.37)	(0.98)	(1.35)	15.39	14.29	14	0.19	0.21	0.90	16
Year ended 12/31/20	14.65	0.17	1.75	1.92	(0.19)	(1.71)	(1.90)	14.67	13.25	10	0.17	0.22	1.21	70

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.
Estimated acquired fund fees from underlying funds was 0.52%, 0.52%, 0.52%, 0.53%, 0.53% and 0.63% for the six months ended June 30, 2025 and the years ended
December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
June 30, 2025 and the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(f)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Active Allocation Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Active Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund is a “fund of funds”, in that it invests in other mutual funds advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds ("ETFs") and other pooled investment vehicles advised by Invesco Capital Management LLC (“Invesco Capital”) or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers (“underlying funds”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
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Invesco Active Allocation Fund

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making
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Invesco Active Allocation Fund

decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser $762 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would
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Invesco Active Allocation Fund

continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
N.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2025, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
O.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
P.
Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small
13
Invesco Active Allocation Fund

number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede an underlying Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $3 billion	0.100%
Over $3 billion	0.080%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.09%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $5,716.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the
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Invesco Active Allocation Fund

shareholder. During the six months ended June 30, 2025, IDI advised the Fund that IDI retained $75,949 in front-end sales commissions from the sale of Class A shares and $4,408 and $3,649 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,929,232,494	$—	$—	$1,929,232,494
Money Market Funds	10,957,471	1,301,764	—	12,259,235
Total Investments in Securities	1,940,189,965	1,301,764	—	1,941,491,729
Other Investments - Assets*
Futures Contracts	1,005,682	—	—	1,005,682
Forward Foreign Currency Contracts	—	1,689,578	—	1,689,578
Swap Agreements	—	289,401	—	289,401
	1,005,682	1,978,979	—	2,984,661
Other Investments - Liabilities*
Futures Contracts	(334,507)	—	—	(334,507)
Forward Foreign Currency Contracts	—	(667,463)	—	(667,463)
Swap Agreements	—	(793,794)	—	(793,794)
	(334,507)	(1,461,257)	—	(1,795,764)
Total Other Investments	671,175	517,722	—	1,188,897
Total Investments	$1,940,861,140	$1,819,486	$—	$1,942,680,626

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
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Invesco Active Allocation Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2025:
	Value
Derivative Assets	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$—	$8,652	$997,030	$1,005,682
Unrealized appreciation on swap agreements — Centrally Cleared(a)	289,401	—	—	—	289,401
Unrealized appreciation on forward foreign currency contracts outstanding	—	1,689,578	—	—	1,689,578
Total Derivative Assets	289,401	1,689,578	8,652	997,030	2,984,661
Derivatives not subject to master netting agreements	(289,401)	—	(8,652)	(997,030)	(1,295,083)
Total Derivative Assets subject to master netting agreements	$—	$1,689,578	$—	$—	$1,689,578

Value
Derivative Liabilities	Credit Risk	Currency Risk	Equity Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$—	$(334,507)	$(334,507)
Unrealized depreciation on swap agreements — Centrally Cleared(a)	(793,794)	—	—	(793,794)
Unrealized depreciation on forward foreign currency contracts outstanding	—	(667,463)	—	(667,463)
Total Derivative Liabilities	(793,794)	(667,463)	(334,507)	(1,795,764)
Derivatives not subject to master netting agreements	793,794	—	334,507	1,128,301
Total Derivative Liabilities subject to master netting agreements	$—	$(667,463)	$—	$(667,463)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2025.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$25,828	$(12,195)	$13,633	$—	$—	$13,633
BNP Paribas S.A.	−	(111,758)	(111,758)	—	—	(111,758)
Deutsche Bank AG	475,941	(111,551)	364,390	—	—	364,390
Goldman Sachs International	58,758	−	58,758	—	—	58,758
J.P. Morgan Chase Bank, N.A.	733,980	(365,590)	368,390	—	—	368,390
Merrill Lynch International	296,598	−	296,598	—	—	296,598
Morgan Stanley and Co. International PLC	83,137	(27,069)	56,068	—	—	56,068
UBS AG	15,336	(39,300)	(23,964)	—	—	(23,964)
Total	$1,689,578	$(667,463)	$1,022,115	$—	$—	$1,022,115
Effect of Derivative Investments for the six months ended June 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$2,984,378	$-	$-	$2,984,378
Futures contracts	-	-	(1,317,057)	(118,631)	(1,435,688)
Swap agreements	(274,694)	-	-	-	(274,694)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	641,491	-	-	641,491
Futures contracts	-	-	(634,725)	1,625,728	991,003
Swap agreements	(340,179)	-	-	-	(340,179)
Total	$(614,873)	$3,625,869	$(1,951,782)	$1,507,097	$2,566,311
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Invesco Active Allocation Fund

The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Average notional value	$134,704,902	$73,314,057	$200,500,000

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $45,127.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $458,399,803 and $540,315,485, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$405,738,367
Aggregate unrealized (depreciation) of investments	(17,834,884)
Net unrealized appreciation of investments	$387,903,483
Cost of investments for tax purposes is $1,554,777,143.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	3,357,981	$46,113,574	6,949,657	$96,090,726
Class C	689,702	9,196,743	1,530,311	20,538,427
Class R	797,277	10,831,307	1,357,793	18,535,996
Class Y	226,675	3,163,881	743,875	10,437,707
Class R5	1,955	27,452	-	-
Class R6	73,591	1,026,566	35,045	474,932
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Invesco Active Allocation Fund

	Summary of Share Activity
	Six months ended June 30, 2025		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	-	$-	6,291,608	$85,251,366
Class C	-	-	512,724	6,752,537
Class R	-	-	595,777	8,007,245
Class Y	-	-	96,432	1,332,685
Class R6	-	-	2,349	31,731
Automatic conversion of Class C shares to Class A shares:
Class A	738,516	10,191,689	1,621,525	22,319,755
Class C	(761,429)	(10,191,689)	(1,672,251)	(22,319,755)
Reacquired:
Class A	(9,258,054)	(127,004,403)	(19,825,100)	(274,544,410)
Class C	(1,088,999)	(14,523,867)	(2,420,586)	(32,519,005)
Class R	(1,589,629)	(21,528,409)	(1,835,617)	(25,193,823)
Class Y	(370,842)	(5,249,498)	(881,137)	(12,528,603)
Class R5	-	-	(21,205)	(274,718)
Class R6	(24,484)	(333,305)	(355)	(5,120)
Net increase (decrease) in share activity	(7,207,740)	$(98,279,959)	(6,919,155)	$(97,612,327)
18
Invesco Active Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Active Allocation Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC, and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Active Allocation Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund underwent a change in portfolio management and investment process in 2024. The Board considered that the Fund’s asset allocation achieved through investing in underlying affiliated funds, including its exposure to certain investment factors within the equity market as well as to certain
19
Invesco Active Allocation Fund

segments of the fixed income asset class, negatively impacted Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were below and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board considered that the implementation of the unique tactical allocation strategy employed by Invesco in managing the Fund represents services that are in addition to, rather than duplicative of, services provided by Invesco to the underlying affiliated funds in which the Fund invests.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with
Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated exchange-traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange-traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange-traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.
20
Invesco Active Allocation Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
21
Invesco Active Allocation Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
O-OPSAA-NCSRS

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco Convertible Securities Fund
Nasdaq:
A: CNSAX ■ C: CNSCX ■ Y: CNSDX ■ R5: CNSIX ■ R6: CNSFX

2	Schedule of Investments
6	Financial Statements
9	Financial Highlights
10	Notes to Financial Statements
16	Approval of Investment Advisory and Sub-Advisory Contracts
18	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
June 30, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–75.26%
Aerospace & Defense–0.67%
Rocket Lab USA, Inc., Conv., 4.25%, 02/01/2029(b)	$250,000	$1,756,875
TransDigm, Inc., 6.38%, 03/01/2029(b)	3,000,000	3,081,575
		4,838,450
Alternative Carriers–0.83%
AST SpaceMobile, Inc., Conv., 4.25%, 03/01/2032(b)	3,000,000	5,957,531
Apparel Retail–0.72%
Burlington Stores, Inc., Conv., 1.25%, 12/15/2027	4,005,000	5,184,473
Application Software–7.08%
Core Scientific, Inc., Conv., 3.00%, 09/01/2029(b)	1,700,000	2,934,200
Guidewire Software, Inc., Conv., 1.25%, 11/01/2029(b)	9,075,000	10,722,113
Life360, Inc., Conv., 0.00%, 06/01/2030(b)(c)	2,500,000	2,651,563
MARA Holdings, Inc., Conv., 2.13%, 03/01/2029(b)(d)	2,300,000	2,453,832
MicroStrategy, Inc., Conv., 0.63%, 09/15/2027(b)(d)	6,925,000	16,180,262
Nutanix, Inc., Conv., 0.25%, 10/01/2027	5,125,000	7,236,500
Tyler Technologies, Inc., Conv., 0.25%, 03/15/2026	5,525,000	6,817,850
Vertex, Inc., Conv., 0.75%, 05/01/2029	1,750,000	2,100,906
		51,097,226
Automobile Manufacturers–2.06%
Ford Motor Credit Co. LLC, 7.35%, 11/04/2027	4,000,000	4,155,415
Rivian Automotive, Inc., Conv., 4.63%, 03/15/2029	10,500,000	10,703,438
		14,858,853
Biotechnology–5.33%
Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027	4,270,000	5,557,405
Ascendis Pharma A/S (Denmark), Conv., 2.25%, 04/01/2028	2,000,000	2,507,952
BridgeBio Pharma, Inc., Conv., 1.75%, 03/01/2031(b)	4,257,000	4,974,304
Exact Sciences Corp., Conv., 2.00%, 03/01/2030(b)	3,000,000	3,045,000
Halozyme Therapeutics, Inc., Conv., 1.00%, 08/15/2028	6,500,000	7,416,500
Jazz Investments I Ltd., Conv., 3.13%, 09/15/2030(b)	7,075,000	7,534,875
Mirum Pharmaceuticals, Inc., Conv., 4.00%, 05/01/2029	2,500,000	4,439,375
Tempus AI, Inc., 0.75%, 07/15/2030	3,000,000	3,000,000
		38,475,411
	Principal Amount	Value
Broadline Retail–1.18%
Alibaba Group Holding Ltd. (China), Conv., 0.50%, 06/01/2029(d)	$6,675,000	$8,536,152
Coal & Consumable Fuels–0.32%
Centrus Energy Corp., Conv., 2.25%, 11/01/2030(b)	1,100,000	2,283,050
Communications Equipment–1.15%
Lumentum Holdings, Inc., Conv., 1.50%, 12/15/2029	5,400,000	8,294,400
Computer & Electronics Retail–0.45%
GameStop Corp., Conv., 0.00%, 04/03/2028(b)(c)(d)	3,000,000	3,247,500
Construction & Engineering–1.68%
Fluor Corp., Conv., 1.13%, 08/15/2029	5,500,000	7,222,875
Granite Construction, Inc., Conv., 3.25%, 06/15/2030	3,550,000	4,861,725
		12,084,600
Consumer Finance–1.50%
SoFi Technologies, Inc., Conv., 1.25%, 03/15/2029(b)	3,000,000	6,116,700
Upstart Holdings, Inc., Conv., 2.00%, 10/01/2029(b)	2,850,000	4,674,000
		10,790,700
Diversified Financial Services–0.69%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.50%, 07/15/2025	5,000,000	5,003,241
Diversified Metals & Mining–0.96%
MP Materials Corp., Conv., 3.00%, 03/01/2030(b)	4,000,000	6,942,000
Diversified REITs–0.50%
Digital Realty Trust L.P., Conv., 1.88%, 11/15/2029(b)	3,400,000	3,583,260
Electric Utilities–6.21%
Duke Energy Corp., Conv., 4.13%, 04/15/2026	3,000,000	3,177,750
Evergy, Inc., Conv., 4.50%, 12/15/2027	5,000,000	5,856,875
NextEra Energy Capital Holdings, Inc., Conv., 3.00%, 03/01/2027	8,700,000	9,913,650
PPL Capital Funding, Inc., Conv., 2.88%, 03/15/2028	4,250,000	4,600,849
Southern Co. (The), Conv., 4.50%, 06/15/2027	11,100,000	12,265,622
TXNM Energy, Inc., Conv., 5.75%, 06/01/2054	3,800,000	4,942,364
Vistra Operations Co. LLC, 5.63%, 02/15/2027(b)	4,000,000	4,005,236
		44,762,346
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Convertible Securities Fund

Principal Amount		Value
Electronic Equipment & Instruments–2.40%
Advanced Energy Industries, Inc., Conv., 2.50%, 09/15/2028	$2,000,000	$2,405,800
Itron, Inc., Conv., 1.38%, 07/15/2030	3,600,000	4,298,400
Mirion Technologies, Inc., Conv., 0.25%, 06/01/2030(b)	4,500,000	5,199,750
OSI Systems, Inc., Conv., 2.25%, 08/01/2029(b)	4,000,000	5,436,000
		17,339,950
Environmental & Facilities Services–0.43%
Tetra Tech, Inc., Conv., 2.25%, 08/15/2028	2,750,000	3,104,063
Financial Exchanges & Data–1.24%
Coinbase Global, Inc., Conv., 0.25%, 04/01/2030	6,800,000	8,911,400
Food Distributors–0.22%
Chefs’ Warehouse, Inc. (The), Conv., 2.38%, 12/15/2028	1,000,000	1,561,000
Gas Utilities–0.50%
UGI Corp., Conv., 5.00%, 06/01/2028	2,600,000	3,595,731
Health Care Equipment–2.35%
Insulet Corp., Conv., 0.38%, 09/01/2026	4,500,000	6,336,829
Integer Holdings Corp., Conv., 2.13%, 02/15/2028	3,000,000	4,504,500
iRhythm Technologies, Inc., Conv., 1.50%, 09/01/2029	2,225,000	2,860,238
TransMedics Group, Inc., Conv., 1.50%, 06/01/2028	2,000,000	3,211,676
		16,913,243
Health Care REITs–2.68%
Ventas Realty L.P., Conv., 3.75%, 06/01/2026	3,750,000	4,492,500
Welltower OP LLC, Conv., 3.13%, 07/15/2029(b)	11,175,000	14,840,400
		19,332,900
Health Care Services–0.45%
Hims & Hers Health, Inc., Conv., 0.00%, 05/15/2030(b)(c)	3,100,000	3,258,100
Health Care Supplies–1.10%
Lantheus Holdings, Inc., Conv., 2.63%, 12/15/2027	2,770,000	3,525,517
Merit Medical Systems, Inc., Conv., 3.00%, 02/01/2029(b)	3,500,000	4,382,953
		7,908,470
Heavy Electrical Equipment–0.60%
Bloom Energy Corp.,
Conv., 3.00%, 06/01/2028	1,750,000	2,592,625
3.00%, 06/01/2029	1,250,000	1,765,899
		4,358,524
Homefurnishing Retail–1.07%
Wayfair, Inc., Conv., 3.50%, 11/15/2028	5,700,000	7,714,251
Principal Amount		Value
Hotels, Resorts & Cruise Lines–3.22%
Carnival Corp.,
Conv., 5.75%, 12/01/2027	$6,150,000	$13,542,300
7.00%, 08/15/2029(b)	4,000,000	4,216,324
MakeMyTrip Ltd. (India), Conv., 0.00%, 07/06/2028(b)(c)(d)	2,000,000	2,136,491
Trip.com Group Ltd. (China), Conv., 0.75%, 06/15/2027(d)	3,000,000	3,343,500
		23,238,615
Housewares & Specialties–0.54%
Newell Brands, Inc., 6.38%, 05/15/2030	4,000,000	3,901,296
Interactive Media & Services–2.09%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	3,500,000	3,483,320
Snap, Inc.,
Conv., 0.50%, 05/01/2030	2,300,000	1,961,900
6.88%, 03/01/2033(b)	9,400,000	9,651,459
		15,096,679
Internet Services & Infrastructure–2.86%
Akamai Technologies, Inc., Conv., 0.25%, 05/15/2031(b)(d)	3,300,000	3,423,750
Cloudflare, Inc., Conv., 0.00%, 06/15/2030(b)(c)	3,000,000	3,244,500
Snowflake, Inc.,
Conv., 0.00%, 10/01/2027(b)(c)	2,250,000	3,424,500
0.00%, 10/01/2029(b)(c)	6,750,000	10,515,656
		20,608,406
Investment Banking & Brokerage–0.34%
Galaxy Digital Holdings L.P., Conv., 2.50%, 12/01/2029(b)	2,000,000	2,460,005
Leisure Products–0.38%
Peloton Interactive, Inc., Conv., 5.50%, 12/01/2029	1,500,000	2,759,765
Marine Transportation–0.31%
NCL Corp. Ltd., 6.75%, 02/01/2032(b)	2,204,000	2,253,047
Mortgage REITs–0.59%
Starwood Property Trust, Inc., Conv., 6.75%, 07/15/2027	4,000,000	4,287,000
Movies & Entertainment–2.31%
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027	5,000,000	6,657,500
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	6,500,000	10,000,250
		16,657,750
Multi-Utilities–2.08%
CenterPoint Energy, Inc., Conv., 4.25%, 08/15/2026	5,500,000	5,964,750
CMS Energy Corp., Conv., 3.38%, 05/01/2028	2,500,000	2,663,750
WEC Energy Group, Inc., Conv., 4.38%, 06/01/2029	5,500,000	6,360,750
		14,989,250
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Convertible Securities Fund

Principal Amount		Value
Oil & Gas Exploration & Production–0.99%
Northern Oil and Gas, Inc.,
Conv., 3.63%, 04/15/2029	$3,857,000	$4,035,386
3.63%, 04/15/2029(b)	3,000,000	3,138,750
		7,174,136
Oil & Gas Refining & Marketing–0.54%
Sunoco L.P., 7.00%, 05/01/2029(b)	3,750,000	3,907,849
Packaged Foods & Meats–1.15%
Freshpet, Inc., Conv., 3.00%, 04/01/2028	1,000,000	1,244,500
Post Holdings, Inc., Conv., 2.50%, 08/15/2027	6,150,000	7,035,600
		8,280,100
Passenger Airlines–0.76%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	2,700,000	2,699,319
JetBlue Airways Corp., Conv., 2.50%, 09/01/2029(b)	3,000,000	2,766,000
		5,465,319
Passenger Ground Transportation–3.15%
Uber Technologies, Inc.,
6.25%, 01/15/2028(b)	4,500,000	4,524,296
Conv., 0.00%, 05/15/2028(b)(c)	2,000,000	2,129,000
Series 2028, Conv., 0.88%, 12/01/2028	11,225,000	16,068,587
		22,721,883
Personal Care Products–0.08%
Oddity Finance LLC, Conv., 0.00%, 06/15/2030(b)(c)	500,000	543,532
Restaurants–1.13%
Cheesecake Factory, Inc. (The), Conv., 2.00%, 03/15/2030(b)	1,500,000	1,629,375
DoorDash, Inc., Conv., 0.00%, 05/15/2030(b)(c)	6,000,000	6,515,132
		8,144,507
Semiconductors–1.12%
MACOM Technology Solutions Holdings, Inc., Conv., 0.00%, 12/15/2029(b)(c)	2,200,000	2,352,900
ON Semiconductor Corp., Conv., 0.00%, 05/01/2027(c)	4,050,000	4,809,982
Synaptics, Inc., Conv., 0.75%, 12/01/2031(b)	1,000,000	947,425
		8,110,307
Steel–0.58%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	4,000,000	4,171,075
Systems Software–1.49%
CyberArk Software Ltd., Conv., 0.00%, 06/15/2030(b)(c)	3,000,000	3,090,000
Progress Software Corp., Conv., 3.50%, 03/01/2030	3,000,000	3,484,500
Principal Amount		Value
Systems Software–(continued)
Rubrik, Inc., Conv., 0.00%, 06/15/2030(b)(c)	$4,000,000	$4,197,500
		10,772,000
Technology Hardware, Storage & Peripherals–3.24%
Seagate HDD Cayman, Conv., 3.50%, 06/01/2028	6,500,000	11,702,437
Super Micro Computer, Inc., Conv., 0.00%, 06/15/2030(b)(c)	4,000,000	4,496,000
Western Digital Corp., Conv., 3.00%, 11/15/2028	4,000,000	7,190,000
		23,388,437
Trading Companies & Distributors–0.45%
Air Lease Corp., Series D, 6.00%(e)(f)	3,318,000	3,252,865
Transaction & Payment Processing Services–1.49%
Affirm Holdings, Inc., Conv., 0.75%, 12/15/2029(b)	4,000,000	4,238,000
Block, Inc., 6.50%, 05/15/2032	6,300,000	6,503,981
		10,741,981
Total U.S. Dollar Denominated Bonds & Notes (Cost $470,633,803)		542,862,629
Shares
Preferred Stocks–21.26%
Aerospace & Defense–3.08%
Boeing Co. (The), 6.00%, Conv. Pfd.	327,000	22,236,000
Application Software–1.19%
MicroStrategy, Inc., 8.00%, Conv. Pfd.	71,000	8,591,710
Asset Management & Custody Banks–2.37%
Ares Management Corp., 6.75%, Series B, Conv. Pfd.	191,000	10,123,000
KKR & Co., Inc., 6.25%, Series D, Conv. Pfd.	130,000	6,968,000
		17,091,000
Diversified Banks–5.98%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	19,300	23,410,900
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	16,800	19,725,384
		43,136,284
Diversified Financial Services–1.53%
Apollo Global Management, Inc., 6.75%, Conv. Pfd.	147,800	11,062,830
Electric Utilities–2.24%
NextEra Energy, Inc., 7.30%, Conv. Pfd.	197,000	9,276,730
PG&E Corp., 6.00%, Series A, Conv. Pfd.	182,300	6,854,480
		16,131,210
Health Care Services–0.21%
BrightSpring Health Services, Inc., 6.75%, Conv. Pfd.	18,000	1,485,900
Industrial Machinery & Supplies & Components–0.53%
Chart Industries, Inc., 6.75%, Series B, Conv. Pfd.	63,000	3,805,200
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Convertible Securities Fund

Shares		Value
Semiconductors–1.31%
Microchip Technology, Inc., 7.50%, Conv. Pfd.	142,000	$9,462,880
Specialty Chemicals–0.57%
Albemarle Corp., 7.25%, Conv. Pfd.	127,800	4,102,380
Technology Hardware, Storage & Peripherals–1.06%
Hewlett Packard Enterprise Co., 7.63%, Conv. Pfd.	130,000	7,654,400
Trading Companies & Distributors–0.21%
QXO, Inc., 5.50%, Conv. Pfd.	25,000	1,549,750
Transaction & Payment Processing Services–0.98%
Shift4 Payments, Inc., 6.00%, Conv. Pfd.	61,400	7,073,280
Total Preferred Stocks (Cost $138,737,879)		153,382,824
Shares		Value
Money Market Funds–1.75%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(g)(h)	4,411,207	$4,411,207
Invesco Treasury Portfolio, Institutional Class, 4.23%(g)(h)	8,186,813	8,186,813
Total Money Market Funds (Cost $12,598,020)		12,598,020

Options Purchased–0.59%
(Cost $3,931,157)(i)		4,271,420
TOTAL INVESTMENTS IN SECURITIES–98.86% (Cost $625,900,859)		713,114,893
OTHER ASSETS LESS LIABILITIES—1.14%		8,204,906
NET ASSETS–100.00%		$721,319,799
Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
June 30, 2025 was $217,245,209, which represented 30.12% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,028,319	$56,498,794	$(57,115,906)	$-	$-	$4,411,207	$202,543
Invesco Treasury Portfolio, Institutional Class	9,332,880	104,926,333	(106,072,400)	-	-	8,186,813	373,458
Total	$14,361,199	$161,425,127	$(163,188,306)	$-	$-	$12,598,020	$576,001

(h)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(i)	The table below details options purchased.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Axon Enterprise, Inc.	Call	01/16/2026	255	USD	840.00	USD	21,420,000	$2,841,975

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Index	Call	10/17/2025	67	USD	6,240.00	USD	41,808,000	$1,429,445

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Convertible Securities Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $613,302,839)	$700,516,873
Investments in affiliated money market funds, at value (Cost $12,598,020)	12,598,020
Receivable for:
Investments sold	8,523,413
Fund shares sold	248,581
Dividends	256,559
Interest	2,967,124
Investment for trustee deferred compensation and retirement plans	115,380
Other assets	421,283
Total assets	725,647,233
Liabilities:
Payable for:
Investments purchased	3,000,000
Fund shares reacquired	727,285
Accrued fees to affiliates	376,365
Accrued other operating expenses	64,841
Trustee deferred compensation and retirement plans	158,943
Total liabilities	4,327,434
Net assets applicable to shares outstanding	$721,319,799
Net assets consist of:
Shares of beneficial interest	$609,931,135
Distributable earnings	111,388,664
$721,319,799
Net Assets:
Class A	$437,649,498
Class C	$10,878,844
Class Y	$235,609,875
Class R5	$334,329
Class R6	$36,847,253
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	17,396,363
Class C	436,165
Class Y	9,346,915
Class R5	13,292
Class R6	1,464,223
Class A:
Net asset value per share	$25.16
Maximum offering price per share (Net asset value of $25.16 ÷ 94.50%)	$26.62
Class C:
Net asset value and offering price per share	$24.94
Class Y:
Net asset value and offering price per share	$25.21
Class R5:
Net asset value and offering price per share	$25.15
Class R6:
Net asset value and offering price per share	$25.17
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Convertible Securities Fund

Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Interest	$6,030,059
Dividends	3,261,972
Dividends from affiliated money market funds	576,001
Total investment income	9,868,032
Expenses:
Advisory fees	1,826,776
Administrative services fees	56,074
Custodian fees	5,809
Distribution fees:
Class A	524,467
Class C	55,195
Transfer agent fees — A, C and Y	474,125
Transfer agent fees — R5	156
Transfer agent fees — R6	5,436
Trustees’ and officers’ fees and benefits	13,872
Registration and filing fees	41,345
Reports to shareholders	35,650
Professional services fees	28,183
Other	9,539
Total expenses	3,076,627
Less: Fees waived and/or expense offset arrangement(s)	(20,531)
Net expenses	3,056,096
Net investment income	6,811,936
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(9,567,493)
Option contracts written	(114,831)
(9,682,324)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	48,984,370
Option contracts written	(153,077)
48,831,293
Net realized and unrealized gain	39,148,969
Net increase in net assets resulting from operations	$45,960,905
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Convertible Securities Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$6,811,936	$14,833,866
Net realized gain (loss)	(9,682,324)	66,516,708
Change in net unrealized appreciation (depreciation)	48,831,293	(9,526,366)
Net increase in net assets resulting from operations	45,960,905	71,824,208
Distributions to shareholders from distributable earnings:
Class A	(5,512,109)	(14,305,064)
Class C	(100,558)	(329,670)
Class Y	(3,301,782)	(9,807,758)
Class R5	(4,609)	(18,128)
Class R6	(534,714)	(1,361,892)
Total distributions from distributable earnings	(9,453,772)	(25,822,512)
Share transactions–net:
Class A	(22,673,364)	(48,668,672)
Class C	(1,774,057)	(4,939,925)
Class Y	(27,917,587)	(72,093,740)
Class R5	(1,820)	(464,222)
Class R6	(2,103,175)	(12,590,071)
Net increase (decrease) in net assets resulting from share transactions	(54,470,003)	(138,756,630)
Net increase (decrease) in net assets	(17,962,870)	(92,754,934)
Net assets:
Beginning of period	739,282,669	832,037,603
End of period	$721,319,799	$739,282,669
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Convertible Securities Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 06/30/25	$23.87	$0.22	$1.38	$1.60	$(0.31)	$—	$(0.31)	$25.16	6.78%	$437,649	0.96%(d)	0.96%(d)	1.85%(d)	48%
Year ended 12/31/24	22.46	0.42	1.76	2.18	(0.49)	(0.28)	(0.77)	23.87	9.74	438,011	0.96	0.97	1.82	87
Year ended 12/31/23	21.09	0.26	1.38	1.64	(0.27)	—	(0.27)	22.46	7.87	460,621	0.93	0.94	1.21	65
Year ended 12/31/22	25.93	0.20	(4.26)	(4.06)	(0.19)	(0.59)	(0.78)	21.09	(15.72)	492,448	0.93	0.93	0.86	45
Year ended 12/31/21	31.91	0.14	1.17	1.31	(0.23)	(7.06)	(7.29)	25.93	4.68	666,916	0.88	0.88	0.43	61
Year ended 12/31/20	24.64	0.23	10.47	10.70	(0.37)	(3.06)	(3.43)	31.91	44.35	675,347	0.91	0.91	0.84	65
Class C
Six months ended 06/30/25	23.66	0.13	1.37	1.50	(0.22)	—	(0.22)	24.94	6.39	10,879	1.71 (d)	1.71 (d)	1.10 (d)	48
Year ended 12/31/24	22.28	0.24	1.73	1.97	(0.31)	(0.28)	(0.59)	23.66	8.86 (e)	12,111	1.70 (e)	1.71 (e)	1.08 (e)	87
Year ended 12/31/23	20.91	0.10	1.38	1.48	(0.11)	—	(0.11)	22.28	7.12 (f)	16,263	1.66 (f)	1.67 (f)	0.48 (f)	65
Year ended 12/31/22	25.72	0.03	(4.22)	(4.19)	(0.03)	(0.59)	(0.62)	20.91	(16.35)(f)	21,915	1.66 (f)	1.66 (f)	0.13 (f)	45
Year ended 12/31/21	31.73	(0.09)	1.16	1.07	(0.02)	(7.06)	(7.08)	25.72	3.94 (g)	44,798	1.60 (g)	1.60 (g)	(0.29)(g)	61
Year ended 12/31/20	24.51	0.03	10.41	10.44	(0.16)	(3.06)	(3.22)	31.73	43.25	61,221	1.66	1.66	0.09	65
Class Y
Six months ended 06/30/25	23.91	0.25	1.40	1.65	(0.35)	—	(0.35)	25.21	6.95	235,610	0.71 (d)	0.71 (d)	2.10 (d)	48
Year ended 12/31/24	22.51	0.48	1.74	2.22	(0.54)	(0.28)	(0.82)	23.91	9.95	251,811	0.71	0.72	2.07	87
Year ended 12/31/23	21.13	0.31	1.40	1.71	(0.33)	—	(0.33)	22.51	8.17	307,044	0.68	0.69	1.46	65
Year ended 12/31/22	25.98	0.26	(4.27)	(4.01)	(0.25)	(0.59)	(0.84)	21.13	(15.51)	345,453	0.68	0.68	1.11	45
Year ended 12/31/21	31.96	0.22	1.17	1.39	(0.31)	(7.06)	(7.37)	25.98	4.93	562,488	0.63	0.63	0.68	61
Year ended 12/31/20	24.68	0.30	10.48	10.78	(0.44)	(3.06)	(3.50)	31.96	44.69	647,484	0.66	0.66	1.09	65
Class R5
Six months ended 06/30/25	23.86	0.25	1.39	1.64	(0.35)	—	(0.35)	25.15	6.94	334	0.67 (d)	0.67 (d)	2.14 (d)	48
Year ended 12/31/24	22.46	0.48	1.75	2.23	(0.55)	(0.28)	(0.83)	23.86	10.01	319	0.67	0.68	2.11	87
Year ended 12/31/23	21.08	0.32	1.39	1.71	(0.33)	—	(0.33)	22.46	8.22	724	0.65	0.66	1.49	65
Year ended 12/31/22	25.93	0.26	(4.26)	(4.00)	(0.26)	(0.59)	(0.85)	21.08	(15.51)	556	0.64	0.64	1.15	45
Year ended 12/31/21	31.91	0.23	1.17	1.40	(0.32)	(7.06)	(7.38)	25.93	4.96	688	0.60	0.60	0.71	61
Year ended 12/31/20	24.65	0.31	10.46	10.77	(0.45)	(3.06)	(3.51)	31.91	44.70	1,773	0.64	0.64	1.11	65
Class R6
Six months ended 06/30/25	23.87	0.26	1.40	1.66	(0.36)	—	(0.36)	25.17	7.02	36,847	0.60 (d)	0.60 (d)	2.21 (d)	48
Year ended 12/31/24	22.47	0.50	1.75	2.25	(0.57)	(0.28)	(0.85)	23.87	10.08	37,030	0.60	0.61	2.18	87
Year ended 12/31/23	21.09	0.33	1.40	1.73	(0.35)	—	(0.35)	22.47	8.29	47,385	0.58	0.59	1.56	65
Year ended 12/31/22	25.94	0.27	(4.26)	(3.99)	(0.27)	(0.59)	(0.86)	21.09	(15.45)	158,063	0.57	0.57	1.22	45
Year ended 12/31/21	31.92	0.25	1.17	1.42	(0.34)	(7.06)	(7.40)	25.94	5.06	51,316	0.52	0.52	0.79	61
Year ended 12/31/20	24.65	0.33	10.47	10.80	(0.47)	(3.06)	(3.53)	31.92	44.86	55,585	0.56	0.56	1.19	65

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99% for Class C shares.
(f)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.98% for the years ended
December 31, 2023 and 2022, respectively.

(g)	The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.97% for Class C shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Convertible Securities Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Convertible Securities Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
10
Invesco Convertible Securities Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a
11
Invesco Convertible Securities Fund

written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
K.
Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
L.
Other Risks - Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.
Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $750 million	0.520%
Next $250 million	0.470%
Next $500 million	0.420%
Next $500 million	0.395%
Next $1 billion	0.370%
Over $3 billion	0.345%
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.52%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.25% and 1.25%, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
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Invesco Convertible Securities Fund

Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $15,546.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2025, IDI advised the Fund that IDI retained $17,899 in front-end sales commissions from the sale of Class A shares and $911 and $9 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$542,862,629	$—	$542,862,629
Preferred Stocks	153,382,824	—	—	153,382,824
Money Market Funds	12,598,020	—	—	12,598,020
Options Purchased	4,271,420	—	—	4,271,420
Total Investments	$170,252,264	$542,862,629	$—	$713,114,893
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
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Invesco Convertible Securities Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2025:
Value
Derivative Assets	Equity Risk
Options purchased, at value — Exchange-Traded(a)	$4,271,420
Derivatives not subject to master netting agreements	(4,271,420)
Total Derivative Assets subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.
Effect of Derivative Investments for the six months ended June 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Options purchased(a)	$(5,912,842)
Options written	(114,831)
Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	5,434,078
Options written	(153,077)
Total	$(746,672)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Equity Options Purchased	Index Options Purchased	Equity Options Written	Index Options Written
Average notional value	$46,880,750	$55,547,000	$6,492,333	$14,694,000
Average contracts	2,877	91	400	25

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,985.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
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Invesco Convertible Securities Fund

NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $328,145,502 and $385,496,897, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$93,807,404
Aggregate unrealized (depreciation) of investments	(6,455,204)
Net unrealized appreciation of investments	$87,352,200
Cost of investments for tax purposes is $625,762,693.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	312,366	$7,420,336	633,991	$14,678,032
Class C	21,330	504,204	37,484	860,913
Class Y	616,694	14,788,110	2,090,348	48,404,616
Class R5	226	5,453	3,821	85,662
Class R6	45,058	1,064,020	122,097	2,801,553
Issued as reinvestment of dividends:
Class A	191,921	4,627,674	512,846	12,243,962
Class C	3,677	87,891	12,482	296,558
Class Y	94,996	2,293,907	316,587	7,577,218
Class R5	114	2,732	693	16,333
Class R6	20,580	496,312	53,515	1,274,152
Automatic conversion of Class C shares to Class A shares:
Class A	48,281	1,153,808	130,677	2,997,346
Class C	(48,747)	(1,153,808)	(131,883)	(2,997,346)
Reacquired:
Class A	(1,509,436)	(35,875,182)	(3,428,281)	(78,588,012)
Class C	(51,955)	(1,212,344)	(136,193)	(3,100,050)
Class Y	(1,895,063)	(44,999,604)	(5,517,951)	(128,075,574)
Class R5	(421)	(10,005)	(23,384)	(566,217)
Class R6	(152,550)	(3,663,507)	(733,158)	(16,665,776)
Net increase (decrease) in share activity	(2,302,929)	$(54,470,003)	(6,056,309)	$(138,756,630)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15
Invesco Convertible Securities Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Convertible Securities Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC(collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against ICE BofA U.S. Convertible Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund
16
Invesco Convertible Securities Fund

performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
17
Invesco Convertible Securities Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
18
Invesco Convertible Securities Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
MS-CSEC-NCSRS

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco Income Allocation Fund
Nasdaq:
A: ALAAX ■ C: CLIAX ■ R: RLIAX ■ Y: ALAYX ■ R5: ILAAX ■ R6: IIASX

2	Schedule of Investments
3	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
14	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
June 30, 2025
(Unaudited)
Invesco Income Allocation Fund
Schedule of Investments in Affiliated Issuers–100.09%(a)
	% of Net Assets 06/30/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/25	Value 06/30/25
Domestic Equity Funds–31.16%
Invesco Dividend Income Fund, Class R6	4.02%	$13,137,603	$428,514	$(1,423,720)	$758,331	$86,194	$107,730	476,934	$12,986,922
Invesco Main Street Small Cap Fund, Class R6	1.79%	5,593,393	242,955	(155,511)	117,944	(11,908)	—	256,170	5,786,873
Invesco MSCI USA ETF(b)	6.76%	22,442,626	1,989,285	(3,868,791)	956,341	333,451	132,396	351,446	21,852,912
Invesco QQQ Income Advantage ETF	5.01%	16,517,003	1,655,398	(2,045,015)	47,549	24,102	835,415	322,690	16,199,037
Invesco Russell 1000® Dynamic Multifactor ETF	2.76%	9,226,204	—	(905,865)	522,995	62,240	35,166	154,129	8,905,574
Invesco S&P 500 Equal Weight Income Advantage ETF(b)	4.99%	16,323,456	505,540	(587,061)	(90,022)	(22,875)	751,603	323,292	16,129,038
Invesco S&P 500® Pure Value ETF(b)	4.28%	13,907,495	—	(627,051)	481,789	57,241	182,681	147,392	13,819,474
Invesco Value Opportunities Fund, Class R6	1.55%	4,897,996	346,186	(511,964)	246,306	16,486	—	219,851	4,995,010
Total Domestic Equity Funds		102,045,776	5,167,878	(10,124,978)	3,041,233	544,931	2,044,991		100,674,840
Fixed Income Funds–61.62%
Invesco Core Bond Fund, Class R6	24.88%	83,915,857	1,874,718	(6,452,435)	911,352	119,448	1,874,642	14,199,459	80,368,940
Invesco Core Plus Bond Fund, Class R6	23.86%	80,513,728	1,920,211	(6,208,575)	1,753,747	(894,383)	1,920,125	8,369,677	77,084,728
Invesco Floating Rate ESG Fund, Class R6	2.01%	6,882,139	280,533	(528,265)	(116,121)	(15,318)	280,513	992,819	6,502,968
Invesco High Yield Fund, Class R6	2.03%	6,863,710	227,814	(520,270)	(12,220)	7,198	227,800	1,854,868	6,566,232
Invesco International Bond Fund, Class R6	3.01%	10,260,796	249,097	(1,504,051)	814,019	(112,691)	249,086	2,096,581	9,707,170
Invesco Variable Rate Investment Grade ETF	5.83%	20,194,796	—	(1,294,846)	(45,513)	(13,255)	486,843	752,143	18,841,182
Total Fixed Income Funds		208,631,026	4,552,373	(16,508,442)	3,305,264	(909,001)	5,039,009		199,071,220
International and Global Equity Funds–6.95%
Invesco RAFI Developed Markets ex-U.S. ETF	5.47%	17,673,326	—	(3,279,821)	3,004,538	268,541	379,377	307,673	17,666,584
Invesco S&P Emerging Markets Low Volatility ETF(b)	1.48%	4,815,812	—	(556,634)	503,748	37,538	118,833	183,785	4,800,464
Total International and Global Equity Funds		22,489,138	—	(3,836,455)	3,508,286	306,079	498,210		22,467,048
Money Market Funds–0.36%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(c)	0.13%	9,123	8,886,564	(8,491,083)	—	—	7,872	404,604	404,604
Invesco Treasury Portfolio, Institutional Class, 4.23%(c)	0.23%	—	16,503,620	(15,759,370)	—	—	14,292	744,250	744,250
Total Money Market Funds		9,123	25,390,184	(24,250,453)	—	—	22,164		1,148,854
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $301,196,901)	100.09%	333,175,063	35,110,435	(54,720,328)	9,854,783	(57,991)	7,604,374		323,361,962

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.53%
Invesco Private Government Fund, 4.34%(c)(d)	1.26%	573,775	66,329,032	(62,841,789)	—	—	36,347 (e)	4,061,018	4,061,018
Invesco Private Prime Fund, 4.49%(c)(d)	3.27%	1,495,465	154,124,824	(145,052,036)	1,039	(420)	91,713 (e)	10,565,702	10,568,872
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,628,851)	4.53%	2,069,240	220,453,856	(207,893,825)	1,039	(420)	128,060		14,629,890
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $315,825,752)	104.62%	$335,244,303	$255,564,291	$(262,614,153)	$9,855,822	$(58,411)	$7,732,434		$337,991,852
OTHER ASSETS LESS LIABILITIES	(4.62)%								(14,921,615)
NET ASSETS	100.00%								$323,070,237
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at June 30, 2025.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
(e)
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Income Allocation Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $315,825,752)*	$337,991,852
Receivable for:
Fund shares sold	26,475
Dividends - affiliated underlying funds	753,686
Investment for trustee deferred compensation and retirement plans	43,051
Other assets	55,068
Total assets	338,870,132
Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	739,661
Fund shares reacquired	184,743
Collateral upon return of securities loaned	14,628,851
Accrued fees to affiliates	167,713
Accrued other operating expenses	31,922
Trustee deferred compensation and retirement plans	47,005
Total liabilities	15,799,895
Net assets applicable to shares outstanding	$323,070,237
Net assets consist of:
Shares of beneficial interest	$346,814,416
Distributable earnings (loss)	(23,744,179)
$323,070,237
Net Assets:
Class A	$295,030,522
Class C	$9,320,275
Class R	$4,737,130
Class Y	$13,850,001
Class R5	$71,902
Class R6	$60,407
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	27,166,405
Class C	857,154
Class R	435,893
Class Y	1,275,500
Class R5	6,622
Class R6	5,571
Class A:
Net asset value per share	$10.86
Maximum offering price per share (Net asset value of $10.86 ÷ 94.50%)	$11.49
Class C:
Net asset value and offering price per share	$10.87
Class R:
Net asset value and offering price per share	$10.87
Class Y:
Net asset value and offering price per share	$10.86
Class R5:
Net asset value and offering price per share	$10.86
Class R6:
Net asset value and offering price per share	$10.84

*	At June 30, 2025, securities with an aggregate value of $14,398,776 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Income Allocation Fund

Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $57,664)	$7,662,038
Interest	5,759
Total investment income	7,667,797
Expenses:
Administrative services fees	24,961
Custodian fees	1,038
Distribution fees:
Class A	365,701
Class C	52,448
Class R	11,625
Transfer agent fees — A, C, R and Y	191,058
Transfer agent fees — R5	28
Transfer agent fees — R6	4
Trustees’ and officers’ fees and benefits	10,679
Registration and filing fees	47,201
Reports to shareholders	18,309
Professional services fees	17,830
Other	7,696
Total expenses	748,578
Less: Fees waived	(2,080)
Net expenses	746,498
Net investment income	6,921,299
Realized and unrealized gain (loss) from:
Net realized gain (loss) from affiliated underlying fund shares	(58,411)
Change in net unrealized appreciation of affiliated underlying fund shares	9,855,822
Net realized and unrealized gain	9,797,411
Net increase in net assets resulting from operations	$16,718,710
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Income Allocation Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$6,921,299	$14,555,630
Net realized gain (loss)	(58,411)	(10,860,101)
Change in net unrealized appreciation	9,855,822	16,189,913
Net increase in net assets resulting from operations	16,718,710	19,885,442
Distributions to shareholders from distributable earnings:
Class A	(6,590,944)	(12,896,454)
Class C	(195,675)	(542,158)
Class R	(98,763)	(161,865)
Class Y	(356,016)	(846,858)
Class R5	(1,656)	(2,981)
Class R6	(1,282)	(1,028)
Total distributions from distributable earnings	(7,244,336)	(14,451,344)
Share transactions–net:
Class A	(14,111,183)	(40,637,567)
Class C	(2,727,080)	(9,239,032)
Class R	22,737	817,282
Class Y	(2,614,219)	(4,997,399)
Class R5	415	3,294
Class R6	10,431	38,950
Net increase (decrease) in net assets resulting from share transactions	(19,418,899)	(54,014,472)
Net increase (decrease) in net assets	(9,944,525)	(48,580,374)
Net assets:
Beginning of period	333,014,762	381,595,136
End of period	$323,070,237	$333,014,762
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Income Allocation Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (d)
Class A
Six months ended 06/30/25	$10.54	$0.23	$0.33	$0.56	$(0.24)	$—	$(0.24)	$10.86	5.37%	$295,031	0.45%(e)	0.45%(e)	4.30%(e)	3%
Year ended 12/31/24	10.38	0.43	0.17	0.60	(0.44)	—	(0.44)	10.54	5.84	300,472	0.47	0.47	4.13	86
Year ended 12/31/23	10.10	0.45	0.25	0.70	(0.42)	—	(0.42)	10.38	7.14	336,482	0.43	0.43	4.41	41
Year ended 12/31/22	11.84	0.35	(1.73)	(1.38)	(0.36)	—	(0.36)	10.10	(11.78)	366,254	0.37	0.43	3.25	30
Year ended 12/31/21	11.37	0.34	0.51	0.85	(0.38)	—	(0.38)	11.84	7.56	458,085	0.25	0.42	2.90	16
Year ended 12/31/20	11.60	0.40	(0.17)	0.23	(0.46)	(0.00)	(0.46)	11.37	2.33	414,703	0.25	0.43	3.65	66
Class C
Six months ended 06/30/25	10.56	0.19	0.32	0.51	(0.20)	—	(0.20)	10.87	4.87	9,320	1.20 (e)	1.20 (e)	3.55 (e)	3
Year ended 12/31/24	10.40	0.36	0.16	0.52	(0.36)	—	(0.36)	10.56	5.04	11,754	1.22	1.22	3.38	86
Year ended 12/31/23	10.11	0.37	0.27	0.64	(0.35)	—	(0.35)	10.40	6.43	20,704	1.18	1.18	3.66	41
Year ended 12/31/22	11.85	0.27	(1.73)	(1.46)	(0.28)	—	(0.28)	10.11	(12.43)	29,588	1.12	1.18	2.50	30
Year ended 12/31/21	11.38	0.25	0.51	0.76	(0.29)	—	(0.29)	11.85	6.76	46,368	1.00	1.17	2.15	16
Year ended 12/31/20	11.61	0.31	(0.16)	0.15	(0.38)	(0.00)	(0.38)	11.38	1.56	57,434	1.00	1.18	2.90	66
Class R
Six months ended 06/30/25	10.55	0.21	0.33	0.54	(0.22)	—	(0.22)	10.87	5.23	4,737	0.70 (e)	0.70 (e)	4.05 (e)	3
Year ended 12/31/24	10.39	0.41	0.16	0.57	(0.41)	—	(0.41)	10.55	5.57	4,577	0.72	0.72	3.88	86
Year ended 12/31/23	10.11	0.42	0.26	0.68	(0.40)	—	(0.40)	10.39	6.86	3,693	0.68	0.68	4.16	41
Year ended 12/31/22	11.84	0.32	(1.72)	(1.40)	(0.33)	—	(0.33)	10.11	(11.91)	3,470	0.62	0.68	3.00	30
Year ended 12/31/21	11.38	0.31	0.50	0.81	(0.35)	—	(0.35)	11.84	7.20	5,115	0.50	0.67	2.65	16
Year ended 12/31/20	11.60	0.37	(0.16)	0.21	(0.43)	(0.00)	(0.43)	11.38	2.17	4,975	0.50	0.68	3.40	66
Class Y
Six months ended 06/30/25	10.54	0.24	0.33	0.57	(0.25)	—	(0.25)	10.86	5.50	13,850	0.20 (e)	0.20 (e)	4.55 (e)	3
Year ended 12/31/24	10.38	0.46	0.16	0.62	(0.46)	—	(0.46)	10.54	6.11	16,094	0.22	0.22	4.38	86
Year ended 12/31/23	10.10	0.47	0.26	0.73	(0.45)	—	(0.45)	10.38	7.41	20,642	0.18	0.18	4.66	41
Year ended 12/31/22	11.83	0.38	(1.73)	(1.35)	(0.38)	—	(0.38)	10.10	(11.48)	28,227	0.12	0.18	3.50	30
Year ended 12/31/21	11.37	0.37	0.50	0.87	(0.41)	—	(0.41)	11.83	7.74	48,311	0.00	0.17	3.15	16
Year ended 12/31/20	11.60	0.42	(0.16)	0.26	(0.49)	(0.00)	(0.49)	11.37	2.59	49,435	0.00	0.18	3.90	66
Class R5
Six months ended 06/30/25	10.54	0.24	0.33	0.57	(0.25)	—	(0.25)	10.86	5.52	72	0.16 (e)	0.16 (e)	4.59 (e)	3
Year ended 12/31/24	10.38	0.46	0.16	0.62	(0.46)	—	(0.46)	10.54	6.14	69	0.18	0.18	4.42	86
Year ended 12/31/23	10.09	0.48	0.26	0.74	(0.45)	—	(0.45)	10.38	7.53	65	0.16	0.16	4.68	41
Year ended 12/31/22	11.83	0.38	(1.73)	(1.35)	(0.39)	—	(0.39)	10.09	(11.55)	93	0.11	0.16	3.51	30
Year ended 12/31/21	11.37	0.37	0.50	0.87	(0.41)	—	(0.41)	11.83	7.74	136	0.00	0.16	3.15	16
Year ended 12/31/20	11.60	0.42	(0.16)	0.26	(0.49)	(0.00)	(0.49)	11.37	2.59	367	0.00	0.16	3.90	66
Class R6
Six months ended 06/30/25	10.53	0.24	0.33	0.57	(0.26)	—	(0.26)	10.84	5.46	60	0.09 (e)	0.09 (e)	4.66 (e)	3
Year ended 12/31/24	10.38	0.47	0.15	0.62	(0.47)	—	(0.47)	10.53	6.14	48	0.09	0.09	4.51	86
Year ended 12/31/23	10.09	0.49	0.26	0.75	(0.46)	—	(0.46)	10.38	7.60	9	0.10	0.10	4.74	41
Year ended 12/31/22	11.83	0.38	(1.73)	(1.35)	(0.39)	—	(0.39)	10.09	(11.51)	337	0.06	0.09	3.56	30
Year ended 12/31/21	11.36	0.37	0.51	0.88	(0.41)	—	(0.41)	11.83	7.83	139	0.00	0.12	3.15	16
Year ended 12/31/20	11.60	0.45	(0.20)	0.25	(0.49)	(0.00)	(0.49)	11.36	2.50	10	0.00	0.14	3.90	66

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return.
Estimated acquired fund fees from underlying funds were 0.45%, 0.45%, 0.46%, 0.45%, 0.45% and 0.51% for the six months ended June 30, 2025 and the years ended
December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Income Allocation Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Income Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is current income and, secondarily, growth of capital.
The Fund is a "fund of funds", in that it invests in other mutual funds advised by Invesco Advisers, Inc. (the "Adviser" or "Invesco") and exchange-traded funds ("ETFs") and other pooled investment vehicles advised by Invesco Capital Management LLC ("Invesco Capital") or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers ("underlying funds"). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
7
Invesco Income Allocation Fund

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
I.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in
8
Invesco Income Allocation Fund

short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser $5,000 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
J.
Other Risks - Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  June 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2025, IDI advised the Fund that IDI retained $17,527 in front-end sales commissions from the sale of Class A shares and $2,871 and $104 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
9
Invesco Income Allocation Fund

NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$322,213,108	$—	$—	$322,213,108
Money Market Funds	1,148,854	14,629,890	—	15,778,744
Total Investments	$323,361,962	$14,629,890	$—	$337,991,852
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,080.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$5,379,005	$38,266,649	$43,645,654
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $9,720,251 and $30,469,875, respectively. As of June 30, 2025, the aggregate cost of investments,
10
Invesco Income Allocation Fund

including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$19,992,090
Aggregate unrealized (depreciation) of investments	(1,053,278)
Net unrealized appreciation of investments	$18,938,812
Cost of investments for tax purposes is $319,053,040.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	1,156,904	$12,242,952	2,335,386	$24,590,572
Class C	33,593	358,310	69,540	727,251
Class R	65,186	692,367	107,515	1,123,657
Class Y	275,622	2,945,295	711,579	7,376,542
Class R5	19	202	113	1,196
Class R6	909	9,500	8,274	87,471
Issued as reinvestment of dividends:
Class A	515,939	5,463,934	1,025,283	10,741,679
Class C	15,725	166,780	44,074	461,710
Class R	9,315	98,763	15,402	161,705
Class Y	26,010	275,387	55,809	584,606
Class R5	129	1,368	234	2,449
Class R6	100	1,057	58	612
Automatic conversion of Class C shares to Class A shares:
Class A	181,628	1,928,573	534,546	5,581,918
Class C	(181,411)	(1,928,573)	(533,922)	(5,581,918)
Reacquired:
Class A	(3,185,290)	(33,746,642)	(7,802,301)	(81,551,736)
Class C	(124,241)	(1,323,597)	(457,647)	(4,846,075)
Class R	(72,404)	(768,393)	(44,544)	(468,080)
Class Y	(552,684)	(5,834,901)	(1,229,101)	(12,958,547)
Class R5	(108)	(1,155)	(33)	(351)
Class R6	(12)	(126)	(4,635)	(49,133)
Net increase (decrease) in share activity	(1,835,071)	$(19,418,899)	(5,164,370)	$(54,014,472)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

11
Invesco Income Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Income Allocation Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco
Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Income Allocation Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund underwent a change in portfolio management and investment process in 2024. The Board considered that the Fund’s asset allocation achieved through investing in underlying affiliated funds, including its exposure to certain investment factors within the equity market as well as to certain segments of the fixed income asset class, negatively impacted Fund performance. The Board recognized
12
Invesco Income Allocation Fund

that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.
D.
Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange-traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange-traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange-traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
13
Invesco Income Allocation Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
14
Invesco Income Allocation Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
INCAL-NCSRS

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco International Diversified Fund
Nasdaq:
A: OIDAX ■ C: OIDCX ■ R: OIDNX ■ Y: OIDYX ■ R5: INDFX ■ R6: OIDIX

2	Schedule of Investments
3	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
14	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
June 30, 2025
(Unaudited)
Invesco International Diversified Fund
Schedule of Investments in Affiliated Issuers–99.72%(a)
	% of Net Assets 06/30/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Dividend Income	Shares 06/30/25	Value 06/30/25
International and Global Equity Funds–99.72%
Invesco Developing Markets Fund, Class R6	19.85%	$310,928,502	$5,415,179	$(45,469,987)	$26,729,568	$5,557,194	$—	7,170,304	$303,160,456
Invesco EQV International Equity Fund, Class R6	24.91%	390,460,273	3,333,799	(54,989,045)	39,438,407	2,304,882	—	15,538,927	380,548,316
Invesco International Growth Focus ETF	0.00%	—	50,302	—	456	—	—	2,000	50,758
Invesco International Small-Mid Company Fund, Class R6	30.15%	468,831,444	—	(85,362,218)	61,176,569	15,794,268	—	10,688,024	460,440,063
Invesco Oppenheimer International Growth Fund, Class R6	24.81%	387,663,252	125,718	(54,155,606)	42,057,718	3,251,914	—	10,647,457	378,942,996
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $884,835,794)	99.72%	$1,557,883,471	$8,924,998	$(239,976,856)	$169,402,718	$26,908,258	$—		$1,523,142,589
OTHER ASSETS LESS LIABILITIES	0.28%								4,263,965
NET ASSETS	100.00%								$1,527,406,554
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco International Diversified Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $884,835,794)	$1,523,142,589
Cash	8,010,836
Receivable for:
Fund shares sold	556,273
Investment for trustee deferred compensation and retirement plans	167,702
Other assets	89,323
Total assets	1,531,966,723
Liabilities:
Payable for:
Fund shares reacquired	3,402,731
Accrued fees to affiliates	874,749
Accrued trustees’ and officers’ fees and benefits	16,660
Accrued other operating expenses	87,121
Trustee deferred compensation and retirement plans	178,908
Total liabilities	4,560,169
Net assets applicable to shares outstanding	$1,527,406,554
Net assets consist of:
Shares of beneficial interest	$831,248,617
Distributable earnings	696,157,937
$1,527,406,554
Net Assets:
Class A	$744,157,873
Class C	$43,816,755
Class R	$109,599,353
Class Y	$458,674,086
Class R5	$35,277
Class R6	$171,123,210
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	43,729,199
Class C	2,777,232
Class R	6,621,188
Class Y	26,490,971
Class R5	2,062
Class R6	9,824,885
Class A:
Net asset value per share	$17.02
Maximum offering price per share (Net asset value of $17.02 ÷ 94.50%)	$18.01
Class C:
Net asset value and offering price per share	$15.78
Class R:
Net asset value and offering price per share	$16.55
Class Y:
Net asset value and offering price per share	$17.31
Class R5:
Net asset value and offering price per share	$17.11
Class R6:
Net asset value and offering price per share	$17.42
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco International Diversified Fund

Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Expenses:
Custodian fees	$773
Distribution fees:
Class A	869,661
Class C	224,453
Class R	259,258
Transfer agent fees — A, C, R and Y	1,095,837
Transfer agent fees — R5	16
Transfer agent fees — R6	30,080
Trustees’ and officers’ fees and benefits	10,577
Registration and filing fees	50,079
Reports to shareholders	91,983
Professional services fees	20,438
Other	17,682
Total expenses	2,670,837
Less: Expense offset arrangement(s)	(30,779)
Net expenses	2,640,058
Net investment income (loss)	(2,640,058)
Realized and unrealized gain from:
Net realized gain from affiliated underlying fund shares	26,908,258
Change in net unrealized appreciation of affiliated underlying fund shares	169,402,718
Net realized and unrealized gain	196,310,976
Net increase (decrease) in net assets resulting from operations	$193,670,918
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco International Diversified Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(2,640,058)	$18,040,473
Net realized gain	26,908,258	182,518,389
Change in net unrealized appreciation (depreciation)	169,402,718	(232,714,831)
Net increase (decrease) in net assets resulting from operations	193,670,918	(32,155,969)
Distributions to shareholders from distributable earnings:
Class A	—	(33,277,647)
Class C	—	(1,861,674)
Class R	—	(4,575,352)
Class Y	—	(26,908,504)
Class R5	—	(1,683)
Class R6	—	(10,741,695)
Total distributions from distributable earnings	—	(77,366,555)
Share transactions–net:
Class A	(51,432,368)	(92,386,922)
Class C	(9,246,470)	(19,389,878)
Class R	(7,735,751)	(14,861,631)
Class Y	(115,353,694)	(246,778,070)
Class R5	—	1,268
Class R6	(48,745,870)	(73,717,241)
Net increase (decrease) in net assets resulting from share transactions	(232,514,153)	(447,132,474)
Net increase (decrease) in net assets	(38,843,235)	(556,654,998)
Net assets:
Beginning of period	1,566,249,789	2,122,904,787
End of period	$1,527,406,554	$1,566,249,789
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco International Diversified Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Class A
Six months ended 06/30/25	$14.98	$(0.03)	$2.07	$2.04	$—	$—	$—	$17.02	13.62%	$744,158	0.44%(e)	0.44%(e)	(0.44)%(e)	1%
Year ended 12/31/24	16.12	0.14	(0.55)	(0.41)	(0.21)	(0.52)	(0.73)	14.98	(2.53)	704,088	0.45	0.45	0.85	8
Year ended 12/31/23	14.02	0.13	2.03	2.16	(0.06)	—	(0.06)	16.12	15.43	846,831	0.42	0.42	0.84	7
Year ended 12/31/22	21.53	0.05	(5.49)	(5.44)	(0.06)	(2.01)	(2.07)	14.02	(25.32)	838,141	0.44	0.44	0.26	15
Year ended 12/31/21	22.41	0.06	0.77	0.83	(0.11)	(1.60)	(1.71)	21.53	3.89	1,337,605	0.42	0.42	0.26	20
Year ended 12/31/20	18.88	(0.01)	3.79	3.78	(0.19)	(0.06)	(0.25)	22.41	20.56	1,403,095	0.44	0.44	(0.04)	12
Class C
Six months ended 06/30/25	13.94	(0.09)	1.93	1.84	—	—	—	15.78	13.20	43,817	1.19 (e)	1.19 (e)	(1.19)(e)	1
Year ended 12/31/24	14.98	0.02	(0.51)	(0.49)	(0.03)	(0.52)	(0.55)	13.94	(3.27)	47,509	1.20	1.20	0.10	8
Year ended 12/31/23	13.13	0.01	1.90	1.91	(0.06)	—	(0.06)	14.98	14.57	70,156	1.17	1.17	0.09	7
Year ended 12/31/22	20.49	(0.08)	(5.21)	(5.29)	(0.06)	(2.01)	(2.07)	13.13	(25.88)	82,628	1.19	1.19	(0.49)	15
Year ended 12/31/21	21.46	(0.11)	0.74	0.63	—	(1.60)	(1.60)	20.49	3.11	164,886	1.17	1.17	(0.49)	20
Year ended 12/31/20	18.24	(0.14)	3.61	3.47	(0.19)	(0.06)	(0.25)	21.46	19.58	211,223	1.19	1.19	(0.79)	12
Class R
Six months ended 06/30/25	14.58	(0.05)	2.02	1.97	—	—	—	16.55	13.51	109,599	0.69 (e)	0.69 (e)	(0.69)(e)	1
Year ended 12/31/24	15.69	0.10	(0.54)	(0.44)	(0.15)	(0.52)	(0.67)	14.58	(2.83)	103,960	0.70	0.70	0.60	8
Year ended 12/31/23	13.68	0.09	1.98	2.07	(0.06)	—	(0.06)	15.69	15.15	126,234	0.67	0.67	0.59	7
Year ended 12/31/22	21.13	0.00	(5.38)	(5.38)	(0.06)	(2.01)	(2.07)	13.68	(25.52)	123,943	0.69	0.69	0.01	15
Year ended 12/31/21	22.02	0.00	0.76	0.76	(0.05)	(1.60)	(1.65)	21.13	3.62	179,362	0.67	0.67	0.01	20
Year ended 12/31/20	18.61	(0.05)	3.71	3.66	(0.19)	(0.06)	(0.25)	22.02	20.21	196,106	0.69	0.69	(0.29)	12
Class Y
Six months ended 06/30/25	15.22	(0.01)	2.10	2.09	—	—	—	17.31	13.73	458,674	0.19 (e)	0.19 (e)	(0.19)(e)	1
Year ended 12/31/24	16.43	0.18	(0.56)	(0.38)	(0.31)	(0.52)	(0.83)	15.22	(2.35)	513,958	0.20	0.20	1.10	8
Year ended 12/31/23	14.25	0.17	2.07	2.24	(0.06)	—	(0.06)	16.43	15.74	795,604	0.17	0.17	1.09	7
Year ended 12/31/22	21.83	0.09	(5.57)	(5.48)	(0.09)	(2.01)	(2.10)	14.25	(25.15)	871,554	0.19	0.19	0.51	15
Year ended 12/31/21	22.71	0.12	0.78	0.90	(0.18)	(1.60)	(1.78)	21.83	4.17	1,823,128	0.17	0.17	0.51	20
Year ended 12/31/20	19.10	0.04	3.84	3.88	(0.21)	(0.06)	(0.27)	22.71	20.83	2,019,871	0.19	0.19	0.21	12
Class R5
Six months ended 06/30/25	15.03	(0.01)	2.09	2.08	—	—	—	17.11	13.84	35	0.13 (e)	0.13 (e)	(0.13)(e)	1
Year ended 12/31/24	16.25	0.19	(0.56)	(0.37)	(0.33)	(0.52)	(0.85)	15.03	(2.31)	31	0.13	0.13	1.17	8
Year ended 12/31/23	14.08	0.17	2.06	2.23	(0.06)	—	(0.06)	16.25	15.86	32	0.12	0.12	1.14	7
Year ended 12/31/22	21.61	0.10	(5.51)	(5.41)	(0.11)	(2.01)	(2.12)	14.08	(25.09)	28	0.10	0.10	0.60	15
Year ended 12/31/21	22.50	0.15	0.78	0.93	(0.22)	(1.60)	(1.82)	21.61	4.32	73	0.07	0.07	0.61	20
Year ended 12/31/20	18.93	0.07	3.80	3.87	(0.24)	(0.06)	(0.30)	22.50	20.96	24	0.05	0.05	0.35	12
Class R6
Six months ended 06/30/25	15.30	(0.00)	2.12	2.12	—	—	—	17.42	13.86	171,123	0.06 (e)	0.06 (e)	(0.06)(e)	1
Year ended 12/31/24	16.54	0.21	(0.57)	(0.36)	(0.36)	(0.52)	(0.88)	15.30	(2.21)	196,705	0.06	0.06	1.24	8
Year ended 12/31/23	14.33	0.19	2.08	2.27	(0.06)	—	(0.06)	16.54	15.86	284,047	0.05	0.05	1.21	7
Year ended 12/31/22	21.94	0.11	(5.58)	(5.47)	(0.13)	(2.01)	(2.14)	14.33	(25.02)	428,285	0.04	0.04	0.66	15
Year ended 12/31/21	22.82	0.16	0.78	0.94	(0.22)	(1.60)	(1.82)	21.94	4.31	812,719	0.03	0.03	0.65	20
Year ended 12/31/20	19.19	0.07	3.86	3.93	(0.24)	(0.06)	(0.30)	22.82	20.99	842,979	0.04	0.04	0.36	12

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.
Estimated acquired fund fees from underlying funds were 0.87%, 0.87%, 0.87%, 0.83%, 0.82% and 0.81% for the six months ended June 30, 2025 and the years ended
December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(d)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $103,226,025 and sold of $86,850,094 in the effort to realign the Fund’s portfolio holdings after the reorganization of
Invesco International Allocation Fund into the Fund.

(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco International Diversified Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco International Diversified Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund is a "fund of funds", in that it invests in other mutual funds ("underlying funds") advised by Invesco Advisers, Inc. (the "Adviser" or "Invesco"). The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
7
Invesco International Diversified Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede
8
Invesco International Diversified Fund

an underlying Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; lack of publicly available information; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole.
The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. In addition, export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The current political climate has intensified concerns about a potential trade war between China and the U.S., as each country has recently imposed tariffs on the other country’s products. Further, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the underlying Fund.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2025, IDI advised the Fund that IDI retained $28,273 in front-end sales commissions from the sale of Class A shares and $291 and $902 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
9
Invesco International Diversified Fund

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of June 30, 2025, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $30,779.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$383,695	$29,562,453	$29,946,148
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $8,924,998 and $239,976,855, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$586,062,294
Aggregate unrealized (depreciation) of investments	—
Net unrealized appreciation of investments	$586,062,294
10
Invesco International Diversified Fund

Cost of investments for tax purposes is $937,080,295.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	1,238,035	$19,480,787	2,535,038	$41,189,501
Class C	146,376	2,144,876	314,679	4,749,942
Class R	493,522	7,565,725	886,405	14,016,424
Class Y	1,507,681	24,031,246	4,364,363	72,036,733
Class R6	1,186,793	18,987,301	2,675,334	44,501,278
Issued as reinvestment of dividends:
Class A	-	-	2,055,318	30,973,646
Class C	-	-	127,656	1,791,011
Class R	-	-	311,184	4,568,180
Class Y	-	-	1,424,771	21,813,237
Class R5	-	-	84	1,268
Class R6	-	-	685,801	10,554,471
Automatic conversion of Class C shares to Class A shares:
Class A	364,378	5,813,468	661,177	10,781,306
Class C	(392,367)	(5,813,468)	(713,855)	(10,781,306)
Reacquired:
Class A	(4,890,727)	(76,726,623)	(10,754,954)	(175,331,375)
Class C	(385,639)	(5,577,878)	(1,001,640)	(15,149,525)
Class R	(1,000,385)	(15,301,476)	(2,112,641)	(33,446,235)
Class Y	(8,790,146)	(139,384,940)	(20,448,821)	(340,628,040)
Class R6	(4,219,645)	(67,733,171)	(7,678,861)	(128,772,990)
Net increase (decrease) in share activity	(14,742,124)	$(232,514,153)	(26,668,962)	$(447,132,474)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

11
Invesco International Diversified Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco International Diversified Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the MSCI All Country World ex USA® Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one and five year periods, and the fourth quintile for the three year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund is a fund of funds that invests primarily in certain underlying affiliated funds and discussed how the performance of the underlying funds contributed to or detracted from the Fund’s performance.  The Board considered that stock selection in certain regions and
12
Invesco International Diversified Fund

sectors and an underweight exposure to certain factors (each of the foregoing achieved by the Fund’s exposure to underlying funds) detracted from Fund performance. The Board considered information provided by management regarding the evaluation of the drivers of the Fund’s underperformance and enhancements to be made to the Fund to address such underperformance, which included changes to the underlying funds in which the Fund invests and related allocations to such underlying funds.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities.  The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees.  Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that there were only three funds (including the Fund) in the expense group, therefore, Broadridge did not provide quintile rankings.  The independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management regarding the Fund’s limited peer group.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.  The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.
D.
Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange traded funds.  The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds.  The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
13
Invesco International Diversified Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
14
Invesco International Diversified Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
O-IDIV-NCSRS

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco Main Street Mid Cap Fund®
Nasdaq:
A: OPMSX ■ C: OPMCX ■ R: OPMNX ■ Y: OPMYX ■ R5: MSMJX ■ R6: OPMIX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Approval of Investment Advisory and Sub-Advisory Contracts
18	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
June 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.79%
Advertising–1.44%
Trade Desk, Inc. (The), Class A(b)	500,439	$36,026,604
Aerospace & Defense–3.51%
Curtiss-Wright Corp.	78,814	38,504,580
Howmet Aerospace, Inc.	266,047	49,519,328
		88,023,908
Agricultural & Farm Machinery–0.54%
AGCO Corp.	131,334	13,548,415
Apparel Retail–1.00%
Burlington Stores, Inc.(b)(c)	107,917	25,105,811
Apparel, Accessories & Luxury Goods–0.72%
Tapestry, Inc.	204,054	17,917,982
Application Software–4.38%
HubSpot, Inc.(b)	52,151	29,028,811
Informatica, Inc., Class A(b)	1,001,398	24,384,041
Tyler Technologies, Inc.(b)	48,382	28,682,785
Unity Software, Inc.(b)(c)	1,140,405	27,597,801
		109,693,438
Asset Management & Custody Banks–1.10%
Blue Owl Capital, Inc.(c)	1,431,690	27,502,765
Automotive Parts & Equipment–0.70%
Visteon Corp.(b)	188,116	17,551,223
Automotive Retail–0.80%
AutoNation, Inc.(b)	100,252	19,915,060
Biotechnology–2.60%
ADMA Biologics, Inc.(b)(c)	563,156	10,255,071
Ascendis Pharma A/S, ADR (Denmark)(b)	140,356	24,225,446
Natera, Inc.(b)	181,264	30,622,740
		65,103,257
Building Products–1.70%
A.O. Smith Corp.	240,615	15,777,126
Johnson Controls International PLC	253,291	26,752,595
		42,529,721
Communications Equipment–0.88%
Motorola Solutions, Inc.	52,149	21,926,569
Construction & Engineering–0.78%
WillScot Holdings Corp.(c)	717,244	19,652,486
Construction Machinery & Heavy Transportation Equipment– 1.25%
Allison Transmission Holdings, Inc.	329,399	31,289,611
Consumer Finance–1.09%
Capital One Financial Corp.	127,775	27,185,409
Consumer Staples Merchandise Retail–0.99%
BJ’s Wholesale Club Holdings, Inc., Class C(b)	230,608	24,866,461
Shares		Value
Diversified Financial Services–1.49%
Equitable Holdings, Inc.	664,281	$37,266,164
Electric Utilities–1.45%
PPL Corp.	1,075,032	36,432,834
Electrical Components & Equipment–3.64%
Hubbell, Inc.	77,907	31,817,999
Rockwell Automation, Inc.	95,092	31,586,709
Vertiv Holdings Co., Class A	215,861	27,718,711
		91,123,419
Electronic Equipment & Instruments–1.00%
Keysight Technologies, Inc.(b)	153,379	25,132,683
Environmental & Facilities Services–0.98%
Casella Waste Systems, Inc., Class A(b)(c)	212,862	24,560,018
Fertilizers & Agricultural Chemicals–1.16%
Corteva, Inc.	389,735	29,046,950
Financial Exchanges & Data–1.05%
Cboe Global Markets, Inc.	112,920	26,334,073
Food Distributors–1.23%
Sysco Corp.	405,801	30,735,368
Footwear–0.64%
Deckers Outdoor Corp.(b)	156,380	16,118,087
Health Care Distributors–1.37%
Cencora, Inc.	114,022	34,189,497
Health Care Equipment–0.89%
Zimmer Biomet Holdings, Inc.	244,218	22,275,124
Health Care Facilities–2.29%
Encompass Health Corp.	237,642	29,142,038
Tenet Healthcare Corp.(b)	160,765	28,294,640
		57,436,678
Health Care REITs–0.99%
American Healthcare REIT, Inc.	677,810	24,902,739
Homebuilding–2.32%
D.R. Horton, Inc.	237,641	30,636,678
TopBuild Corp.(b)(c)	84,912	27,489,411
		58,126,089
Hotels, Resorts & Cruise Lines–3.25%
Royal Caribbean Cruises Ltd.(c)	175,528	54,964,838
Wyndham Hotels & Resorts, Inc.	324,869	26,382,611
		81,347,449
Human Resource & Employment Services–1.72%
Korn Ferry	312,887	22,944,004
Paylocity Holding Corp.(b)	110,992	20,110,640
		43,054,644
Independent Power Producers & Energy Traders–1.36%
Vistra Corp.	175,702	34,052,805
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Main Street Mid Cap Fund®

Shares		Value
Industrial Machinery & Supplies & Components–2.39%
Lincoln Electric Holdings, Inc.	130,765	$27,110,200
Xylem, Inc.	252,611	32,677,759
		59,787,959
Industrial REITs–1.31%
First Industrial Realty Trust, Inc.	679,092	32,684,698
Insurance Brokers–1.09%
Arthur J. Gallagher & Co.	85,549	27,385,946
Interactive Home Entertainment–1.57%
Electronic Arts, Inc.	245,993	39,285,082
Internet Services & Infrastructure–2.58%
MongoDB, Inc.(b)	142,090	29,837,479
Snowflake, Inc., Class A(b)	155,720	34,845,464
		64,682,943
Investment Banking & Brokerage–1.68%
Raymond James Financial, Inc.	275,147	42,199,295
IT Consulting & Other Services–0.83%
Amdocs Ltd.	226,609	20,675,805
Life Sciences Tools & Services–1.70%
Lonza Group AG (Switzerland)	34,734	24,840,488
Repligen Corp.(b)(c)	141,767	17,632,979
		42,473,467
Managed Health Care–0.77%
HealthEquity, Inc.(b)	184,580	19,336,601
Metal, Glass & Plastic Containers–0.70%
Silgan Holdings, Inc.(c)	321,338	17,410,093
Multi-Family Residential REITs–0.98%
AvalonBay Communities, Inc.	120,909	24,604,981
Multi-line Insurance–1.32%
American International Group, Inc.	386,460	33,077,111
Multi-Utilities–2.71%
Ameren Corp.	344,336	33,070,029
CMS Energy Corp.	502,695	34,826,710
		67,896,739
Oil & Gas Exploration & Production–2.45%
Expand Energy Corp.	271,624	31,763,711
Permian Resources Corp.(c)	2,166,433	29,506,817
		61,270,528
Oil & Gas Refining & Marketing–0.96%
Valero Energy Corp.	179,110	24,075,966
Oil & Gas Storage & Transportation–2.25%
Cheniere Energy, Inc.	151,012	36,774,442
Williams Cos., Inc. (The)	310,563	19,506,462
		56,280,904
Other Specialized REITs–1.14%
Lamar Advertising Co., Class A(c)	235,908	28,629,795
Paper & Plastic Packaging Products & Materials–0.80%
Smurfit WestRock PLC	462,370	19,951,265
Shares		Value
Personal Care Products–1.53%
BellRing Brands, Inc.(b)	425,139	$24,628,302
Estee Lauder Cos., Inc. (The), Class A	168,115	13,583,692
		38,211,994
Property & Casualty Insurance–1.51%
Hartford Insurance Group, Inc. (The)	297,758	37,776,557
Regional Banks–3.97%
Citizens Financial Group, Inc.	544,564	24,369,239
M&T Bank Corp.	217,784	42,247,918
Wintrust Financial Corp.	265,325	32,894,994
		99,512,151
Reinsurance–0.91%
Reinsurance Group of America, Inc.	114,541	22,720,353
Research & Consulting Services–1.76%
CACI International, Inc., Class A(b)(c)	36,841	17,562,105
TransUnion	301,543	26,535,784
		44,097,889
Restaurants–1.82%
Domino’s Pizza, Inc.	45,376	20,446,425
Texas Roadhouse, Inc.	134,351	25,178,721
		45,625,146
Retail REITs–1.06%
Brixmor Property Group, Inc.	1,015,678	26,448,255
Semiconductors–3.23%
Astera Labs, Inc.(b)(c)	274,020	24,776,888
Marvell Technology, Inc.	296,552	22,953,125
Microchip Technology, Inc.	472,867	33,275,651
		81,005,664
Single-Family Residential REITs–1.07%
American Homes 4 Rent, Class A	743,601	26,821,688
Soft Drinks & Non-alcoholic Beverages–0.73%
Keurig Dr Pepper, Inc.	552,861	18,277,585
Specialty Chemicals–2.09%
DuPont de Nemours, Inc.	355,164	24,360,699
International Flavors & Fragrances, Inc.	379,190	27,889,424
		52,250,123
Steel–0.98%
ATI, Inc.(b)	285,162	24,620,887
Trading Companies & Distributors–0.59%
Air Lease Corp., Class A	252,013	14,740,240
Total Common Stocks & Other Equity Interests (Cost $1,794,561,373)		2,473,791,051
Money Market Funds–1.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	8,887,684	8,887,684
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Main Street Mid Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	16,505,700	$16,505,700
Total Money Market Funds (Cost $25,393,384)		25,393,384
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.80% (Cost $1,819,954,757)		2,499,184,435
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.86%
Invesco Private Government Fund, 4.34%(d)(e)(f)	33,869,116	33,869,116
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.49%(d)(e)(f)	87,814,969	$87,841,313
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $121,703,529)		121,710,429
TOTAL INVESTMENTS IN SECURITIES–104.66% (Cost $1,941,658,286)		2,620,894,864
OTHER ASSETS LESS LIABILITIES—(4.66)%		(116,765,825)
NET ASSETS–100.00%		$2,504,129,039
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,436,592	$59,644,919	$(59,193,827)	$-	$-	$8,887,684	$97,696
Invesco Treasury Portfolio, Institutional Class	15,673,297	110,769,135	(109,936,732)	-	-	16,505,700	180,122
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,114,219	210,892,320	(199,137,423)	-	-	33,869,116	454,607*
Invesco Private Prime Fund	63,876,671	491,674,526	(467,714,434)	6,900	(2,350)	87,841,313	1,241,689*
Total	$110,100,779	$872,980,900	$(835,982,416)	$6,900	$(2,350)	$147,103,813	$1,974,114

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Main Street Mid Cap Fund®

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,794,561,373)*	$2,473,791,051
Investments in affiliated money market funds, at value (Cost $147,096,913)	147,103,813
Cash	5,000,000
Receivable for:
Fund shares sold	599,104
Dividends	2,241,866
Investment for trustee deferred compensation and retirement plans	655,422
Other assets	148,074
Total assets	2,629,539,330
Liabilities:
Payable for:
Fund shares reacquired	1,592,237
Collateral upon return of securities loaned	121,703,529
Accrued fees to affiliates	1,324,315
Accrued other operating expenses	114,844
Trustee deferred compensation and retirement plans	675,366
Total liabilities	125,410,291
Net assets applicable to shares outstanding	$2,504,129,039
Net assets consist of:
Shares of beneficial interest	$1,688,984,355
Distributable earnings	815,144,684
$2,504,129,039
Net Assets:
Class A	$1,845,302,890
Class C	$54,991,148
Class R	$149,789,112
Class Y	$334,063,278
Class R5	$15,310,413
Class R6	$104,672,198
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	61,683,768
Class C	2,765,317
Class R	5,568,117
Class Y	9,734,067
Class R5	504,862
Class R6	3,047,317
Class A:
Net asset value per share	$29.92
Maximum offering price per share (Net asset value of $29.92 ÷ 94.50%)	$31.66
Class C:
Net asset value and offering price per share	$19.89
Class R:
Net asset value and offering price per share	$26.90
Class Y:
Net asset value and offering price per share	$34.32
Class R5:
Net asset value and offering price per share	$30.33
Class R6:
Net asset value and offering price per share	$34.35

*	At June 30, 2025, securities with an aggregate value of $118,939,149 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Main Street Mid Cap Fund®

Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $12,384)	$15,901,963
Dividends from affiliated money market funds (includes net securities lending income of $45,956)	323,774
Total investment income	16,225,737
Expenses:
Advisory fees	7,504,365
Administrative services fees	173,489
Custodian fees	7,498
Distribution fees:
Class A	2,180,887
Class C	277,453
Class R	359,806
Transfer agent fees — A, C, R and Y	1,836,642
Transfer agent fees — R5	7,472
Transfer agent fees — R6	15,453
Trustees’ and officers’ fees and benefits	18,445
Registration and filing fees	55,110
Reports to shareholders	81,122
Professional services fees	26,757
Other	20,806
Total expenses	12,565,305
Less: Fees waived and/or expense offset arrangement(s)	(57,032)
Net expenses	12,508,273
Net investment income	3,717,464
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	76,945,985
Affiliated investment securities	(2,350)
Foreign currencies	1,590
76,945,225
Change in net unrealized appreciation of:
Unaffiliated investment securities	13,718,035
Affiliated investment securities	6,900
Foreign currencies	3,175
13,728,110
Net realized and unrealized gain	90,673,335
Net increase in net assets resulting from operations	$94,390,799
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Main Street Mid Cap Fund®

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$3,717,464	$5,112,177
Net realized gain	76,945,225	244,715,207
Change in net unrealized appreciation	13,728,110	143,683,906
Net increase in net assets resulting from operations	94,390,799	393,511,290
Distributions to shareholders from distributable earnings:
Class A	—	(158,390,842)
Class C	—	(7,217,346)
Class R	—	(13,558,577)
Class Y	—	(25,777,932)
Class R5	—	(1,329,243)
Class R6	—	(7,647,437)
Total distributions from distributable earnings	—	(213,921,377)
Share transactions–net:
Class A	(98,041,916)	(48,956,494)
Class C	(7,410,580)	(4,399,443)
Class R	(5,603,361)	(1,686,209)
Class Y	(14,640,510)	(18,895,006)
Class R5	(729,852)	(3,833)
Class R6	1,408,887	4,311,637
Net increase (decrease) in net assets resulting from share transactions	(125,017,332)	(69,629,348)
Net increase (decrease) in net assets	(30,626,533)	109,960,565
Net assets:
Beginning of period	2,534,755,572	2,424,795,007
End of period	$2,504,129,039	$2,534,755,572
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Main Street Mid Cap Fund®

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 06/30/25	$28.77	$0.04	$1.11	$1.15	$—	$—	$—	$29.92	4.00%(d)	$1,845,303	1.05%(d)(e)	1.05%(d)(e)	0.29%(d)(e)	20%
Year ended 12/31/24	26.72	0.05	4.62	4.67	(0.08)	(2.54)	(2.62)	28.77	17.07 (d)	1,874,012	1.05 (d)	1.06 (d)	0.19 (d)	40
Year ended 12/31/23	23.34	0.05	3.33	3.38	—	—	—	26.72	14.48 (d)	1,790,676	1.06 (d)	1.06 (d)	0.21 (d)	34
Year ended 12/31/22	28.30	0.09	(4.16)	(4.07)	(0.03)	(0.86)	(0.89)	23.34	(14.35)(d)	1,723,024	1.06 (d)	1.06 (d)	0.35 (d)	54
Year ended 12/31/21	27.52	(0.04)	6.20	6.16	(0.07)	(5.31)	(5.38)	28.30	23.02	2,217,085	1.06	1.06	(0.13)	65
Year ended 12/31/20	26.13	0.06	2.06	2.12	—	(0.73)	(0.73)	27.52	9.13 (d)	1,946,102	1.10 (d)	1.11 (d)	0.27 (d)	76
Class C
Six months ended 06/30/25	19.20	(0.04)	0.73	0.69	—	—	—	19.89	3.59	54,991	1.81 (e)	1.81 (e)	(0.47)(e)	20
Year ended 12/31/24	18.62	(0.11)	3.23	3.12	—	(2.54)	(2.54)	19.20	16.21	60,528	1.81	1.82	(0.57)	40
Year ended 12/31/23	16.39	(0.09)	2.32	2.23	—	—	—	18.62	13.61	62,801	1.82	1.82	(0.55)	34
Year ended 12/31/22	20.29	(0.07)	(2.97)	(3.04)	—	(0.86)	(0.86)	16.39	(14.95)	67,259	1.82	1.82	(0.41)	54
Year ended 12/31/21	21.11	(0.21)	4.70	4.49	—	(5.31)	(5.31)	20.29	22.08	97,388	1.81	1.81	(0.88)	65
Year ended 12/31/20	20.41	(0.09)	1.52	1.43	—	(0.73)	(0.73)	21.11	8.29	90,764	1.84	1.87	(0.47)	76
Class R
Six months ended 06/30/25	25.90	0.00	1.00	1.00	—	—	—	26.90	3.86	149,789	1.31 (e)	1.31 (e)	0.03 (e)	20
Year ended 12/31/24	24.28	(0.02)	4.19	4.17	(0.01)	(2.54)	(2.55)	25.90	16.74	149,900	1.31	1.32	(0.07)	40
Year ended 12/31/23	21.27	(0.01)	3.02	3.01	—	—	—	24.28	14.15	142,753	1.32	1.32	(0.05)	34
Year ended 12/31/22	25.90	0.02	(3.79)	(3.77)	—	(0.86)	(0.86)	21.27	(14.53)	140,983	1.32	1.32	0.09	54
Year ended 12/31/21	25.58	(0.11)	5.75	5.64	(0.01)	(5.31)	(5.32)	25.90	22.73	184,312	1.31	1.31	(0.38)	65
Year ended 12/31/20	24.41	0.01	1.89	1.90	—	(0.73)	(0.73)	25.58	8.87	163,178	1.34	1.37	0.03	76
Class Y
Six months ended 06/30/25	32.96	0.09	1.27	1.36	—	—	—	34.32	4.13	334,063	0.81 (e)	0.81 (e)	0.53 (e)	20
Year ended 12/31/24	30.29	0.14	5.22	5.36	(0.15)	(2.54)	(2.69)	32.96	17.32	335,492	0.81	0.82	0.43	40
Year ended 12/31/23	26.40	0.13	3.76	3.89	—	—	—	30.29	14.74	326,888	0.82	0.82	0.45	34
Year ended 12/31/22	31.87	0.17	(4.67)	(4.50)	(0.11)	(0.86)	(0.97)	26.40	(14.10)	310,823	0.82	0.82	0.59	54
Year ended 12/31/21	30.40	0.04	6.87	6.91	(0.13)	(5.31)	(5.44)	31.87	23.31	436,518	0.81	0.81	0.12	65
Year ended 12/31/20	28.69	0.14	2.30	2.44	—	(0.73)	(0.73)	30.40	9.44	395,290	0.84	0.87	0.53	76
Class R5
Six months ended 06/30/25	29.12	0.08	1.13	1.21	—	—	—	30.33	4.16	15,310	0.75 (e)	0.75 (e)	0.59 (e)	20
Year ended 12/31/24	27.02	0.14	4.66	4.80	(0.16)	(2.54)	(2.70)	29.12	17.37	15,537	0.76	0.76	0.48	40
Year ended 12/31/23	23.53	0.13	3.37	3.50	(0.01)	—	(0.01)	27.02	14.86	14,377	0.76	0.76	0.51	34
Year ended 12/31/22	28.54	0.17	(4.19)	(4.02)	(0.13)	(0.86)	(0.99)	23.53	(14.06)	13,795	0.75	0.75	0.66	54
Year ended 12/31/21	27.70	0.06	6.25	6.31	(0.16)	(5.31)	(5.47)	28.54	23.41	17,284	0.74	0.74	0.19	65
Year ended 12/31/20	26.19	0.16	2.08	2.24	—	(0.73)	(0.73)	27.70	9.58	14,535	0.72	0.72	0.65	76
Class R6
Six months ended 06/30/25	32.97	0.11	1.27	1.38	—	—	—	34.35	4.19	104,672	0.68 (e)	0.68 (e)	0.66 (e)	20
Year ended 12/31/24	30.29	0.18	5.22	5.40	(0.18)	(2.54)	(2.72)	32.97	17.48	99,287	0.69	0.69	0.55	40
Year ended 12/31/23	26.38	0.16	3.77	3.93	(0.02)	—	(0.02)	30.29	14.92	87,300	0.69	0.69	0.58	34
Year ended 12/31/22	31.86	0.21	(4.68)	(4.47)	(0.15)	(0.86)	(1.01)	26.38	(14.00)	80,394	0.68	0.68	0.73	54
Year ended 12/31/21	30.38	0.09	6.87	6.96	(0.17)	(5.31)	(5.48)	31.86	23.50	93,221	0.67	0.68	0.26	65
Year ended 12/31/20	28.63	0.18	2.30	2.48	—	(0.73)	(0.73)	30.38	9.60	87,060	0.67	0.69	0.70	76

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $96,615,194 in connection with the acquisition of Invesco Endeavor Fund into the Fund. For the year ended December 31,
2020, the portfolio turnover calculation excludes the value of securities purchased of $654,478,527 in connection with the acquisition of Invesco Mid Cap Core Equity Fund into the
Fund.

(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
June 30, 2025 and the years ended December 31, 2024, 2023, 2022 and 2020, respectively.

(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Main Street Mid Cap Fund®

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Main Street Mid Cap Fund® (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
9
Invesco Main Street Mid Cap Fund®

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following
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Invesco Main Street Mid Cap Fund®

the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser $1,984 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.735%
Next $200 million	0.730%
Next $200 million	0.690%
Next $200 million	0.660%
Next $4.2 billion	0.600%
Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.62%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate
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Invesco Main Street Mid Cap Fund®

sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $7,417.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2025, IDI advised the Fund that IDI retained $49,568 in front-end sales commissions from the sale of Class A shares and $1,105 and $1,139 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,448,950,563	$24,840,488	$—	$2,473,791,051
Money Market Funds	25,393,384	121,710,429	—	147,103,813
Total Investments	$2,474,343,947	$146,550,917	$—	$2,620,894,864
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Invesco Main Street Mid Cap Fund®

NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $49,615.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $499,121,584 and $620,986,402, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$720,939,187
Aggregate unrealized (depreciation) of investments	(41,905,056)
Net unrealized appreciation of investments	$679,034,131
Cost of investments for tax purposes is $1,941,860,733.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	1,404,152	$39,711,990	2,492,586	$71,961,339
Class C	175,745	3,290,572	344,394	6,858,346
Class R	356,311	9,082,476	674,517	17,879,433
Class Y	692,120	22,552,871	1,011,189	33,333,374
Class R5	43,811	1,252,877	59,058	1,739,131
Class R6	456,353	15,071,444	588,055	19,246,361
Issued as reinvestment of dividends:
Class A	-	-	5,007,292	150,368,947
Class C	-	-	356,045	7,135,141
Class R	-	-	500,236	13,526,382
Class Y	-	-	644,610	22,174,581
Class R5	-	-	43,715	1,328,490
Class R6	-	-	214,062	7,365,867
Automatic conversion of Class C shares to Class A shares:
Class A	168,424	4,814,797	245,442	7,111,286
Class C	(252,942)	(4,814,797)	(354,871)	(7,111,286)
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Invesco Main Street Mid Cap Fund®

Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(5,027,689)	$(142,568,703)	(9,611,454)	$(278,398,066)
Class C	(310,578)	(5,886,355)	(564,891)	(11,281,644)
Class R	(575,038)	(14,685,837)	(1,266,772)	(33,092,024)
Class Y	(1,135,515)	(37,193,381)	(2,270,028)	(74,402,961)
Class R5	(72,502)	(1,982,729)	(101,416)	(3,071,454)
Class R6	(420,201)	(13,662,557)	(672,921)	(22,300,591)
Net increase (decrease) in share activity	(4,497,549)	$(125,017,332)	(2,661,152)	$(69,629,348)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 18% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
Invesco Main Street Mid Cap Fund®

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Main Street Mid Cap Fund’s® (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Index (Index).  The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period, the second quintile for the three year period, and the fourth quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed
15
Invesco Main Street Mid Cap Fund®

more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.
The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a
result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the
16
Invesco Main Street Mid Cap Fund®

Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
17
Invesco Main Street Mid Cap Fund®

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
18
Invesco Main Street Mid Cap Fund®

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
O-MSM-NCSRS

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco Main Street Small Cap Fund®
Nasdaq:
A: OSCAX ■ C: OSCCX ■ R: OSCNX ■ Y: OSCYX ■ R5: MNSQX ■ R6: OSSIX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Approval of Investment Advisory and Sub-Advisory Contracts
18	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
June 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.71%
Aerospace & Defense–1.22%
AAR Corp.(b)	361,514	$24,868,548
Agricultural & Farm Machinery–0.55%
AGCO Corp.	108,448	11,187,496
Air Freight & Logistics–1.15%
Hub Group, Inc., Class A	700,068	23,403,273
Application Software–2.89%
Informatica, Inc., Class A(b)	1,074,057	26,153,288
MARA Holdings, Inc.(b)(c)	921,881	14,455,094
Unity Software, Inc.(b)(c)	759,838	18,388,080
		58,996,462
Asset Management & Custody Banks–1.91%
DigitalBridge Group, Inc.	1,493,292	15,455,572
Federated Hermes, Inc., Class B	532,787	23,613,120
		39,068,692
Automotive Parts & Equipment–2.65%
Dorman Products, Inc.(b)	242,531	29,751,278
Visteon Corp.(b)	260,370	24,292,521
		54,043,799
Automotive Retail–2.20%
AutoNation, Inc.(b)	225,944	44,883,776
Biotechnology–5.65%
ADMA Biologics, Inc.(b)	1,669,544	30,402,396
Ascendis Pharma A/S, ADR (Denmark)(b)	111,139	19,182,591
BridgeBio Pharma, Inc.(b)(c)	397,276	17,154,378
Caris Life Sciences, Inc.(b)	85,411	2,282,182
LENZ Therapeutics, Inc.(b)(c)	112,949	3,310,535
Merus N.V. (Netherlands)(b)	130,602	6,869,666
Soleno Therapeutics, Inc.(b)	123,885	10,379,085
Twist Bioscience Corp.(b)	451,340	16,604,799
Ultragenyx Pharmaceutical, Inc.(b)	251,928	9,160,102
		115,345,734
Building Products–2.40%
Hayward Holdings, Inc.(b)	1,058,329	14,604,940
Zurn Elkay Water Solutions Corp.	939,081	34,342,192
		48,947,132
Commercial & Residential Mortgage Finance–1.53%
PennyMac Financial Services, Inc.	313,663	31,253,381
Construction & Engineering–0.65%
WillScot Holdings Corp.(c)	487,100	13,346,540
Construction Machinery & Heavy Transportation Equipment– 3.13%
Allison Transmission Holdings, Inc.	276,179	26,234,243
Atmus Filtration Technologies, Inc.	508,081	18,504,310
Federal Signal Corp.	179,553	19,108,031
		63,846,584
Shares		Value
Construction Materials–1.02%
Knife River Corp.(b)	254,925	$20,812,077
Diversified Banks–0.77%
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	356,545	15,787,813
Diversified REITs–1.46%
Essential Properties Realty Trust, Inc.	932,641	29,760,574
Education Services–1.43%
Stride, Inc.(b)(c)	201,651	29,277,709
Electric Utilities–1.09%
Portland General Electric Co.	548,271	22,276,251
Electronic Components–1.64%
Belden, Inc.	288,596	33,419,417
Electronic Equipment & Instruments–2.04%
Itron, Inc.(b)	317,291	41,765,014
Environmental & Facilities Services–2.87%
ABM Industries, Inc.	479,534	22,638,800
Casella Waste Systems, Inc., Class A(b)	312,839	36,095,363
		58,734,163
Footwear–0.65%
Steven Madden Ltd.(c)	553,620	13,275,808
Gas Utilities–1.25%
Chesapeake Utilities Corp.	211,653	25,444,924
Health Care Equipment–1.76%
Inspire Medical Systems, Inc.(b)(c)	108,367	14,062,785
Integer Holdings Corp.(b)(c)	178,740	21,979,658
		36,042,443
Health Care Facilities–1.80%
Encompass Health Corp.	180,612	22,148,450
Surgery Partners, Inc.(b)(c)	661,789	14,711,569
		36,860,019
Health Care REITs–1.52%
American Healthcare REIT, Inc.	844,472	31,025,901
Health Care Services–2.89%
Addus HomeCare Corp.(b)	121,202	13,961,259
BrightSpring Health Services, Inc.(b)(c)	846,365	19,965,750
Guardant Health, Inc.(b)(c)	481,476	25,056,011
		58,983,020
Homebuilding–1.95%
Champion Homes, Inc.(b)	211,321	13,230,808
KB Home	502,245	26,603,917
		39,834,725
Hotels, Resorts & Cruise Lines–1.00%
Wyndham Hotels & Resorts, Inc.	251,361	20,413,027
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Main Street Small Cap Fund®

Shares		Value
Human Resource & Employment Services–2.14%
Korn Ferry	384,428	$28,190,105
Upwork, Inc.(b)	1,160,230	15,593,491
		43,783,596
Industrial Machinery & Supplies & Components–4.28%
Enpro, Inc.	168,028	32,185,763
ESAB Corp.	260,001	31,343,121
Gates Industrial Corp. PLC(b)	1,041,926	23,995,556
		87,524,440
Industrial REITs–1.41%
Terreno Realty Corp.	513,117	28,770,470
Investment Banking & Brokerage–2.00%
BGC Group, Inc., Class A	2,100,175	21,484,790
Stifel Financial Corp.	186,581	19,363,376
		40,848,166
IT Consulting & Other Services–0.85%
ASGN, Inc.(b)	349,741	17,462,568
Life Sciences Tools & Services–1.46%
BioLife Solutions, Inc.(b)	658,838	14,191,371
Repligen Corp.(b)	126,404	15,722,129
		29,913,500
Metal, Glass & Plastic Containers–1.38%
Silgan Holdings, Inc.	521,143	28,235,528
Oil & Gas Drilling–0.78%
Helmerich & Payne, Inc.(c)	1,052,831	15,960,918
Oil & Gas Equipment & Services–0.98%
Kodiak Gas Services, Inc.	585,371	20,060,664
Oil & Gas Exploration & Production–2.28%
Northern Oil and Gas, Inc.	1,027,833	29,139,066
SM Energy Co.	706,510	17,457,862
		46,596,928
Other Specialized REITs–1.25%
Outfront Media, Inc.(c)	1,569,842	25,619,821
Personal Care Products–1.90%
BellRing Brands, Inc.(b)	382,887	22,180,644
Interparfums, Inc.	127,411	16,730,338
		38,910,982
Pharmaceuticals–1.36%
Collegium Pharmaceutical, Inc.(b)	439,306	12,990,279
Structure Therapeutics, Inc., ADR(b)(c)	182,514	3,785,340
Tarsus Pharmaceuticals, Inc.(b)	272,871	11,054,004
		27,829,623
Property & Casualty Insurance–2.06%
Definity Financial Corp. (Canada)(c)	476,993	27,801,678
Skyward Specialty Insurance Group, Inc.(b)	248,457	14,358,330
		42,160,008
Regional Banks–10.18%
Banc of California, Inc.	1,332,490	18,721,485
Berkshire Hills Bancorp, Inc.	468,954	11,742,608
Cathay General Bancorp	550,927	25,083,706
Shares		Value
Regional Banks–(continued)
Columbia Banking System, Inc.	1,036,759	$24,239,425
OceanFirst Financial Corp.	713,262	12,560,544
Pacific Premier Bancorp, Inc.	908,184	19,153,601
United Community Banks, Inc.	508,930	15,161,025
Webster Financial Corp.	445,879	24,344,993
Wintrust Financial Corp.	317,687	39,386,834
WSFS Financial Corp.	319,823	17,590,265
		207,984,486
Research & Consulting Services–0.62%
CACI International, Inc., Class A(b)	26,679	12,717,879
Restaurants–1.63%
Cheesecake Factory, Inc. (The)(c)	303,261	19,002,334
Texas Roadhouse, Inc.	76,746	14,382,968
		33,385,302
Semiconductor Materials & Equipment–0.55%
MKS Instruments, Inc.	112,125	11,140,740
Semiconductors–4.61%
Allegro MicroSystems, Inc. (Japan)(b)	795,350	27,193,017
Lattice Semiconductor Corp.(b)(c)	331,955	16,262,475
MACOM Technology Solutions Holdings, Inc.(b)	189,494	27,152,595
Silicon Laboratories, Inc.(b)	159,325	23,478,132
		94,086,219
Steel–2.11%
ATI, Inc.(b)	180,314	15,568,311
Commercial Metals Co.	562,692	27,521,266
		43,089,577
Systems Software–0.92%
Progress Software Corp.(c)	294,634	18,809,435
Trading Companies & Distributors–1.21%
Air Lease Corp., Class A	423,976	24,798,356
Transaction & Payment Processing Services–0.68%
Marqeta, Inc., Class A(b)	2,365,803	13,792,632
Total Common Stocks & Other Equity Interests (Cost $1,555,131,739)		1,996,386,140
Money Market Funds–2.17%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	14,769,429	14,769,429
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	29,507,626	29,507,626
Total Money Market Funds (Cost $44,277,055)		44,277,055
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $1,599,408,794)		2,040,663,195
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–8.99%
Invesco Private Government Fund, 4.34%(d)(e)(f)	47,786,211	47,786,211
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Main Street Small Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.49%(d)(e)(f)	135,909,900	$135,950,673
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $183,723,293)		183,736,884
TOTAL INVESTMENTS IN SECURITIES–108.87% (Cost $1,783,132,087)		2,224,400,079
OTHER ASSETS LESS LIABILITIES—(8.87)%		(181,284,846)
NET ASSETS–100.00%		$2,043,115,233
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,728,218	$109,871,722	$(101,830,511)	$-	$-	$14,769,429	$258,000
Invesco Treasury Portfolio, Institutional Class	14,573,949	204,047,484	(189,113,807)	-	-	29,507,626	519,473
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	71,355,058	229,281,599	(252,850,446)	-	-	47,786,211	1,289,445*
Invesco Private Prime Fund	185,809,900	417,576,343	(467,437,642)	13,591	(11,519)	135,950,673	3,480,718*
Total	$278,467,125	$960,777,148	$(1,011,232,406)	$13,591	$(11,519)	$228,013,939	$5,547,636

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Main Street Small Cap Fund®

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,555,131,739)*	$1,996,386,140
Investments in affiliated money market funds, at value (Cost $228,000,348)	228,013,939
Cash	915,404
Foreign currencies, at value (Cost $55,443)	55,854
Receivable for:
Fund shares sold	1,368,650
Dividends	2,302,609
Investment for trustee deferred compensation and retirement plans	162,966
Other assets	108,443
Total assets	2,229,314,005
Liabilities:
Payable for:
Fund shares reacquired	1,427,892
Collateral upon return of securities loaned	183,723,293
Accrued fees to affiliates	820,964
Accrued other operating expenses	59,215
Trustee deferred compensation and retirement plans	167,408
Total liabilities	186,198,772
Net assets applicable to shares outstanding	$2,043,115,233
Net assets consist of:
Shares of beneficial interest	$1,464,866,773
Distributable earnings	578,248,460
$2,043,115,233
Net Assets:
Class A	$409,423,955
Class C	$27,124,309
Class R	$80,344,591
Class Y	$876,432,924
Class R5	$11,490,863
Class R6	$638,298,591
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	18,498,146
Class C	1,354,435
Class R	3,749,382
Class Y	38,989,143
Class R5	513,511
Class R6	28,257,302
Class A:
Net asset value per share	$22.13
Maximum offering price per share (Net asset value of $22.13 ÷ 94.50%)	$23.42
Class C:
Net asset value and offering price per share	$20.03
Class R:
Net asset value and offering price per share	$21.43
Class Y:
Net asset value and offering price per share	$22.48
Class R5:
Net asset value and offering price per share	$22.38
Class R6:
Net asset value and offering price per share	$22.59

*	At June 30, 2025, securities with an aggregate value of $179,146,681 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Main Street Small Cap Fund®

Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $22,157)	$12,220,299
Dividends from affiliated money market funds (includes net securities lending income of $135,600)	913,073
Total investment income	13,133,372
Expenses:
Advisory fees	6,124,383
Administrative services fees	139,658
Custodian fees	7,022
Distribution fees:
Class A	486,064
Class C	137,819
Class R	191,848
Transfer agent fees — A, C, R and Y	1,082,140
Transfer agent fees — R5	5,637
Transfer agent fees — R6	89,679
Trustees’ and officers’ fees and benefits	16,727
Registration and filing fees	61,801
Reports to shareholders	82,044
Professional services fees	26,383
Other	(38,947)
Total expenses	8,412,258
Less: Fees waived and/or expense offset arrangement(s)	(40,067)
Net expenses	8,372,191
Net investment income	4,761,181
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	89,755,725
Affiliated investment securities	(11,519)
Foreign currencies	6,378
89,750,584
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(70,352,421)
Affiliated investment securities	13,591
Foreign currencies	269
(70,338,561)
Net realized and unrealized gain	19,412,023
Net increase in net assets resulting from operations	$24,173,204
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Main Street Small Cap Fund®

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$4,761,181	$9,700,908
Net realized gain	89,750,584	187,807,825
Change in net unrealized appreciation (depreciation)	(70,338,561)	31,189,684
Net increase in net assets resulting from operations	24,173,204	228,698,417
Distributions to shareholders from distributable earnings:
Class A	—	(23,440,638)
Class C	—	(1,859,235)
Class R	—	(4,665,345)
Class Y	—	(53,244,379)
Class R5	—	(689,594)
Class R6	—	(34,207,724)
Total distributions from distributable earnings	—	(118,106,915)
Share transactions–net:
Class A	(1,911,644)	9,353,730
Class C	(2,310,540)	(3,586,405)
Class R	663,632	8,057,295
Class Y	(42,018,377)	184,804,362
Class R5	(641,528)	2,104,252
Class R6	38,657,770	(7,960,486)
Net increase (decrease) in net assets resulting from share transactions	(7,560,687)	192,772,748
Net increase in net assets	16,612,517	303,364,250
Net assets:
Beginning of period	2,026,502,716	1,723,138,466
End of period	$2,043,115,233	$2,026,502,716
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Main Street Small Cap Fund®

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 06/30/25	$21.93	$0.03	$0.17	$0.20	$—	$—	$—	$—	$22.13	0.91%	$409,424	1.07%(d)	1.07%(d)	0.28%(d)	24%
Year ended 12/31/24	20.63	0.07	2.57	2.64	—	(1.34)	—	(1.34)	21.93	12.43	407,900	1.09	1.09	0.30	41
Year ended 12/31/23	17.67	0.04	3.05	3.09	(0.13)	—	—	(0.13)	20.63	17.54	376,241	1.08	1.08	0.22	42
Year ended 12/31/22	21.07	0.02	(3.41)	(3.39)	(0.01)	—	(0.00)	(0.01)	17.67	(16.09)	320,730	1.11	1.11	0.12	36
Year ended 12/31/21	18.71	(0.06)	4.06	4.00	(0.01)	(1.63)	—	(1.64)	21.07	21.73	408,430	1.11	1.11	(0.28)	58
Year ended 12/31/20	15.68	0.01	3.10	3.11	—	(0.08)	—	(0.08)	18.71	19.82 (e)	158,769	1.20 (e)	1.23 (e)	0.03 (e)	43
Class C
Six months ended 06/30/25	19.92	(0.04)	0.15	0.11	—	—	—	—	20.03	0.55	27,124	1.82 (d)	1.82 (d)	(0.47)(d)	24
Year ended 12/31/24	18.98	(0.09)	2.37	2.28	—	(1.34)	—	(1.34)	19.92	11.61	29,282	1.84	1.84	(0.45)	41
Year ended 12/31/23	16.39	(0.09)	2.81	2.72	(0.13)	—	—	(0.13)	18.98	16.65	31,527	1.83	1.83	(0.53)	42
Year ended 12/31/22	19.68	(0.11)	(3.18)	(3.29)	—	—	—	—	16.39	(16.72)	31,022	1.86	1.86	(0.63)	36
Year ended 12/31/21	17.70	(0.21)	3.83	3.62	(0.01)	(1.63)	—	(1.64)	19.68	20.81	42,392	1.86	1.86	(1.03)	58
Year ended 12/31/20	14.95	(0.10)	2.93	2.83	—	(0.08)	—	(0.08)	17.70	18.92	34,635	1.94	1.99	(0.71)	43
Class R
Six months ended 06/30/25	21.26	0.00	0.17	0.17	—	—	—	—	21.43	0.80	80,345	1.32 (d)	1.32 (d)	0.03 (d)	24
Year ended 12/31/24	20.08	0.01	2.51	2.52	—	(1.34)	—	(1.34)	21.26	12.18	79,173	1.34	1.34	0.05	41
Year ended 12/31/23	17.25	(0.01)	2.97	2.96	(0.13)	—	—	(0.13)	20.08	17.21	67,413	1.33	1.33	(0.03)	42
Year ended 12/31/22	20.60	(0.02)	(3.33)	(3.35)	—	—	—	—	17.25	(16.26)	48,875	1.36	1.36	(0.13)	36
Year ended 12/31/21	18.37	(0.11)	3.98	3.87	(0.01)	(1.63)	—	(1.64)	20.60	21.42	57,441	1.36	1.36	(0.53)	58
Year ended 12/31/20	15.45	(0.03)	3.03	3.00	—	(0.08)	—	(0.08)	18.37	19.40	33,457	1.45	1.49	(0.22)	43
Class Y
Six months ended 06/30/25	22.25	0.06	0.17	0.23	—	—	—	—	22.48	1.03	876,433	0.82 (d)	0.82 (d)	0.53 (d)	24
Year ended 12/31/24	20.88	0.12	2.62	2.74	(0.03)	(1.34)	—	(1.37)	22.25	12.75	911,926	0.84	0.84	0.55	41
Year ended 12/31/23	17.84	0.09	3.08	3.17	(0.13)	—	—	(0.13)	20.88	17.82	681,306	0.83	0.83	0.47	42
Year ended 12/31/22	21.27	0.07	(3.44)	(3.37)	(0.05)	—	(0.01)	(0.06)	17.84	(15.87)	533,098	0.86	0.86	0.37	36
Year ended 12/31/21	18.83	(0.01)	4.09	4.08	(0.01)	(1.63)	—	(1.64)	21.27	22.03	566,299	0.86	0.86	(0.03)	58
Year ended 12/31/20	15.79	0.05	3.13	3.18	(0.06)	(0.08)	—	(0.14)	18.83	20.13	266,951	0.90	0.99	0.33	43
Class R5
Six months ended 06/30/25	22.14	0.06	0.18	0.24	—	—	—	—	22.38	1.08	11,491	0.76 (d)	0.76 (d)	0.59 (d)	24
Year ended 12/31/24	20.79	0.14	2.59	2.73	(0.04)	(1.34)	—	(1.38)	22.14	12.77	12,054	0.77	0.77	0.62	41
Year ended 12/31/23	17.74	0.10	3.08	3.18	(0.13)	—	—	(0.13)	20.79	17.98	9,426	0.75	0.75	0.55	42
Year ended 12/31/22	21.16	0.09	(3.43)	(3.34)	(0.07)	—	(0.01)	(0.08)	17.74	(15.78)	7,887	0.74	0.74	0.49	36
Year ended 12/31/21	18.74	0.01	4.06	4.07	(0.02)	(1.63)	—	(1.65)	21.16	22.08	9,028	0.77	0.77	0.06	58
Year ended 12/31/20	15.71	0.07	3.12	3.19	(0.08)	(0.08)	—	(0.16)	18.74	20.30	13	0.77	0.77	0.46	43
Class R6
Six months ended 06/30/25	22.34	0.07	0.18	0.25	—	—	—	—	22.59	1.12	638,299	0.69 (d)	0.69 (d)	0.66 (d)	24
Year ended 12/31/24	20.96	0.15	2.63	2.78	(0.06)	(1.34)	—	(1.40)	22.34	12.88	586,167	0.70	0.70	0.69	41
Year ended 12/31/23	17.88	0.11	3.10	3.21	(0.13)	—	—	(0.13)	20.96	18.00	557,225	0.71	0.71	0.59	42
Year ended 12/31/22	21.36	0.10	(3.47)	(3.37)	(0.09)	—	(0.02)	(0.11)	17.88	(15.79)	483,088	0.71	0.71	0.52	36
Year ended 12/31/21	18.88	0.03	4.10	4.13	(0.02)	(1.63)	—	(1.65)	21.36	22.23	745,149	0.68	0.68	0.15	58
Year ended 12/31/20	15.83	0.07	3.15	3.22	(0.09)	(0.08)	—	(0.17)	18.88	20.31	704,706	0.77	0.77	0.46	43

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $205,907,350 in connection with the acquisition of Invesco Select Companies Fund into the Fund.

(d)	Annualized.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended December 31, 2020.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Main Street Small Cap Fund®

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Main Street Small Cap Fund® (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
9
Invesco Main Street Small Cap Fund®

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following
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Invesco Main Street Small Cap Fund®

the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser $6,161 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $4.2 billion	0.600%
Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.63%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate
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Invesco Main Street Small Cap Fund®

sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $20,965.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2025, IDI advised the Fund that IDI retained $54,699 in front-end sales commissions from the sale of Class A shares and $2,154 and $928 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,996,386,140	$—	$—	$1,996,386,140
Money Market Funds	44,277,055	183,736,884	—	228,013,939
Total Investments	$2,040,663,195	$183,736,884	$—	$2,224,400,079
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Invesco Main Street Small Cap Fund®

NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $19,102.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $472,631,627 and $498,264,293, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$524,390,437
Aggregate unrealized (depreciation) of investments	(89,444,665)
Net unrealized appreciation of investments	$434,945,772
Cost of investments for tax purposes is $1,789,454,307.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	1,364,488	$29,402,071	2,529,034	$55,860,609
Class C	216,491	4,124,386	267,875	5,383,092
Class R	497,407	10,254,767	869,007	18,462,176
Class Y	11,480,840	251,012,697	19,254,649	423,519,817
Class R5	48,901	1,058,836	185,812	4,167,834
Class R6	3,481,910	70,997,907	4,381,748	95,218,073
Issued as reinvestment of dividends:
Class A	-	-	976,270	22,639,698
Class C	-	-	85,636	1,804,359
Class R	-	-	207,385	4,662,028
Class Y	-	-	2,142,046	50,380,932
Class R5	-	-	29,387	687,588
Class R6	-	-	1,396,053	32,974,768
Automatic conversion of Class C shares to Class A shares:
Class A	126,932	2,741,910	211,488	4,534,359
Class C	(140,042)	(2,741,910)	(230,622)	(4,534,359)
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Invesco Main Street Small Cap Fund®

Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(1,591,640)	$(34,055,625)	(3,354,261)	$(73,680,936)
Class C	(192,130)	(3,693,016)	(313,611)	(6,239,497)
Class R	(472,211)	(9,591,135)	(708,700)	(15,066,909)
Class Y	(13,482,651)	(293,031,074)	(13,029,707)	(289,096,387)
Class R5	(79,836)	(1,700,364)	(124,190)	(2,751,170)
Class R6	(1,460,854)	(32,340,137)	(6,122,279)	(136,153,327)
Net increase (decrease) in share activity	(202,395)	$(7,560,687)	8,653,020	$192,772,748

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 13% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
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Invesco Main Street Small Cap Fund®

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Main Street Small Cap Fund’s® (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Index (Index).  The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well
15
Invesco Main Street Small Cap Fund®

as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the
Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the
16
Invesco Main Street Small Cap Fund®

Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
17
Invesco Main Street Small Cap Fund®

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
18
Invesco Main Street Small Cap Fund®

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
O-MSS-NCSRS

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco Quality Income Fund
Nasdaq:
A: VKMGX ■ C: VUSCX ■ R: VUSRX ■ Y: VUSIX ■ R5: VUSJX ■ R6: VUSSX

2	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
19	Approval of Investment Advisory and Sub-Advisory Contracts
21	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
June 30, 2025
(Unaudited)

Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–110.89%
Collateralized Mortgage Obligations–4.87%
Fannie Mae Grantor Trust, Series 1999-T2, Class A1, 7.50%, 01/19/2039(a)	$75,925	$75,764
Fannie Mae Interest STRIPS,
IO, 7.00%, 02/25/2028(b)	71,393	3,702
6.50%, 04/25/2029 to 02/25/2033(b)	637,290	70,609
8.00%, 05/25/2030(b)	148,847	18,052
7.50%, 01/25/2032(b)	43,886	3,434
6.00%, 02/25/2033 to 09/25/2035(b)(d)	897,976	108,824
5.50%, 11/25/2033 to 06/25/2035(b)	431,990	59,371
PO, 0.00%, 09/25/2032(c)	23,919	21,777
Fannie Mae REMICs,
IO, 2.50%, 12/25/2025 to 08/25/2049(b)	18,539,534	2,613,682
3.00%, 10/25/2026 to 02/25/2028(b)	650,256	11,641
8.00%, 08/18/2027 to 09/18/2027(b)	41,677	1,918
6.50%, 10/25/2028 to 05/25/2033(b)	15,004	6,001
0.75%, 10/25/2031(b)	1,881	24
2.28% (6.70% - (30 Day Average SOFR + 0.11%)), 10/25/2031 to 05/25/2035(b)(e)	365,727	30,020
3.48% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(b)(e)	45,934	4,605
3.48% (7.90% - (30 Day Average SOFR + 0.11%)), 12/18/2031(b)(e)	27,240	1,507
3.53% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(b)(e)	30,501	2,722
3.58% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(b)(e)	71,428	7,082
3.68% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(b)(e)	98,000	9,941
2.58% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 08/25/2032(b)(e)	154,566	12,812
3.38% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(b)(e)	31,905	3,444
3.58% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 to 09/25/2032(b)(e)	199,038	20,367
3.68% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(b)(e)	122,897	10,680
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
3.83% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(b)(e)	$172,604	$25,214
6.00%, 05/25/2033(b)	9,066	1,351
7.00%, 05/25/2033(b)	107,238	13,180
1.63% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(b)(e)	520,374	42,901
2.33% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(b)(e)	26,041	1,359
2.18% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(b)(e)	105,956	6,530
3.50%, 08/25/2035 to 08/25/2042(b)	1,036,560	112,782
4.00%, 04/25/2041 to 08/25/2047(b)	231,082	42,029
2.13% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(b)(e)	88,678	7,282
1.73% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(b)(e)	313,432	36,542
4.50%, 02/25/2043(b)	200,224	24,015
5.50%, 07/25/2046(b)	204,710	27,186
1.48% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(b)(e)	1,372,181	139,206
2.00%, 03/25/2051(b)	5,765,219	755,763
1.81%, 02/25/2056(d)	3,279,678	192,970
7.00%, 03/18/2027 to 09/25/2032	68,172	71,661
6.50%, 11/25/2029	41,705	42,370
5.42% (30 Day Average SOFR + 1.11%), 12/25/2031 to 12/25/2032(e)	203,985	205,760
5.42% (30 Day Average SOFR + 1.11%), 03/18/2032 to 12/18/2032(e)	181,274	183,119
4.92% (30 Day Average SOFR + 0.61%), 08/25/2032 to 06/25/2046(e)	671,519	666,725
4.92% (30 Day Average SOFR + 0.61%), 10/18/2032(e)	19,875	19,811
4.82% (30 Day Average SOFR + 0.51%), 03/25/2033 to 03/25/2042(e)	130,812	129,470
4.76% (30 Day Average SOFR + 0.45%), 06/25/2035(e)	486,175	482,157
4.77% (30 Day Average SOFR + 0.46%), 08/25/2035 to 10/25/2035(e)	270,151	268,961
8.36% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(e)	89,200	105,651
7.99% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	55,081	64,430
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
7.99% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	$55,611	$62,211
5.36% (30 Day Average SOFR + 1.05%), 06/25/2037(e)	473,449	477,413
4.87% (30 Day Average SOFR + 0.56%), 08/25/2037(e)	312,762	308,981
6.60%, 06/25/2039(a)	211,503	220,800
4.00%, 03/25/2041	248,537	238,048
3.00%, 07/25/2045	2,716,625	2,673,027
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K051, Class X1, IO, 0.63%, 09/25/2025(d)	40,467,898	30,905
Series K734, Class X1, IO, 0.79%, 02/25/2026(d)	13,798,877	27,229
Series K735, Class X1, IO, 1.10%, 05/25/2026(d)	15,050,279	87,367
Series K093, Class X1, IO, 1.08%, 05/25/2029(d)	12,221,288	372,377
Series Q004, Class AFL, 4.71%(12 mo. MTA Rate + 0.74%), 05/25/2044(e)	271,476	271,503
Freddie Mac REMICs,
3.50%, 11/15/2025 to 05/15/2032	263,230	258,466
1.50%, 08/15/2027	5,030,975	4,902,444
6.95%, 03/15/2028	36,093	36,418
6.50%, 08/15/2028 to 03/15/2032	508,752	517,124
5.02% (30 Day Average SOFR + 0.71%), 01/15/2029 to 12/15/2032(e)	46,236	46,313
6.00%, 01/15/2029 to 04/15/2029	73,040	74,138
4.77% (30 Day Average SOFR + 0.46%), 02/15/2029(e)	42,572	42,497
5.33% (30 Day Average SOFR + 1.01%), 03/15/2029(e)	46,470	46,623
4.82% (30 Day Average SOFR + 0.51%), 06/15/2029 to 01/15/2033(e)	80,045	79,809
5.07% (30 Day Average SOFR + 0.76%), 07/15/2029(e)	10,954	10,955
8.00%, 03/15/2030	23,103	23,941
5.37% (30 Day Average SOFR + 1.06%), 08/15/2031(e)	46,503	46,953
4.92% (30 Day Average SOFR + 0.61%), 02/15/2032 to 03/15/2032(e)	143,757	143,312
5.42% (30 Day Average SOFR + 1.11%), 02/15/2032 to 03/15/2032(e)	98,393	99,268
4.97% (30 Day Average SOFR + 0.66%), 03/15/2032 to 10/15/2036(e)	370,261	368,406
8.55% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(e)	15,223	17,032
4.72% (30 Day Average SOFR + 0.41%), 03/15/2036(e)	809,516	799,902
4.87% (30 Day Average SOFR + 0.56%), 07/15/2037(e)	50,927	50,478
4.00%, 06/15/2038	83,731	80,340
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
2.50%, 07/15/2038	$638,733	$605,148
4.96% (30 Day Average SOFR + 0.61%), 03/15/2042(e)	64,961	65,575
IO, 3.00%, 07/15/2026 to 12/15/2027(b)	1,207,956	38,601
3.23% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026(b)(e)	1,876	21
2.50%, 09/15/2027 to 09/25/2048(b)	7,808,986	1,004,901
4.28% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(b)(e)	19	0
3.68% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029 to 09/15/2029(b)(e)	73,373	4,328
2.28% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(b)(e)	425,528	26,381
2.33% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(b)(e)	64,429	3,877
2.30% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(b)(e)	76,945	4,754
2.58% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(b)(e)	9,690	1,027
1.58% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(b)(e)	23,974	2,115
1.65% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(b)(e)	563,102	47,759
2.06%, 02/15/2039(d)	1,140,503	108,159
1.83% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(b)(e)	125,952	11,372
1.68% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(b)(e)	206,336	20,585
4.00%, 03/15/2045(b)	5,070	7
Freddie Mac Seasoned Loans Structured Transaction, Series 2019-1, Class A2, 3.50%, 05/25/2029	2,000,000	1,934,054
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(b)	92,266	2,107
3.15%, 12/15/2027(d)	27,217	721
6.50%, 02/01/2028(b)	8,643	486
7.00%, 09/01/2029(b)	94,764	8,964
7.50%, 12/15/2029(b)	8,346	871
8.00%, 06/15/2031(b)	193,149	27,466
6.00%, 12/15/2032(b)	44,140	4,933
0.00%, 12/01/2031 to 03/01/2032(c)	120,057	108,610
4.92%(30 Day Average SOFR + 0.61%), 05/15/2036(e)	398,626	396,322
Freddie Mac Structured Pass-Through Ctfs., Series T-54, Class 2A, 6.50%, 02/25/2043	1,071,462	1,076,070
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac Whole Loan Securities Trust, Series 2015-SC02, Class 1A, 3.00%, 09/25/2045	$203,242	$176,431
		24,862,329
Federal Home Loan Mortgage Corp. (FHLMC)–30.40%
6.50%, 07/01/2028 to 04/01/2034	220,328	228,084
6.00%, 03/01/2029 to 10/01/2029	88,562	90,755
2.50%, 02/01/2031 to 04/01/2052	38,495,931	32,409,413
8.50%, 03/01/2031 to 08/01/2031	47,232	49,830
7.00%, 10/01/2031 to 10/01/2037	92,208	97,389
7.50%, 01/01/2032 to 08/01/2037	2,475,170	2,580,647
3.00%, 02/01/2032 to 05/01/2050	24,776,454	22,307,745
8.00%, 08/01/2032	31,185	32,739
5.50%, 12/01/2036 to 05/01/2053	26,016,213	26,230,857
5.00%, 01/01/2037 to 07/01/2052	7,397,231	7,322,934
4.50%, 05/01/2038 to 07/01/2052	14,275,126	13,872,884
5.35%, 07/01/2038 to 10/17/2038	788,143	801,747
5.45%, 11/25/2038	810,534	828,571
5.80%, 01/20/2039	317,156	321,169
4.00%, 06/01/2042 to 07/01/2049	13,900,802	13,226,893
3.50%, 09/01/2045 to 05/01/2050	14,984,096	13,776,330
2.00%, 05/01/2051 to 01/01/2052	22,626,555	18,092,934
ARM, 5.34% (1 yr. U.S. Treasury Yield Curve Rate + 2.16%), 11/01/2048(e)	3,010,376	3,085,841
		155,356,762
Federal National Mortgage Association (FNMA)–43.86%
6.50%, 01/01/2027 to 11/01/2038	1,012,076	1,050,900
7.50%, 02/01/2027 to 08/01/2037	811,495	835,293
5.00%, 06/01/2027 to 01/01/2053	7,583,658	7,520,981
5.50%, 12/01/2027 to 04/01/2038	1,918,756	1,966,870
6.00%, 05/01/2028 to 10/01/2053	9,538,644	9,806,310
3.00%, 02/01/2029 to 01/01/2052	41,596,902	37,575,426
7.00%, 04/01/2029 to 01/01/2036	666,420	702,999
5.63%, 08/01/2032	36,771	36,690
8.50%, 10/01/2032	78,913	82,409
8.00%, 04/01/2033	77,561	81,471
3.50%, 11/01/2034 to 05/01/2050	33,538,134	31,497,352
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
2.00%, 09/01/2035 to 03/01/2052	$70,837,847	$58,560,716
5.45%, 01/01/2038	214,863	217,748
4.50%, 01/01/2040 to 07/01/2044	2,865,510	2,850,030
4.00%, 02/01/2042 to 11/01/2053	29,776,290	28,274,739
2.50%, 10/01/2050 to 02/01/2052	48,527,336	40,716,279
ARM, 6.76% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.58%), 04/01/2045(e)	2,232,688	2,308,936
		224,085,149
Government National Mortgage Association (GNMA)–25.11%
3.00%, 12/16/2025 to 02/20/2050	2,309,160	2,055,589
7.00%, 12/15/2027 to 01/20/2030	69,883	70,580
6.50%, 03/15/2028 to 10/15/2028	7,292	7,374
6.00%, 06/15/2028 to 04/20/2029	28,070	28,695
7.50%, 06/15/2028 to 08/15/2028	30,512	30,628
5.50%, 05/15/2033 to 10/15/2034	171,541	174,720
6.92%, 11/20/2033(a)	310,030	321,636
5.00%, 11/20/2037	199,939	199,994
5.88%, 01/20/2039(a)	490,107	507,929
4.53%, 07/20/2041(a)	618,584	624,747
4.97%, 09/20/2041	398,613	403,438
4.89% (1 mo. Term SOFR + 0.56%), 07/20/2044(e)	317,257	319,447
3.50%, 05/20/2046 to 06/20/2050	9,149,194	8,398,621
4.00%, 02/20/2048 to 03/20/2050	3,022,285	2,817,771
2.50%, 04/20/2051	1,759,716	1,465,994
IO, 2.22% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(b)(e)	651,331	43,513
4.50%, 09/16/2047(b)	543,733	75,950
1.77% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(b)(e)	548,420	69,824
TBA, 2.00%, 07/01/2055(f)	23,444,000	19,099,097
2.50%, 07/01/2055(f)	22,128,000	18,803,310
3.00%, 07/01/2055(f)	16,451,813	14,554,455
4.50%, 07/01/2055(f)	4,300,000	4,116,693
5.00%, 07/01/2055(f)	14,440,000	14,186,718
5.50%, 07/01/2055(f)	19,860,000	19,892,268
6.00%, 07/01/2055(f)	10,100,000	10,250,690
6.50%, 07/01/2055(f)	4,000,000	4,107,368
Series 2020-137, Class A, 1.50%, 04/16/2062	7,523,681	5,667,024
		128,294,073
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

Principal Amount		Value
Uniform Mortgage-Backed Securities–6.65%
TBA, 5.00%, 07/01/2040(f)	$700,000	$701,710
3.00%, 07/01/2055(f)	2,639,377	2,284,257
6.00%, 07/01/2055(f)	22,370,000	22,734,163
6.50%, 07/01/2055(f)	8,000,000	8,261,063
		33,981,193
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $621,922,413)		566,579,506
Certificates of Deposit–5.29%
Diversified Banks–3.92%
Bank of Nova Scotia (Canada), 4.67% (SOFR + 0.35%), 10/17/2025(e)	7,000,000	7,003,813
Mitsubishi UFJ Trust & Banking Corp. (Japan), 4.66% (SOFR + 0.34%), 01/30/2026(e)	10,000,000	10,004,838
Mizuho Bank Ltd. (Japan), 4.69% (SOFR + 0.33%), 02/19/2026(e)	3,000,000	3,001,055
		20,009,706
Homebuilding–1.37%
Standard Chartered Bank (United Kingdom), 4.76% (SOFR + 0.36%), 07/24/2025(e)	7,000,000	7,001,750
Total Certificates of Deposit (Cost $27,000,187)		27,011,456

Asset-Backed Securities–4.81%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, 0.77%, 10/25/2035(a)	127,066	112,518
Agate Bay Mortgage Trust, Series 2015-2, Class B1, 3.62%, 03/25/2045(a)(g)	905,589	842,228
Banc of America Funding Trust, Series 2006-A, Class 1A1, 5.49%, 02/20/2036(a)	133,271	127,049
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	3,200,000	3,115,682
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 2.16%, 03/25/2035(a)	509,091	469,134
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.67%, 01/15/2051(d)	11,231,398	121,552
CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 1.03%, 11/13/2050(d)	5,774,759	85,495
Chase Mortgage Finance Corp.,
Series 2016-2, Class M4, 3.75%, 12/25/2045(a)(g)	1,181,181	1,087,628
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(g)	857,383	780,934
Chase Mortgage Finance Trust,
Series 2005-A1, Class 3A1, 3.93%, 12/25/2035(a)	10,605	9,393
Series 2007-A2, Class 2A1, 6.61%, 06/25/2035(a)	139,109	138,728
Series 2007-A2, Class 2A4, 6.61%, 06/25/2035(a)	128,507	127,565
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.12%, 10/12/2050(d)	15,387,731	287,963
Principal Amount		Value

Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A4, 6.53%, 08/25/2034(a)	$21,198	$20,045
Series 2005-11, Class A2A, 7.23% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	344,659	357,523
Series 2006-AR2, Class 1A2, 2.56%, 03/25/2036(a)	5,657	5,553
COMM Mortgage Trust, Series 2015-CR24, Class XA, IO, 0.71%, 08/10/2048(d)	14,918,039	215
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 02/25/2046(g)	496,463	481,473
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 4.97% (1 mo. Term SOFR + 0.65%), 02/25/2035(e)	69,132	66,607
Credit Suisse Mortgage Capital Trust, Series 2013-7, Class B1, 3.54%, 08/25/2043(a)(g)	811,847	789,714
Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, 3.50%, 05/25/2045(a)(g)	269,055	248,071
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 5A1, 5.92%, 06/25/2034(a)	140,266	138,256
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 4.50%, 06/27/2037(a)(g)	1,155,058	1,026,894
Galton Funding Mortgage Trust, Series 2018-1, Class A33, 3.50%, 11/25/2057(a)(g)	199,782	182,601
GSAA Home Equity Trust, Series 2007-7, Class A4, 4.97% (1 mo. Term SOFR + 0.65%), 07/25/2037(e)	9,963	9,603
GSR Mortgage Loan Trust,
Series 2004-12, Class 3A6, 1.46%, 12/25/2034(a)	143,144	134,958
Series 2005-AR4, Class 6A1, 5.02%, 07/25/2035(a)	40,428	38,105
JP Morgan Mortgage Trust,
Series 2005-A1, Class 3A1, 5.64%, 02/25/2035(a)	178,384	171,127
Series 2014-1, Class 1A17, 0.79%, 01/25/2044(a)(g)	504,914	481,521
Series 2017-5, Class A1, 4.92%, 10/26/2048(a)(g)	90,331	91,223
Series 2019-INV2, Class A15, 3.50%, 02/25/2050(a)(g)	109,892	100,569
JP Morgan Trust, Series 2015-3, Class A3, 3.50%, 05/25/2045(a)(g)	470,452	438,671
Luminent Mortgage Trust, Series 2006-1, Class A1, 5.15% (1 mo. Term SOFR + 0.83%), 04/25/2036(e)	23,870	20,736
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 6.83%, 04/21/2034(a)	72,879	72,734
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

Principal Amount		Value

Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.39%, 11/25/2035(a)	$118,427	$110,462
Series 2005-A, Class A1, 4.89% (1 mo. Term SOFR + 0.57%), 03/25/2030(e)	173,779	166,065
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(d)	5,320,869	92,522
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	22,555	17,852
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(g)	3,120,561	2,859,349
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(a)(g)	290,602	279,422
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, 4.73% (1 mo. Term SOFR + 0.41%), 09/25/2034(e)	182,728	168,504
Series 2004-20, Class 3A1, 3.97%, 01/25/2035(a)	18,157	18,033
Structured Asset Sec Mortgage Pass-Through Ctfs., Series 2002-21A, Class B1II, 6.56%, 11/25/2032(a)	4	4
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.28%, 11/15/2050(d)	8,703,439	147,616
Vendee Mortgage Trust,
Series 1999-3, Class IO, 0.00%, 10/15/2029(a)(c)	1,961,141	20
Series 2001-3, Class IO, 0.00%, 10/15/2031(a)(c)	1,217,779	12
Series 2002-2, Class IO, 0.00%, 01/15/2032(a)(c)	3,585,709	389
Series 2002-3, Class IO, 0.15%, 08/15/2032(a)	3,741,313	8,123
Series 2003-1, Class IO, 0.02%, 11/15/2032(a)	6,487,475	908
Verus Securitization Trust,
Series 2019-INV3, Class A2, 3.95%, 11/25/2059(a)(g)	281,192	278,547
Series 2023-INV3, Class A3, 7.73%, 11/25/2068(a)(g)	5,303,139	5,414,001
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 6.50%, 10/25/2033(a)	91,271	88,229
Series 2007-HY2, Class 2A1, 4.61%, 11/25/2036(a)	27,697	24,367
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.98%, 12/15/2050(d)	8,189,966	138,874
Zaxby’s Funding LLC, Series 2021- 1A, Class A2, 3.24%, 07/30/2051(g)	2,791,250	2,584,071
Total Asset-Backed Securities (Cost $27,098,567)		24,579,438
Principal Amount		Value

Agency Credit Risk Transfer Notes–2.73%
Fannie Mae Connecticut Avenue Securities, Series 2023-R02, Class 1M2, 7.66% (30 Day Average SOFR + 3.35%), 01/25/2043(e)(g)	$5,550,000	$5,794,517
Freddie Mac,
Series 2022-DNA4, Class M1, STACR®, 7.66% (30 Day Average SOFR + 3.35%), 05/25/2042(e)(g)	4,615,000	4,799,231
Series 2022-HQA3, Class M1, STACR®, 6.61% (30 Day Average SOFR + 2.30%), 08/25/2042(e)(g)	3,267,550	3,328,895
Total Agency Credit Risk Transfer Notes (Cost $13,555,405)		13,922,643
Commercial Paper–2.15%
Diversified Banks–0.98%
ING US Funding LLC (Netherlands), 4.74% (SOFR + 0.36%), 10/24/2025(e)(g)	5,000,000	5,003,086
Diversified Financial Services–1.17%
JP Morgan Securities LLC, 4.79% (SOFR + 0.39%), 11/26/2025(e)(g)	6,000,000	6,003,667
Total Commercial Paper (Cost $11,000,000)		11,006,753
U.S. Treasury Securities–0.17%
U.S. Treasury Bills–0.17%
4.07% - 4.12%, 05/14/2026 (Cost $879,316)(h)(i)	911,000	880,276
Shares
Money Market Funds–0.79%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(j)(k) (Cost $4,055,371)	4,055,371	4,055,371
TOTAL INVESTMENTS IN SECURITIES–126.83% (Cost $705,511,259)		648,035,443
OTHER ASSETS LESS LIABILITIES—(26.83)%		(137,074,380)
NET ASSETS–100.00%		$510,961,063

Securities Sold Short
Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities Short–(1.13)%
Uniform Mortgage-Backed Securities–(1.13)%
TBA, 2.50%, 07/01/2055(f), (Total Proceeds $(5,721,894))	$(6,962,000)	$(5,773,469)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IBOR	– Interbank Offered Rate
IO	– Interest Only
MTA	– Moving Treasury Average
PO	– Principal Only
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2025.

(b)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(c)	Zero coupon bond issued at a discount.
(d)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30,
2025.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2025.
(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1K.
(g)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
June 30, 2025 was $42,896,313, which represented 8.40% of the Fund’s Net Assets.

(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,675,101	$64,435,891	$(66,055,621)	$-	$-	$4,055,371	$100,754

(k)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	58	September-2025	$6,503,250	$91,926	$91,926
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	51	September-2025	(10,609,195)	(43,507)	(43,507)
U.S. Treasury 5 Year Notes	154	September-2025	(16,786,000)	(188,348)	(188,348)
U.S. Treasury 10 Year Ultra Notes	33	September-2025	(3,770,766)	(80,756)	(80,756)
U.S. Treasury Long Bonds	27	September-2025	(3,117,656)	(112,055)	(112,055)
U.S. Treasury Ultra Bonds	23	September-2025	(2,739,875)	(76,479)	(76,479)
Subtotal—Short Futures Contracts				(501,145)	(501,145)
Total Futures Contracts				$(409,219)	$(409,219)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $701,455,888)	$643,980,072
Investments in affiliated money market funds, at value (Cost $4,055,371)	4,055,371
Receivable for:
Investments sold	1,604
TBA sales commitment	5,728,179
Fund shares sold	85,646
Dividends	13,100
Interest	1,951,048
Principal paydowns	9,562
Investment for trustee deferred compensation and retirement plans	209,047
Other assets	74,055
Total assets	656,107,684
Liabilities:
Other investments:
Securities sold short, at value (proceeds $5,721,894)	5,773,469
Variation margin payable — futures contracts	95,906
Payable for:
TBA sales commitment	138,225,741
Interest on short sales	6,285
Dividends	211,928
Fund shares reacquired	255,689
Amount due custodian	1,721
Accrued fees to affiliates	289,513
Accrued other operating expenses	72,292
Trustee deferred compensation and retirement plans	214,077
Total liabilities	145,146,621
Net assets applicable to shares outstanding	$510,961,063
Net assets consist of:
Shares of beneficial interest	$734,407,302
Distributable earnings (loss)	(223,446,239)
$510,961,063
Net Assets:
Class A	$413,380,245
Class C	$11,065,306
Class R	$14,812,582
Class Y	$56,800,022
Class R5	$228,644
Class R6	$14,674,264
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	42,368,942
Class C	1,140,587
Class R	1,519,119
Class Y	5,800,475
Class R5	23,398
Class R6	1,498,637
Class A:
Net asset value per share	$9.76
Maximum offering price per share (Net asset value of $9.76 ÷ 95.75%)	$10.19
Class C:
Net asset value and offering price per share	$9.70
Class R:
Net asset value and offering price per share	$9.75
Class Y:
Net asset value and offering price per share	$9.79
Class R5:
Net asset value and offering price per share	$9.77
Class R6:
Net asset value and offering price per share	$9.79
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Interest	$10,189,860
Dividends from affiliated money market funds	100,754
Total investment income	10,290,614
Expenses:
Advisory fees	1,099,096
Administrative services fees	38,910
Custodian fees	23,453
Distribution fees:
Class A	506,753
Class C	57,282
Class R	36,753
Transfer agent fees — A, C, R and Y	374,950
Transfer agent fees — R5	103
Transfer agent fees — R6	2,283
Trustees’ and officers’ fees and benefits	11,379
Registration and filing fees	49,107
Reports to shareholders	32,490
Professional services fees	31,824
Other	9,285
Total expenses	2,273,668
Less: Fees waived and/or expense offset arrangement(s)	(17,609)
Net expenses	2,256,059
Net investment income	8,034,555
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(2,742,095)
Futures contracts	(106,461)
(2,848,556)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	16,388,043
Futures contracts	(764,251)
Securities sold short	(51,575)
15,572,217
Net realized and unrealized gain	12,723,661
Net increase in net assets resulting from operations	$20,758,216
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$8,034,555	$18,242,845
Net realized gain (loss)	(2,848,556)	23,123
Change in net unrealized appreciation (depreciation)	15,572,217	(13,093,627)
Net increase in net assets resulting from operations	20,758,216	5,172,341
Distributions to shareholders from distributable earnings:
Class A	(7,092,893)	(17,261,544)
Class C	(152,305)	(429,125)
Class R	(232,587)	(573,106)
Class Y	(1,002,215)	(3,038,248)
Class R5	(3,817)	(8,516)
Class R6	(277,964)	(717,050)
Total distributions from distributable earnings	(8,761,781)	(22,027,589)
Share transactions–net:
Class A	(19,104,266)	(38,852,181)
Class C	(1,291,782)	(3,636,846)
Class R	(474,654)	(1,754,486)
Class Y	(10,128,470)	(14,968,213)
Class R5	31,826	(176,954)
Class R6	(770,060)	(3,942,467)
Net increase (decrease) in net assets resulting from share transactions	(31,737,406)	(63,331,147)
Net increase (decrease) in net assets	(19,740,971)	(80,186,395)
Net assets:
Beginning of period	530,702,034	610,888,429
End of period	$510,961,063	$530,702,034
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 06/30/25	$9.53	$0.15	$0.24	$0.39	$(0.16)	$9.76	4.15%(d)	$413,380	0.89%(d)(e)	0.90%(d)(e)	3.14%(d)(e)	172%
Year ended 12/31/24	9.81	0.31	(0.22)	0.09	(0.37)	9.53	0.98 (d)	422,688	0.90 (d)	0.91 (d)	3.20 (d)	331
Year ended 12/31/23	9.66	0.27	0.22	0.49	(0.34)	9.81	5.25 (d)	474,643	0.86 (d)	0.87 (d)	2.83 (d)	427
Year ended 12/31/22	11.36	0.16	(1.57)	(1.41)	(0.29)	9.66	(12.52)(d)	511,108	0.85 (d)	0.85 (d)	1.53 (d)	520
Year ended 12/31/21	11.90	0.07	(0.25)	(0.18)	(0.36)	11.36	(1.55)(d)	697,347	0.84 (d)	0.86 (d)	0.57 (d)	401
Year ended 12/31/20	11.72	0.26	0.36	0.62	(0.44)	11.90	5.33 (d)	816,715	0.83 (d)	0.85 (d)	2.15 (d)	979
Class C
Six months ended 06/30/25	9.47	0.11	0.25	0.36	(0.13)	9.70	3.78	11,065	1.65 (e)	1.66 (e)	2.38 (e)	172
Year ended 12/31/24	9.75	0.23	(0.21)	0.02	(0.30)	9.47	0.20	12,087	1.66	1.67	2.44	331
Year ended 12/31/23	9.60	0.20	0.22	0.42	(0.27)	9.75	4.46	16,154	1.62	1.63	2.07	427
Year ended 12/31/22	11.28	0.08	(1.55)	(1.47)	(0.21)	9.60	(13.12)	19,025	1.61	1.61	0.77	520
Year ended 12/31/21	11.82	(0.02)	(0.25)	(0.27)	(0.27)	11.28	(2.35)(f)	32,752	1.62 (f)	1.62 (f)	(0.21)(f)	401
Year ended 12/31/20	11.64	0.16	0.37	0.53	(0.35)	11.82	4.57 (f)	53,821	1.60 (f)	1.60 (f)	1.38 (f)	979
Class R
Six months ended 06/30/25	9.52	0.14	0.24	0.38	(0.15)	9.75	4.02	14,813	1.15 (e)	1.16 (e)	2.88 (e)	172
Year ended 12/31/24	9.80	0.28	(0.21)	0.07	(0.35)	9.52	0.72	14,933	1.16	1.17	2.94	331
Year ended 12/31/23	9.65	0.25	0.22	0.47	(0.32)	9.80	4.97	17,136	1.12	1.13	2.57	427
Year ended 12/31/22	11.35	0.13	(1.57)	(1.44)	(0.26)	9.65	(12.76)	19,497	1.11	1.11	1.27	520
Year ended 12/31/21	11.89	0.03	(0.25)	(0.22)	(0.32)	11.35	(1.84)	24,551	1.12	1.12	0.29	401
Period ended 12/31/20(g)	11.79	0.14	0.21	0.35	(0.25)	11.89	2.99	27,785	1.10 (e)	1.10 (e)	1.88 (e)	979
Class Y
Six months ended 06/30/25	9.56	0.16	0.25	0.41	(0.18)	9.79	4.27	56,800	0.65 (e)	0.66 (e)	3.38 (e)	172
Year ended 12/31/24	9.84	0.33	(0.21)	0.12	(0.40)	9.56	1.23	65,707	0.66	0.67	3.44	331
Year ended 12/31/23	9.70	0.30	0.21	0.51	(0.37)	9.84	5.38	83,005	0.62	0.63	3.07	427
Year ended 12/31/22	11.40	0.18	(1.57)	(1.39)	(0.31)	9.70	(12.26)	82,042	0.61	0.61	1.77	520
Year ended 12/31/21	11.95	0.10	(0.26)	(0.16)	(0.39)	11.40	(1.35)	106,019	0.57	0.62	0.84	401
Year ended 12/31/20	11.77	0.29	0.36	0.65	(0.47)	11.95	5.59	185,925	0.52	0.61	2.46	979
Class R5
Six months ended 06/30/25	9.55	0.16	0.24	0.40	(0.18)	9.77	4.20	229	0.61 (e)	0.61 (e)	3.42 (e)	172
Year ended 12/31/24	9.82	0.34	(0.21)	0.13	(0.40)	9.55	1.38	191	0.61	0.61	3.49	331
Year ended 12/31/23	9.67	0.30	0.22	0.52	(0.37)	9.82	5.54	377	0.58	0.58	3.11	427
Year ended 12/31/22	11.37	0.19	(1.57)	(1.38)	(0.32)	9.67	(12.26)	139	0.57	0.57	1.81	520
Year ended 12/31/21	11.91	0.10	(0.25)	(0.15)	(0.39)	11.37	(1.29)	489	0.56	0.57	0.85	401
Year ended 12/31/20	11.76	0.30	0.33	0.63	(0.48)	11.91	5.42	395	0.46	0.46	2.52	979
Class R6
Six months ended 06/30/25	9.56	0.17	0.24	0.41	(0.18)	9.79	4.34	14,674	0.54 (e)	0.54 (e)	3.49 (e)	172
Year ended 12/31/24	9.84	0.35	(0.22)	0.13	(0.41)	9.56	1.35	15,095	0.54	0.54	3.56	331
Year ended 12/31/23	9.70	0.31	0.21	0.52	(0.38)	9.84	5.50	19,575	0.51	0.51	3.18	427
Year ended 12/31/22	11.40	0.20	(1.57)	(1.37)	(0.33)	9.70	(12.16)	21,040	0.50	0.50	1.88	520
Year ended 12/31/21	11.95	0.11	(0.26)	(0.15)	(0.40)	11.40	(1.30)	33,442	0.51	0.51	0.90	401
Year ended 12/31/20	11.77	0.30	0.36	0.66	(0.48)	11.95	5.69	33,032	0.46	0.46	2.52	979

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $1,606,141,382 in connection with the acquisition of Invesco Oppenheimer Limited-Term Government Fund into the Fund.

(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
June 30, 2025 and for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(e)	Annualized.
(f)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99% for the years ended
December 31, 2021 and 2020, respectively.

(g)	Commencement date of May 15, 2020.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Quality Income Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Quality Income Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Quality Income Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
I.
Securities Sold Short - The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.
The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The Short stock rebate, if any, presented in the  Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.
J.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the

Invesco Quality Income Fund

proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.
Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance.  The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.  These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction.  If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price.  Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
L.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
M.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
N.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $100 million	0.4700%
Next $150 million	0.4400%
Next $250 million	0.4125%
Next $2 billion	0.3825%
Next $2.5 billion	0.3800%
Next $2.5 billion	0.3650%
Next $2.5 billion	0.3400%
Next $2.5 billion	0.2950%
Over $12.5 billion	0.2700%
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.43%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

Invesco Quality Income Fund

For the six months ended June 30, 2025, the Adviser waived advisory fees of $2,189.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2025, IDI advised the Fund that IDI retained $5,062 in front-end sales commissions from the sale of Class A shares and $720 and $296 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$566,579,506	$—	$566,579,506
Certificates of Deposit	—	27,011,456	—	27,011,456
Asset-Backed Securities	—	24,579,438	—	24,579,438
Agency Credit Risk Transfer Notes	—	13,922,643	—	13,922,643
Commercial Paper	—	11,006,753	—	11,006,753
U.S. Treasury Securities	—	880,276	—	880,276
Money Market Funds	4,055,371	—	—	4,055,371
Total Investments in Securities	4,055,371	643,980,072	—	648,035,443
Other Investments - Assets
Futures Contracts	91,926	—	—	91,926
Other Investments - Liabilities*
Securities Sold Short	—	(5,773,469)	—	(5,773,469)
Futures Contracts	(501,145)	—	—	(501,145)
	(501,145)	(5,773,469)	—	(6,274,614)
Total Other Investments	(409,219)	(5,773,469)	—	(6,182,688)
Total Investments	$3,646,152	$638,206,603	$—	$641,852,755

*	Futures contracts are valued at unrealized appreciation (depreciation). Securities sold short are shown at value.

Invesco Quality Income Fund

NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2025:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$91,926
Derivatives not subject to master netting agreements	(91,926)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(501,145)
Derivatives not subject to master netting agreements	501,145
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended June 30, 2025
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$(106,461)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(764,251)
Total	$(870,712)
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$39,305,375

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $15,420.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made.  In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian.  To compensate the custodian bank for such overdrafts, the overdrawn Fund

Invesco Quality Income Fund

may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$82,399,019	$78,805,638	$161,204,657
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $0 and $3,082,228, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$4,366,021
Aggregate unrealized (depreciation) of investments	(62,854,739)
Net unrealized appreciation (depreciation) of investments	$(58,488,718)
Cost of investments for tax purposes is $700,341,473.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	1,281,366	$12,320,787	3,007,428	$29,164,377
Class C	151,499	1,447,781	247,738	2,375,465
Class R	454,640	4,366,812	142,770	1,375,027
Class Y	761,909	7,360,718	2,483,191	23,958,733
Class R5	24,589	235,128	8,002	77,000
Class R6	232,770	2,245,921	383,624	3,749,094
Issued as reinvestment of dividends:
Class A	627,045	6,075,381	1,525,939	14,702,224
Class C	14,680	141,364	40,592	388,740
Class R	23,582	228,286	58,688	565,058
Class Y	78,464	762,862	250,035	2,415,579
Class R5	374	3,633	788	7,603
Class R6	22,459	218,362	58,974	570,149
Automatic conversion of Class C shares to Class A shares:
Class A	91,082	879,173	223,026	2,135,516
Class C	(91,626)	(879,173)	(224,314)	(2,135,516)

Invesco Quality Income Fund

Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(3,986,815)	$(38,379,607)	(8,805,438)	$(84,854,298)
Class C	(209,744)	(2,001,754)	(445,436)	(4,265,535)
Class R	(527,123)	(5,069,752)	(382,089)	(3,694,571)
Class Y	(1,909,638)	(18,252,050)	(4,296,725)	(41,342,525)
Class R5	(21,600)	(206,935)	(27,108)	(261,557)
Class R6	(334,788)	(3,234,343)	(853,115)	(8,261,710)
Net increase (decrease) in share activity	(3,316,875)	$(31,737,406)	(6,603,430)	$(63,331,147)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Quality Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Quality Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process).  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year  and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Mortgage-Backed Securities Index (Index).  The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and five year periods and reasonably comparable to the performance of the Index for the three year period.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as

Invesco Quality Income Fund

other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were reasonably comparable to and the same as, respectfully, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The independent Trustees reviewed and considered additional information provided by management, including with respect to the components of the Fund’s total expense ratio driving total expenses relative to peers.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively, referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco Quality Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

Invesco Quality Income Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
VK-QINC-NCSRS

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco Select Risk: Conservative Investor Fund
Nasdaq:
A: OACIX ■ C: OCCIX ■ R: ONCIX ■ Y: OYCIX ■ R5: PXCIX ■ R6: PXCCX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
June 30, 2025
(Unaudited)
Invesco Select Risk: Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–99.98%(a)
	% of Net Assets 06/30/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/25	Value 06/30/25
Alternative Funds–5.88%
Invesco Global Real Estate Income Fund, Class R6	2.08%	$7,072,238	$328,602	$(138,978)	$232,975	$(5,072)	$124,426	922,385	$7,489,765
Invesco Macro Allocation Strategy Fund, Class R6	—	11,089,939	96,215	(11,287,161)	1,774,312	(1,673,305)	96,215	—	—
Invesco Managed Futures Strategy ETF	3.80%	—	13,744,630	—	(77,435)	—	—	313,503	13,667,195
Total Alternative Funds		18,162,177	14,169,447	(11,426,139)	1,929,852	(1,678,377)	220,641		21,156,960
Domestic Equity Funds–15.68%
Invesco Discovery Mid Cap Growth Fund, Class R6	1.85%	4,517,536	2,178,533	(711,505)	620,652	49,833	—	185,584	6,655,049
Invesco Main Street Small Cap Fund, Class R6	1.83%	4,388,189	1,827,226	—	371,726	—	—	291,596	6,587,141
Invesco NASDAQ 100 ETF	3.86%	8,196,396	6,456,721	(2,231,765)	1,270,175	197,228	31,451	61,157	13,888,755
Invesco Russell 1000® Dynamic Multifactor ETF	3.13%	11,157,551	2,038,672	(2,819,761)	446,683	464,467	39,980	195,355	11,287,612
Invesco S&P 500 Revenue ETF	3.48%	—	12,639,076	(451,379)	352,121	324	70,823	120,243	12,540,142
Invesco S&P 500® Pure Value ETF	—	7,039,898	—	(7,260,554)	(2,033,126)	2,253,782	—	—	—
Invesco S&P 500® Top 50 ETF	—	—	1,667,278	(1,405,521)	—	(261,757)	2,967	—	—
Invesco Value Opportunities Fund, Class R6	1.53%	3,689,281	1,562,967	(228,024)	459,987	7,788	—	241,725	5,491,999
Total Domestic Equity Funds		38,988,851	28,370,473	(15,108,509)	1,488,218	2,711,665	145,221		56,450,698
Fixed Income Funds–70.90%
Invesco Core Bond Fund, Class R6	32.80%	125,150,817	2,785,937	(11,299,432)	1,502,772	(38,321)	2,785,825	20,866,038	118,101,773
Invesco Core Plus Bond Fund, Class R6	17.55%	60,897,067	3,180,041	(1,603,437)	1,127,866	(418,217)	1,512,397	6,860,295	63,183,320
Invesco Dynamic Credit Opportunity Fund, Class R6	0.54%	—	1,939,236	—	15,981	—	49,816	182,220	1,955,217
Invesco Emerging Markets Sovereign Debt ETF	1.30%	7,209,684	—	(2,567,856)	213,812	(175,127)	193,890	229,100	4,680,513
Invesco Equal Weight 0-30 Year Treasury ETF	4.00%	32,654,456	—	(18,470,376)	4,364,597	(4,127,284)	440,543	524,987	14,421,393
Invesco Floating Rate ESG Fund, Class R6	3.59%	15,432,632	597,024	(2,790,802)	(204,725)	(120,454)	596,985	1,971,553	12,913,675
Invesco High Yield Fund, Class R6	5.33%	15,164,848	4,395,647	(535,233)	148,442	13,876	574,658	5,420,220	19,187,580
Invesco Variable Rate Investment Grade ETF	5.79%	27,657,845	—	(6,726,944)	(150,839)	52,219	605,006	831,628	20,832,281
Total Fixed Income Funds		284,167,349	12,897,885	(43,994,080)	7,017,906	(4,813,308)	6,759,120		255,275,752
International and Global Equity Funds–6.77%
Invesco EQV Emerging Markets All Cap Fund, Class R6	0.49%	1,245,596	400,466	(84,311)	210,570	838	—	48,660	1,773,159
Invesco Developing Markets Fund, Class R6	0.18%	976,811	—	(380,523)	70,935	(31,563)	—	15,035	635,660
Invesco Global Fund, Class R6	2.36%	5,925,438	2,204,119	(562,945)	943,989	(5,548)	—	81,528	8,505,053
Invesco Global Infrastructure Fund, Class R6	—	3,593,989	376,655	(3,673,178)	(469,833)	539,740	9,282	—	—
Invesco International Developed Dynamic Multifactor ETF	0.94%	2,016,556	858,549	—	505,315	—	39,027	122,125	3,380,420
Invesco International Small-Mid Company Fund, Class R6	1.31%	2,962,360	1,010,221	—	748,030	—	—	109,578	4,720,611
Invesco Oppenheimer International Growth Fund, Class R6	0.40%	969,434	308,366	—	176,876	—	—	40,873	1,454,676
Invesco RAFI Developed Markets ex-U.S. ETF	1.09%	2,454,458	821,567	—	640,938	—	72,851	68,216	3,916,963
Total International and Global Equity Funds		20,144,642	5,979,943	(4,700,957)	2,826,820	503,467	121,160		24,386,542
Money Market Funds–0.75%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(b)	0.26%	489,387	17,619,766	(17,167,865)	—	—	17,599	941,288	941,288
Invesco Treasury Portfolio, Institutional Class, 4.23%(b)	0.49%	905,739	32,722,421	(31,882,085)	—	—	32,368	1,746,075	1,746,075
Total Money Market Funds		1,395,126	50,342,187	(49,049,950)	—	—	49,967		2,687,363
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $355,011,682)	99.98%	362,858,145	111,759,935	(124,279,635)	13,262,796	(3,276,553)	7,296,109		359,957,315
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Conservative Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–99.98%(a)
	% of Net Assets 06/30/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/25	Value 06/30/25

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 4.34%(b)(c)	—	$—	$12,541,910	$(12,541,910)	$—	$—	$8,153 (d)	—	$—
Invesco Private Prime Fund, 4.49%(b)(c)	—	—	32,077,729	(32,077,729)	—	—	22,089 (d)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	44,619,639	(44,619,639)	—	—	30,242		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $355,011,682)	99.98%	$362,858,145	$156,379,574	$(168,899,274)	$13,262,796	$(3,276,553)(e)	$7,326,351		$359,957,315
OTHER ASSETS LESS LIABILITIES	0.02%								69,223
NET ASSETS	100.00%								$360,026,538
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
(d)
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Global Infrastructure Fund	$367,373
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Select Risk: Conservative Investor Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $355,011,682)	$359,957,315
Cash	10,000
Receivable for:
Fund shares sold	439,121
Dividends - affiliated underlying funds	957,287
Investment for trustee deferred compensation and retirement plans	42,480
Other assets	89,748
Total assets	361,495,951
Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	951,475
Fund shares reacquired	264,076
Accrued fees to affiliates	185,364
Accrued trustees’ and officers’ fees and benefits	2,404
Accrued other operating expenses	23,613
Trustee deferred compensation and retirement plans	42,481
Total liabilities	1,469,413
Net assets applicable to shares outstanding	$360,026,538
Net assets consist of:
Shares of beneficial interest	$380,295,767
Distributable earnings (loss)	(20,269,229)
$360,026,538
Net Assets:
Class A	$291,040,632
Class C	$26,990,794
Class R	$35,931,591
Class Y	$5,784,379
Class R5	$9,348
Class R6	$269,794
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	32,769,028
Class C	3,079,882
Class R	4,058,523
Class Y	647,488
Class R5	1,053
Class R6	30,376
Class A:
Net asset value per share	$8.88
Maximum offering price per share (Net asset value of $8.88 ÷ 94.50%)	$9.40
Class C:
Net asset value and offering price per share	$8.76
Class R:
Net asset value and offering price per share	$8.85
Class Y:
Net asset value and offering price per share	$8.93
Class R5:
Net asset value and offering price per share	$8.88
Class R6:
Net asset value and offering price per share	$8.88
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Select Risk: Conservative Investor Fund

Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $1,634)	$7,297,743
Interest	2,691
Total investment income	7,300,434
Expenses:
Custodian fees	929
Distribution fees:
Class A	339,261
Class C	130,663
Class R	94,689
Transfer agent fees — A, C, R and Y	192,333
Transfer agent fees — R6	6
Trustees’ and officers’ fees and benefits	9,608
Registration and filing fees	54,987
Reports to shareholders	14,819
Professional services fees	17,698
Other	7,680
Total expenses	862,673
Less: Expense offset arrangement(s)	(8,759)
Net expenses	853,914
Net investment income	6,446,520
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated underlying fund shares	(3,643,926)
Capital gain distributions from affiliated underlying fund shares	367,373
(3,276,553)
Change in net unrealized appreciation of affiliated underlying fund shares	13,262,796
Net realized and unrealized gain	9,986,243
Net increase in net assets resulting from operations	$16,432,763
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Select Risk: Conservative Investor Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$6,446,520	$14,728,288
Net realized gain (loss)	(3,276,553)	(6,012,199)
Change in net unrealized appreciation	13,262,796	6,569,217
Net increase in net assets resulting from operations	16,432,763	15,285,306
Distributions to shareholders from distributable earnings:
Class A	—	(12,135,441)
Class C	—	(941,014)
Class R	—	(1,634,751)
Class Y	—	(288,126)
Class R5	—	(422)
Class R6	—	(3,855)
Total distributions from distributable earnings	—	(15,003,609)
Share transactions–net:
Class A	(9,780,708)	(4,612,869)
Class C	(1,352,099)	(6,093,429)
Class R	(7,335,668)	(224,463)
Class Y	(982,526)	(637,665)
Class R5	—	(45,545)
Class R6	181,836	35,860
Net increase (decrease) in net assets resulting from share transactions	(19,269,165)	(11,578,111)
Net increase (decrease) in net assets	(2,836,402)	(11,296,414)
Net assets:
Beginning of period	362,862,940	374,159,354
End of period	$360,026,538	$362,862,940
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Select Risk: Conservative Investor Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (d)
Class A
Six months ended 06/30/25	$8.48	$0.16	$0.24	$0.40	$—	$—	$—	$8.88	4.72%(e)	$291,041	0.41%(e)(f)	0.41%(e)(f)	3.73%(e)(f)	17%
Year ended 12/31/24	8.48	0.35	0.02	0.37	(0.37)	—	(0.37)	8.48	4.41 (e)	287,491	0.42 (e)	0.43 (e)	4.09 (e)	51
Year ended 12/31/23	8.11	0.32	0.32	0.64	(0.27)	—	(0.27)	8.48	7.85 (e)	292,078	0.42 (e)	0.42 (e)	3.81 (e)	33
Year ended 12/31/22	9.88	0.20	(1.74)	(1.54)	(0.16)	(0.07)	(0.23)	8.11	(15.62)(e)	287,368	0.41 (e)	0.41 (e)	2.32 (e)	21
Year ended 12/31/21	10.03	0.17	0.14	0.31	(0.35)	(0.11)	(0.46)	9.88	3.11 (e)	357,004	0.37 (e)	0.42 (e)	1.68 (e)	27
Year ended 12/31/20	9.46	0.18	0.60	0.78	(0.21)	—	(0.21)	10.03	8.29 (e)	451,258	0.33 (e)	0.43 (e)	1.85 (e)	80
Class C
Six months ended 06/30/25	8.40	0.13	0.23	0.36	—	—	—	8.76	4.29	26,991	1.17 (f)	1.17 (f)	2.97 (f)	17
Year ended 12/31/24	8.40	0.29	0.01	0.30	(0.30)	—	(0.30)	8.40	3.57	27,208	1.18	1.19	3.33	51
Year ended 12/31/23	8.02	0.25	0.33	0.58	(0.20)	—	(0.20)	8.40	7.19	33,124	1.18	1.18	3.05	33
Year ended 12/31/22	9.77	0.14	(1.73)	(1.59)	(0.09)	(0.07)	(0.16)	8.02	(16.34)	38,359	1.17	1.17	1.56	21
Year ended 12/31/21	9.92	0.09	0.14	0.23	(0.27)	(0.11)	(0.38)	9.77	2.31	59,281	1.13	1.18	0.92	27
Year ended 12/31/20	9.35	0.10	0.61	0.71	(0.14)	—	(0.14)	9.92	7.55	68,581	1.09	1.19	1.09	80
Class R
Six months ended 06/30/25	8.46	0.15	0.24	0.39	—	—	—	8.85	4.61	35,932	0.67 (f)	0.67 (f)	3.47 (f)	17
Year ended 12/31/24	8.47	0.33	0.01	0.34	(0.35)	—	(0.35)	8.46	4.00	41,595	0.68	0.69	3.83	51
Year ended 12/31/23	8.09	0.30	0.32	0.62	(0.24)	—	(0.24)	8.47	7.70	41,782	0.68	0.68	3.55	33
Year ended 12/31/22	9.86	0.17	(1.74)	(1.57)	(0.13)	(0.07)	(0.20)	8.09	(15.90)	40,864	0.67	0.67	2.06	21
Year ended 12/31/21	10.01	0.14	0.14	0.28	(0.32)	(0.11)	(0.43)	9.86	2.84	49,057	0.63	0.68	1.42	27
Year ended 12/31/20	9.44	0.15	0.61	0.76	(0.19)	—	(0.19)	10.01	8.03	51,481	0.59	0.69	1.59	80
Class Y
Six months ended 06/30/25	8.52	0.17	0.24	0.41	—	—	—	8.93	4.81	5,784	0.17 (f)	0.17 (f)	3.97 (f)	17
Year ended 12/31/24	8.52	0.38	0.01	0.39	(0.39)	—	(0.39)	8.52	4.64	6,483	0.18	0.19	4.33	51
Year ended 12/31/23	8.14	0.34	0.33	0.67	(0.29)	—	(0.29)	8.52	8.20	7,080	0.18	0.18	4.05	33
Year ended 12/31/22	9.93	0.22	(1.76)	(1.54)	(0.18)	(0.07)	(0.25)	8.14	(15.53)	6,967	0.17	0.17	2.56	21
Year ended 12/31/21	10.08	0.20	0.14	0.34	(0.38)	(0.11)	(0.49)	9.93	3.38	7,785	0.13	0.18	1.92	27
Year ended 12/31/20	9.49	0.20	0.63	0.83	(0.24)	—	(0.24)	10.08	8.71	8,821	0.09	0.19	2.09	80
Class R5
Six months ended 06/30/25	8.46	0.17	0.25	0.42	—	—	—	8.88	4.96	9	0.07 (f)	0.07 (f)	4.07 (f)	17
Year ended 12/31/24	8.47	0.38	0.01	0.39	(0.40)	—	(0.40)	8.46	4.62	9	0.10	0.10	4.41	51
Year ended 12/31/23	8.09	0.34	0.33	0.67	(0.29)	—	(0.29)	8.47	8.34	55	0.08	0.08	4.15	33
Year ended 12/31/22	9.87	0.23	(1.75)	(1.52)	(0.19)	(0.07)	(0.26)	8.09	(15.42)	9	0.07	0.07	2.66	21
Year ended 12/31/21	10.03	0.20	0.14	0.34	(0.39)	(0.11)	(0.50)	9.87	3.38	10	0.10	0.15	1.95	27
Year ended 12/31/20	9.45	0.20	0.62	0.82	(0.24)	—	(0.24)	10.03	8.67	11	0.04	0.14	2.14	80
Class R6
Six months ended 06/30/25	8.46	0.17	0.25	0.42	—	—	—	8.88	4.96	270	0.07 (f)	0.07 (f)	4.07 (f)	17
Year ended 12/31/24	8.47	0.39	—	0.39	(0.40)	—	(0.40)	8.46	4.65	78	0.07	0.07	4.44	51
Year ended 12/31/23	8.09	0.35	0.32	0.67	(0.29)	—	(0.29)	8.47	8.34	41	0.08	0.08	4.15	33
Year ended 12/31/22	9.87	0.23	(1.75)	(1.52)	(0.19)	(0.07)	(0.26)	8.09	(15.41)	9	0.07	0.07	2.66	21
Year ended 12/31/21	10.03	0.20	0.14	0.34	(0.39)	(0.11)	(0.50)	9.87	3.37	18	0.10	0.15	1.95	27
Year ended 12/31/20	9.45	0.20	0.62	0.82	(0.24)	—	(0.24)	10.03	8.67	11	0.04	0.14	2.14	80

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.
Estimated acquired fund fees from underlying funds was 0.47%, 0.47%, 0.47%, 0.45%, 0.47% and 0.55% for the six months ended June 30, 2025 and the years ended
December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
June 30, 2025 and the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(f)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Select Risk: Conservative Investor Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Select Risk: Conservative Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund is a “fund of funds”, in that it invests in other mutual funds advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds ("ETFs") and other pooled investment vehicles advised by Invesco Capital Management LLC (“Invesco Capital”) or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers (“underlying funds”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
8
Invesco Select Risk: Conservative Investor Fund

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
I.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds
9
Invesco Select Risk: Conservative Investor Fund

(collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
J.
Other Risks - Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through at least April 30, 2026, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.50%, 1.25%, 0.75%, 0.25%, 0.25%, and 0.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the expense reimbursement agreement, it will terminate on April 30, 2026. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees. The Adviser did not reimburse expenses during the period under the expense limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2025, IDI advised the Fund that IDI retained $14,917 in front-end sales commissions from the sale of Class A shares and $10,607 and $590 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
10
Invesco Select Risk: Conservative Investor Fund

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of June 30, 2025, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $8,759.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$1,763,106	$27,966,615	$29,729,721
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $61,417,748 and $75,229,685, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$12,811,705
Aggregate unrealized (depreciation) of investments	(12,005,966)
Net unrealized appreciation of investments	$805,739
11
Invesco Select Risk: Conservative Investor Fund

Cost of investments for tax purposes is $359,151,576.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	3,737,102	$32,126,509	10,329,186	$89,915,225
Class C	434,802	3,709,986	940,856	8,045,514
Class R	249,535	2,137,415	839,935	7,238,994
Class Y	40,937	352,823	259,576	2,259,549
Class R6	26,146	224,334	6,359	53,670
Issued as reinvestment of dividends:
Class A	-	-	1,380,514	11,679,153
Class C	-	-	111,017	931,432
Class R	-	-	192,832	1,629,429
Class Y	-	-	30,976	263,297
Class R6	-	-	406	3,430
Automatic conversion of Class C shares to Class A shares:
Class A	214,666	1,854,478	449,274	3,891,958
Class C	(217,187)	(1,854,478)	(455,293)	(3,891,958)
Reacquired:
Class A	(5,092,400)	(43,761,695)	(12,676,446)	(110,099,205)
Class C	(377,897)	(3,207,607)	(1,300,177)	(11,178,417)
Class R	(1,106,584)	(9,473,083)	(1,052,102)	(9,092,886)
Class Y	(154,549)	(1,335,349)	(360,376)	(3,160,511)
Class R5	-	-	(5,415)	(45,545)
Class R6	(4,940)	(42,498)	(2,409)	(21,240)
Net increase (decrease) in share activity	(2,250,369)	$(19,269,165)	(1,311,287)	$(11,578,111)

(a)
There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 17% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

12
Invesco Select Risk: Conservative Investor Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: Conservative Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC  and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Select Risk: Conservative Investor Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund underwent a change in portfolio management and investment process in 2024. The Board considered that the Fund’s asset allocation achieved through investing in underlying affiliated funds, including its exposure to certain equity investing styles as well as
13
Invesco Select Risk: Conservative Investor Fund

to certain segments of the fixed income asset class, negatively impacted Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.
D.
Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated exchange-traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange-traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange-traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
14
Invesco Select Risk: Conservative Investor Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
15
Invesco Select Risk: Conservative Investor Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
O-OPSCI-NCSRS

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco Select Risk: Growth Investor Fund
Nasdaq:
A: AADAX ■ C: AADCX ■ R: AADRX ■ S: AADSX ■ Y: AADYX ■ R5: AADIX ■ R6: AAESX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
June 30, 2025
(Unaudited)
Invesco Select Risk: Growth Investor Fund
Schedule of Investments in Affiliated Issuers–100.00%(a)
	% of Net Assets 06/30/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/25	Value 06/30/25
Alternative Funds–1.94%
Invesco Global Real Estate Income Fund, Class R6	1.94%	$22,361,773	$365,378	$(3,459,862)	$1,241,461	$(912,691)	$365,378	2,413,308	$19,596,059
Invesco Macro Allocation Strategy Fund, Class R6	—	23,852,206	211,454	(24,287,275)	3,731,036	(3,507,421)	211,454	—	—
Total Alternative Funds		46,213,979	576,832	(27,747,137)	4,972,497	(4,420,112)	576,832		19,596,059
Domestic Equity Funds–56.83%
Invesco Discovery Mid Cap Growth Fund, Class R6	6.76%	57,517,487	10,381,685	(3,914,021)	4,209,025	(15,924)	—	1,901,234	68,178,252
Invesco Main Street Small Cap Fund, Class R6	6.36%	55,821,272	6,590,591	—	1,688,324	—	—	2,837,547	64,100,187
Invesco NASDAQ 100 ETF(b)	13.35%	100,090,651	28,328,099	(6,073,955)	11,875,822	470,122	340,220	593,090	134,690,739
Invesco Russell 1000® Dynamic Multifactor ETF	13.78%	137,846,369	17,137,829	(26,343,526)	7,834,554	2,539,178	497,781	2,405,926	139,014,404
Invesco S&P 500 Revenue ETF(b)	11.30%	—	112,509,002	(1,526,850)	3,033,054	13,707	736,988	1,093,383	114,028,913
Invesco S&P 500® Pure Value ETF	—	85,935,219	—	(88,628,745)	(5,849,044)	8,542,570	—	—	—
Invesco S&P 500® Top 50 ETF	—	—	20,817,657	(17,549,352)	—	(3,268,305)	37,047	—	—
Invesco Value Opportunities Fund, Class R6	5.28%	46,449,662	5,602,014	(1,585,083)	2,778,618	(6,977)	—	2,343,232	53,238,234
Total Domestic Equity Funds		483,660,660	201,366,877	(145,621,532)	25,570,353	8,274,371	1,612,036		573,250,729
Fixed Income Funds–17.97%
Invesco Core Bond Fund, Class R6	8.95%	99,108,287	6,523,020	(16,509,100)	1,244,118	(61,457)	2,147,838	15,954,924	90,304,868
Invesco Core Plus Bond Fund, Class R6	4.72%	48,359,614	2,887,249	(4,114,871)	1,209,348	(673,860)	1,165,009	5,175,622	47,667,480
Invesco Dynamic Credit Opportunity Fund, Class R6	0.14%	—	1,383,763	—	11,404	—	35,547	130,025	1,395,167
Invesco Emerging Markets Sovereign Debt ETF	0.34%	5,770,811	—	(2,386,945)	170,099	(162,789)	149,544	165,990	3,391,176
Invesco Equal Weight 0-30 Year Treasury ETF	—	25,070,514	—	(25,079,092)	3,363,224	(3,354,646)	233,231	—	—
Invesco Floating Rate ESG Fund, Class R6	0.93%	12,487,165	469,086	(3,293,424)	(117,933)	(168,372)	469,057	1,431,530	9,376,522
Invesco High Yield Fund, Class R6	1.39%	12,491,745	2,560,661	(1,147,632)	73,977	14,876	445,440	3,953,002	13,993,627
Invesco Variable Rate Investment Grade ETF	1.50%	21,541,914	—	(6,287,404)	(23,001)	(56,294)	460,290	605,797	15,175,215
Total Fixed Income Funds		224,830,050	13,823,779	(58,818,468)	5,931,236	(4,462,542)	5,105,956		181,304,055
International and Global Equity Funds–22.87%
Invesco EQV Emerging Markets All Cap Fund, Class R6	1.71%	14,710,070	630,023	—	1,876,755	—	—	472,471	17,216,848
Invesco Developing Markets Fund, Class R6	0.60%	11,746,749	—	(5,941,614)	716,664	(492,632)	—	142,601	6,029,167
Invesco Global Fund, Class R6	8.14%	69,385,769	7,320,320	(1,696,945)	7,148,602	19,031	—	787,738	82,176,777
Invesco Global Infrastructure Fund, Class R6	—	9,430,462	1,028,083	(9,637,596)	(970,857)	1,152,657	25,334	—	—
Invesco International Developed Dynamic Multifactor ETF(b)	3.08%	26,090,812	2,955,067	(2,866,380)	4,916,348	31,835	402,934	1,124,555	31,127,682
Invesco International Small-Mid Company Fund, Class R6	4.38%	37,407,271	3,381,057	(3,826,932)	8,281,689	(1,097,765)	—	1,024,729	44,145,320
Invesco Oppenheimer International Growth Fund, Class R6	1.41%	11,615,316	925,434	—	1,654,970	—	—	398,868	14,195,720
Invesco RAFI Developed Markets ex-U.S. ETF(b)	3.55%	30,647,541	3,485,458	(4,638,457)	6,024,502	315,113	724,496	624,071	35,834,157
Total International and Global Equity Funds		211,033,990	19,725,442	(28,607,924)	29,648,673	(71,761)	1,152,764		230,725,671
Money Market Funds–0.39%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(c)	0.14%	1,858,787	25,583,926	(26,074,748)	—	—	35,414	1,367,965	1,367,965
Invesco Treasury Portfolio, Institutional Class, 4.23%(c)	0.25%	3,483,095	47,513,005	(48,424,532)	—	—	65,930	2,571,568	2,571,568
Total Money Market Funds		5,341,882	73,096,931	(74,499,280)	—	—	101,344		3,939,533
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $847,291,179)	100.00%	971,080,561	308,589,861	(335,294,341)	66,122,759	(680,044)	8,548,932		1,008,816,047
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.00%(a)
	% of Net Assets 06/30/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/25	Value 06/30/25

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.19%
Invesco Private Government Fund, 4.34%(c)(d)	0.05%	$2,671,896	$234,754,571	$(236,887,130)	$—	$—	$93,427 (e)	539,337	$539,337
Invesco Private Prime Fund, 4.49%(c)(d)	0.14%	6,962,219	636,245,478	(641,804,820)	140	(7,788)	259,489 (e)	1,394,810	1,395,229
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,934,426)	0.19%	9,634,115	871,000,049	(878,691,950)	140	(7,788)	352,916		1,934,566
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $849,225,605)	100.19%	$980,714,676	$1,179,589,910	$(1,213,986,291)	$66,122,899	$(687,832)(f)	$8,901,848		$1,010,750,613
OTHER ASSETS LESS LIABILITIES	(0.19)%								(1,928,430)
NET ASSETS	100.00%								$1,008,822,183
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at June 30, 2025.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
(e)
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Global Infrastructure Fund	$1,002,749
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Select Risk: Growth Investor Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $849,225,605)*	$1,010,750,613
Receivable for:
Dividends - affiliated underlying funds	734,988
Fund shares sold	963,097
Investment for trustee deferred compensation and retirement plans	166,072
Other assets	87,244
Total assets	1,012,702,014
Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	715,172
Fund shares reacquired	444,659
Collateral upon return of securities loaned	1,934,426
Accrued fees to affiliates	491,410
Accrued other operating expenses	121,196
Trustee deferred compensation and retirement plans	172,968
Total liabilities	3,879,831
Net assets applicable to shares outstanding	$1,008,822,183
Net assets consist of:
Shares of beneficial interest	$814,431,911
Distributable earnings	194,390,272
$1,008,822,183
Net Assets:
Class A	$892,335,404
Class C	$38,470,327
Class R	$45,900,008
Class S	$16,980,444
Class Y	$14,161,972
Class R5	$63,228
Class R6	$910,800
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	55,087,787
Class C	2,425,795
Class R	2,848,341
Class S	1,049,414
Class Y	876,387
Class R5	3,876
Class R6	55,807
Class A:
Net asset value per share	$16.20
Maximum offering price per share (Net asset value of $16.20 ÷ 94.50%)	$17.14
Class C:
Net asset value and offering price per share	$15.86
Class R:
Net asset value and offering price per share	$16.11
Class S:
Net asset value and offering price per share	$16.18
Class Y:
Net asset value and offering price per share	$16.16
Class R5:
Net asset value and offering price per share	$16.31
Class R6:
Net asset value and offering price per share	$16.32

*	At June 30, 2025, securities with an aggregate value of $1,897,142 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Select Risk: Growth Investor Fund

Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $52,350)	$8,601,282
Interest	4,634
Total investment income	8,605,916
Expenses:
Administrative services fees	73,709
Distribution fees:
Class A	1,057,383
Class C	186,878
Class R	102,169
Class S	12,573
Transfer agent fees — A, C, R, S and Y	619,263
Transfer agent fees — R5	30
Transfer agent fees — R6	89
Trustees’ and officers’ fees and benefits	12,915
Registration and filing fees	59,852
Reports to shareholders	41,506
Professional services fees	20,067
Other	(16,311)
Total expenses	2,170,123
Less: Expense offset arrangement(s)	(20,161)
Net expenses	2,149,962
Net investment income	6,455,954
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated underlying fund shares	(1,690,581)
Capital gain distributions from affiliated underlying fund shares	1,002,749
(687,832)
Change in net unrealized appreciation of affiliated underlying fund shares	66,122,899
Net realized and unrealized gain	65,435,067
Net increase in net assets resulting from operations	$71,891,021
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Select Risk: Growth Investor Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$6,455,954	$18,491,052
Net realized gain (loss)	(687,832)	44,246,786
Change in net unrealized appreciation	66,122,899	26,200,841
Net increase in net assets resulting from operations	71,891,021	88,938,679
Distributions to shareholders from distributable earnings:
Class A	—	(38,439,096)
Class C	—	(1,206,496)
Class R	—	(1,586,587)
Class S	—	(806,559)
Class Y	—	(686,706)
Class R5	—	(2,940)
Class R6	—	(19,417)
Total distributions from distributable earnings	—	(42,747,801)
Share transactions–net:
Class A	(32,364,294)	(28,914,338)
Class C	(2,701,009)	(5,484,006)
Class R	2,861,957	4,811,841
Class S	(1,586,193)	(1,848,977)
Class Y	(460,283)	259,870
Class R5	(85)	2,085
Class R6	370,317	(398,954)
Net increase (decrease) in net assets resulting from share transactions	(33,879,590)	(31,572,479)
Net increase in net assets	38,011,431	14,618,399
Net assets:
Beginning of period	970,810,752	956,192,353
End of period	$1,008,822,183	$970,810,752
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Select Risk: Growth Investor Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets(b)	Portfolio turnover (e)
Class A
Six months ended 06/30/25	$15.04	$0.10	$1.06	$1.16	$—	$—	$—	$16.20	7.71%	$892,335	0.42%(f)	0.42%(f)	1.38%(f)	24%
Year ended 12/31/24	14.36	0.29	1.09	1.38	(0.38)	(0.32)	(0.70)	15.04	9.63	860,912	0.45	0.45	1.93	42
Year ended 12/31/23	12.93	0.25	1.48	1.73	(0.09)	(0.21)	(0.30)	14.36	13.41	849,133	0.43	0.43	1.84	24
Year ended 12/31/22	16.85	0.17	(3.33)	(3.16)	(0.19)	(0.57)	(0.76)	12.93	(18.79)	787,335	0.43	0.43	1.22	29
Year ended 12/31/21	15.80	0.14	1.98	2.12	(0.25)	(0.82)	(1.07)	16.85	13.55	1,017,511	0.45	0.45	0.83	19
Year ended 12/31/20	15.79	0.14	1.71	1.85	(0.27)	(1.57)	(1.84)	15.80	11.87	948,121	0.47	0.47	0.92	90
Class C
Six months ended 06/30/25	14.78	0.05	1.03	1.08	—	—	—	15.86	7.31	38,470	1.17 (f)	1.17 (f)	0.63 (f)	24
Year ended 12/31/24	14.02	0.17	1.07	1.24	(0.16)	(0.32)	(0.48)	14.78	8.81	38,578	1.20	1.20	1.18	42
Year ended 12/31/23	12.72	0.15	1.45	1.60	(0.09)	(0.21)	(0.30)	14.02	12.61	41,815	1.18	1.18	1.09	24
Year ended 12/31/22	16.62	0.06	(3.28)	(3.22)	(0.11)	(0.57)	(0.68)	12.72	(19.42)	40,058	1.18	1.18	0.47	29
Year ended 12/31/21	15.60	0.01	1.95	1.96	(0.12)	(0.82)	(0.94)	16.62	12.64	54,151	1.20	1.20	0.08	19
Year ended 12/31/20	15.64	0.02	1.70	1.72	(0.19)	(1.57)	(1.76)	15.60	11.09	58,187	1.22	1.22	0.17	90
Class R
Six months ended 06/30/25	14.98	0.09	1.04	1.13	—	—	—	16.11	7.54	45,900	0.67 (f)	0.67 (f)	1.13 (f)	24
Year ended 12/31/24	14.28	0.25	1.08	1.33	(0.31)	(0.32)	(0.63)	14.98	9.32	39,837	0.70	0.70	1.68	42
Year ended 12/31/23	12.88	0.22	1.48	1.70	(0.09)	(0.21)	(0.30)	14.28	13.23	33,327	0.68	0.68	1.59	24
Year ended 12/31/22	16.80	0.14	(3.33)	(3.19)	(0.16)	(0.57)	(0.73)	12.88	(19.04)	25,192	0.68	0.68	0.97	29
Year ended 12/31/21	15.76	0.10	1.97	2.07	(0.21)	(0.82)	(1.03)	16.80	13.24	26,032	0.70	0.70	0.58	19
Year ended 12/31/20	15.75	0.10	1.71	1.81	(0.23)	(1.57)	(1.80)	15.76	11.64	21,447	0.72	0.72	0.67	90
Class S
Six months ended 06/30/25	15.02	0.11	1.05	1.16	—	—	—	16.18	7.72	16,980	0.32 (f)	0.32 (f)	1.48 (f)	24
Year ended 12/31/24	14.35	0.31	1.09	1.40	(0.41)	(0.32)	(0.73)	15.02	9.78	17,329	0.35	0.35	2.03	42
Year ended 12/31/23	12.91	0.26	1.48	1.74	(0.09)	(0.21)	(0.30)	14.35	13.51	18,291	0.33	0.33	1.94	24
Year ended 12/31/22	16.82	0.19	(3.33)	(3.14)	(0.20)	(0.57)	(0.77)	12.91	(18.68)	17,951	0.33	0.33	1.32	29
Year ended 12/31/21	15.78	0.16	1.97	2.13	(0.27)	(0.82)	(1.09)	16.82	13.62	24,254	0.35	0.35	0.93	19
Year ended 12/31/20	15.77	0.15	1.72	1.87	(0.29)	(1.57)	(1.86)	15.78	11.98	23,627	0.37	0.37	1.02	90
Class Y
Six months ended 06/30/25	14.98	0.12	1.06	1.18	—	—	—	16.16	7.88	14,162	0.17 (f)	0.17 (f)	1.63 (f)	24
Year ended 12/31/24	14.35	0.33	1.08	1.41	(0.46)	(0.32)	(0.78)	14.98	9.81	13,608	0.20	0.20	2.18	42
Year ended 12/31/23	12.88	0.28	1.49	1.77	(0.09)	(0.21)	(0.30)	14.35	13.77	12,767	0.18	0.18	2.09	24
Year ended 12/31/22	16.79	0.21	(3.32)	(3.11)	(0.23)	(0.57)	(0.80)	12.88	(18.59)	11,673	0.18	0.18	1.47	29
Year ended 12/31/21	15.75	0.19	1.97	2.16	(0.30)	(0.82)	(1.12)	16.79	13.82	14,854	0.20	0.20	1.08	19
Year ended 12/31/20	15.74	0.17	1.72	1.89	(0.31)	(1.57)	(1.88)	15.75	12.16	10,589	0.22	0.22	1.17	90
Class R5
Six months ended 06/30/25	15.12	0.13	1.06	1.19	—	—	—	16.31	7.87	63	0.14 (f)	0.14 (f)	1.66 (f)	24
Year ended 12/31/24	14.48	0.34	1.09	1.43	(0.47)	(0.32)	(0.79)	15.12	9.87	59	0.16	0.16	2.22	42
Year ended 12/31/23	12.99	0.29	1.50	1.79	(0.09)	(0.21)	(0.30)	14.48	13.81	54	0.14	0.14	2.13	24
Year ended 12/31/22	16.93	0.22	(3.36)	(3.14)	(0.23)	(0.57)	(0.80)	12.99	(18.57)	45	0.13	0.13	1.52	29
Year ended 12/31/21	15.88	0.19	1.99	2.18	(0.31)	(0.82)	(1.13)	16.93	13.84	49	0.14	0.14	1.14	19
Year ended 12/31/20	15.86	0.19	1.72	1.91	(0.32)	(1.57)	(1.89)	15.88	12.20	453	0.14	0.14	1.25	90
Class R6
Six months ended 06/30/25	15.13	0.13	1.06	1.19	—	—	—	16.32	7.87	911	0.06 (f)	0.06 (f)	1.74 (f)	24
Year ended 12/31/24	14.49	0.35	1.10	1.45	(0.49)	(0.32)	(0.81)	15.13	10.02	487	0.09	0.09	2.29	42
Year ended 12/31/23	12.99	0.30	1.50	1.80	(0.09)	(0.21)	(0.30)	14.49	13.89	804	0.07	0.07	2.20	24
Year ended 12/31/22	16.93	0.22	(3.36)	(3.14)	(0.23)	(0.57)	(0.80)	12.99	(18.57)	118	0.13	0.13	1.52	29
Year ended 12/31/21	15.88	0.22	1.97	2.19	(0.32)	(0.82)	(1.14)	16.93	13.95	594	0.05	0.05	1.23	19
Year ended 12/31/20	15.85	0.19	1.73	1.92	(0.32)	(1.57)	(1.89)	15.88	12.27	584	0.14	0.14	1.25	90

(a)	Calculated using average shares outstanding.
(b)
Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.
Estimated acquired fund fees from underlying funds 0.52%, 0.52%, 0.52%, 0.54%, 0.54% and 0.58% for the six months ended June 30, 2025 and for the years ended
December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Select Risk: Growth Investor Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Select Risk: Growth Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market.
The Fund is a "fund of funds", in that it invests in other mutual funds advised by Invesco Advisers, Inc. (the "Adviser" or "Invesco") and exchange-traded funds ("ETFs") and other pooled investment vehicles advised by Invesco Capital Management LLC ("Invesco Capital") or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers ("underlying funds"). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
8
Invesco Select Risk: Growth Investor Fund

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
I.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds
9
Invesco Select Risk: Growth Investor Fund

(collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser $5,285 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
J.
Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede an underlying Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.90%, 1.75%, 1.75% and 1.75%, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the
10
Invesco Select Risk: Growth Investor Fund

average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2025, IDI advised the Fund that IDI retained $56,094 in front-end sales commissions from the sale of Class A shares and $12,463 and $235 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,004,876,514	$—	$—	$1,004,876,514
Money Market Funds	3,939,533	1,934,566	—	5,874,099
Total Investments	$1,008,816,047	$1,934,566	$—	$1,010,750,613
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $20,161.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
11
Invesco Select Risk: Growth Investor Fund

NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $235,492,930 and $260,795,061, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$157,390,999
Aggregate unrealized (depreciation) of investments	(4,270,956)
Net unrealized appreciation of investments	$153,120,043
Cost of investments for tax purposes is $857,630,570.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	3,085,531	$47,024,002	5,571,508	$84,365,290
Class C	249,460	3,703,601	557,583	8,166,647
Class R	443,289	6,701,089	624,431	9,359,732
Class S	6,989	105,346	17,777	270,323
Class Y	136,291	2,069,983	261,618	3,959,658
Class R6	26,176	408,964	26,258	397,352
Issued as reinvestment of dividends:
Class A	-	-	2,482,503	37,262,393
Class C	-	-	80,885	1,193,862
Class R	-	-	105,882	1,583,988
Class S	-	-	53,795	806,391
Class Y	-	-	41,749	624,568
Class R5	-	-	149	2,254
Class R6	-	-	1,250	18,870
Automatic conversion of Class C shares to Class A shares:
Class A	160,857	2,461,621	326,305	4,946,317
Class C	(164,019)	(2,461,621)	(335,009)	(4,946,317)
Reacquired:
Class A	(5,402,061)	(81,849,917)	(10,261,862)	(155,488,338)
Class C	(269,927)	(3,942,989)	(675,431)	(9,898,198)
Class R	(254,273)	(3,839,132)	(405,011)	(6,131,879)
Class S	(111,661)	(1,691,539)	(191,848)	(2,925,691)
Class Y	(168,023)	(2,530,266)	(285,223)	(4,324,356)
Class R5	(6)	(85)	(11)	(169)
Class R6	(2,544)	(38,647)	(50,847)	(815,176)
Net increase (decrease) in share activity	(2,263,921)	$(33,879,590)	(2,053,549)	$(31,572,479)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12
Invesco Select Risk: Growth Investor Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: Growth Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco
Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Select Risk: Growth Investor Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund underwent a change in portfolio management and investment process in 2024. The Board considered that the Fund’s asset allocation achieved through investing in underlying affiliated funds, including its exposure to certain equity investing styles as well as to certain segments of the fixed income asset class, negatively impacted Fund performance. The Board recognized that the
13
Invesco Select Risk: Growth Investor Fund

performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.
D.
Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange-traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange-traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange-traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
 The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
14
Invesco Select Risk: Growth Investor Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
15
Invesco Select Risk: Growth Investor Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
GAL-NCSRS

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco Select Risk: High Growth Investor Fund
Nasdaq:
A: OAAIX ■ C: OCAIX ■ R: ONAIX ■ Y: OYAIX ■ R5: PXQIX ■ R6: PXGGX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
June 30, 2025
(Unaudited)
Invesco Select Risk: High Growth Investor Fund
Schedule of Investments in Affiliated Issuers–100.03%(a)
	% of Net Assets 06/30/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/25	Value 06/30/25
Alternative Funds–1.37%
Invesco Global Real Estate Income Fund, Class R6	1.37%	$19,520,894	$276,389	$(7,926,218)	$844,050	$(1,027,430)	$276,389	1,439,370	$11,687,685
Invesco Macro Allocation Strategy Fund, Class R6	—	20,117,218	180,481	(20,484,077)	3,118,574	(2,932,196)	180,480	—	—
Total Alternative Funds		39,638,112	456,870	(28,410,295)	3,962,624	(3,959,626)	456,869		11,687,685
Domestic Equity Funds–63.56%
Invesco Discovery Mid Cap Growth Fund, Class R6	7.47%	55,577,539	8,272,346	(4,002,519)	3,767,034	22,386	—	1,774,590	63,636,786
Invesco Main Street Small Cap Fund, Class R6	7.16%	53,996,368	5,475,994	—	1,571,111	—	—	2,702,234	61,043,473
Invesco NASDAQ 100 ETF	14.25%	97,689,417	24,152,949	(11,538,781)	9,997,278	1,167,206	320,846	534,866	121,468,069
Invesco Russell 1000® Dynamic Multifactor ETF	16.16%	135,019,631	18,602,756	(26,021,697)	7,860,769	2,318,476	485,857	2,384,561	137,779,935
Invesco S&P 500 Revenue ETF	12.58%	—	106,993,665	(2,337,025)	2,599,420	(4,641)	700,999	1,028,396	107,251,419
Invesco S&P 500® Pure Value ETF	—	83,766,029	—	(86,391,565)	(5,701,401)	8,326,937	—	—	—
Invesco S&P 500® Top 50 ETF	—	—	20,556,854	(17,329,494)	—	(3,227,360)	36,583	—	—
Invesco Value Opportunities Fund, Class R6	5.94%	44,448,060	3,746,136	—	2,433,365	—	—	2,228,326	50,627,561
Total Domestic Equity Funds		470,497,044	187,800,700	(147,621,081)	22,527,576	8,603,004	1,544,285		541,807,243
Fixed Income Funds–8.69%
Invesco Core Bond Fund, Class R6	4.40%	42,729,012	3,059,284	(8,775,339)	528,041	(61,292)	910,186	6,621,856	37,479,706
Invesco Core Plus Bond Fund, Class R6	2.21%	20,459,261	482,596	(2,283,858)	427,169	(230,734)	482,574	2,047,170	18,854,434
Invesco Dynamic Credit Opportunity Fund, Class R6	0.06%	—	542,456	—	4,470	—	13,935	50,972	546,926
Invesco Emerging Markets Sovereign Debt ETF	0.17%	2,454,468	—	(1,032,021)	72,295	(70,383)	63,318	69,719	1,424,359
Invesco Equal Weight 0-30 Year Treasury ETF	—	10,566,811	—	(10,570,426)	1,794,601	(1,790,986)	98,303	—	—
Invesco Floating Rate ESG Fund, Class R6	0.45%	5,344,173	200,210	(1,589,128)	(42,540)	(89,718)	200,198	583,664	3,822,997
Invesco High Yield Fund, Class R6	0.67%	5,428,639	287,001	—	4,707	—	191,007	1,615,917	5,720,347
Invesco Variable Rate Investment Grade ETF(b)	0.73%	9,218,485	—	(2,994,807)	(8,240)	(30,116)	194,520	246,919	6,185,322
Total Fixed Income Funds		96,200,849	4,571,547	(27,245,579)	2,780,503	(2,273,229)	2,154,041		74,034,091
International and Global Equity Funds–25.88%
Invesco EQV Emerging Markets All Cap Fund, Class R6	1.92%	14,255,168	340,792	—	1,772,197	—	—	449,181	16,368,157
Invesco Developing Markets Fund, Class R6	0.68%	11,632,339	—	(6,058,839)	(3,104,108)	3,293,977	—	136,314	5,763,369
Invesco Global Fund, Class R6	9.11%	71,230,691	5,738,113	(6,092,726)	6,763,360	(11,809)	—	744,130	77,627,629
Invesco Global Infrastructure Fund, Class R6	—	8,240,462	898,352	(8,421,459)	(1,063,007)	1,221,868	22,136	—	—
Invesco International Developed Dynamic Multifactor ETF	3.47%	26,110,206	1,919,955	(3,168,065)	4,719,493	36,952	389,597	1,070,034	29,618,541
Invesco International Small-Mid Company Fund, Class R6	5.02%	36,762,679	2,046,910	(2,926,511)	7,255,951	(335,806)	—	993,575	42,803,223
Invesco Oppenheimer International Growth Fund, Class R6	1.59%	11,252,103	738,134	—	1,576,669	—	—	381,200	13,566,906
Invesco RAFI Developed Markets ex-U.S. ETF	4.09%	30,437,111	2,493,709	(4,236,617)	5,876,809	329,381	707,288	607,809	34,900,393
Total International and Global Equity Funds		209,920,759	14,175,965	(30,904,217)	23,797,364	4,534,563	1,119,021		220,648,218
Money Market Funds–0.53%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(c)	0.18%	1,449,842	21,489,759	(21,351,382)	—	—	29,074	1,588,219	1,588,219
Invesco Treasury Portfolio, Institutional Class, 4.23%(c)	0.35%	2,779,139	39,909,551	(39,728,535)	—	—	55,338	2,960,155	2,960,155
Total Money Market Funds		4,228,981	61,399,310	(61,079,917)	—	—	84,412		4,548,374
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $659,904,045)	100.03%	820,485,745	268,404,392	(295,261,089)	53,068,067	6,904,712	5,358,628		852,725,611

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.03%
Invesco Private Government Fund, 4.34%(c)(d)	0.01%	341,531	58,503,636	(58,773,124)	—	—	25,770 (e)	72,043	72,043
Invesco Private Prime Fund, 4.49%(c)(d)	0.02%	889,956	150,353,966	(151,053,682)	19	(2,200)	69,322 (e)	188,003	188,059
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $260,083)	0.03%	1,231,487	208,857,602	(209,826,806)	19	(2,200)	95,092		260,102
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $660,164,128)	100.06%	$821,717,232	$477,261,994	$(505,087,895)	$53,068,086	$6,902,512 (f)	$5,453,720		$852,985,713
OTHER ASSETS LESS LIABILITIES	(0.06)%								(481,030)
NET ASSETS	100.00%								$852,504,683
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Select Risk: High Growth Investor Fund

Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at June 30, 2025.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
(e)
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Global Infrastructure Fund	$876,216
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Select Risk: High Growth Investor Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $660,164,128)*	$852,985,713
Cash	10,000
Receivable for:
Dividends - affiliated underlying funds	301,840
Fund shares sold	465,011
Investment for trustee deferred compensation and retirement plans	52,496
Other assets	91,644
Total assets	853,906,704
Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	291,267
Fund shares reacquired	389,543
Collateral upon return of securities loaned	260,083
Accrued fees to affiliates	337,047
Accrued trustees’ and officers’ fees and benefits	4,271
Accrued other operating expenses	67,314
Trustee deferred compensation and retirement plans	52,496
Total liabilities	1,402,021
Net assets applicable to shares outstanding	$852,504,683
Net assets consist of:
Shares of beneficial interest	$628,767,753
Distributable earnings	223,736,930
$852,504,683
Net Assets:
Class A	$669,074,111
Class C	$65,598,543
Class R	$104,409,103
Class Y	$13,011,288
Class R5	$9,237
Class R6	$402,401
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	43,658,463
Class C	4,505,074
Class R	6,831,086
Class Y	840,061
Class R5	602
Class R6	26,243
Class A:
Net asset value per share	$15.33
Maximum offering price per share (Net asset value of $15.33 ÷ 94.50%)	$16.22
Class C:
Net asset value and offering price per share	$14.56
Class R:
Net asset value and offering price per share	$15.28
Class Y:
Net asset value and offering price per share	$15.49
Class R5:
Net asset value and offering price per share	$15.34
Class R6:
Net asset value and offering price per share	$15.33

*	At June 30, 2025, security with a value of $253,005 was on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Select Risk: High Growth Investor Fund

Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $16,124)	$5,374,752
Interest	3,901
Total investment income	5,378,653
Expenses:
Distribution fees:
Class A	766,108
Class C	319,913
Class R	240,151
Transfer agent fees— A, C, R and Y	407,617
Transfer agent fees — R5	2
Transfer agent fees — R6	60
Trustees’ and officers’ fees and benefits	10,591
Registration and filing fees	49,904
Reports to shareholders	22,295
Professional services fees	18,771
Other	(6,122)
Total expenses	1,829,290
Less: Expense offset arrangement(s)	(24,274)
Net expenses	1,805,016
Net investment income	3,573,637
Realized and unrealized gain from:
Net realized gain from:
Affiliated underlying fund shares	6,026,296
Capital gain distributions from affiliated underlying fund shares	876,216
6,902,512
Change in net unrealized appreciation of:
Affiliated underlying fund shares	53,068,086
Foreign currencies	5
53,068,091
Net realized and unrealized gain	59,970,603
Net increase in net assets resulting from operations	$63,544,240
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Select Risk: High Growth Investor Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$3,573,637	$12,018,387
Net realized gain	6,902,512	47,860,154
Change in net unrealized appreciation	53,068,091	21,831,340
Net increase in net assets resulting from operations	63,544,240	81,709,881
Distributions to shareholders from distributable earnings:
Class A	—	(35,006,589)
Class C	—	(3,296,655)
Class R	—	(4,958,958)
Class Y	—	(855,229)
Class R5	—	(520)
Class R6	—	(35,929)
Total distributions from distributable earnings	—	(44,153,880)
Share transactions–net:
Class A	(24,032,530)	(11,709,730)
Class C	(5,099,383)	(8,515,332)
Class R	1,000,612	6,216,558
Class Y	(3,196,136)	64,901
Class R5	—	(21,141)
Class R6	(59,161)	237,600
Net increase (decrease) in net assets resulting from share transactions	(31,386,598)	(13,727,144)
Net increase in net assets	32,157,642	23,828,857
Net assets:
Beginning of period	820,347,041	796,518,184
End of period	$852,504,683	$820,347,041
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Select Risk: High Growth Investor Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Class A
Six months ended 06/30/25	$14.19	$0.07	$1.07	$1.14	$—	$—	$—	$15.33	8.03%	$669,074	0.35%(e)(f)	0.36%(e)(f)	0.98%(e)(f)	25%
Year ended 12/31/24	13.56	0.22	1.23	1.45	(0.30)	(0.52)	(0.82)	14.19	10.68 (f)	643,128	0.38 (f)	0.39 (f)	1.56 (f)	41
Year ended 12/31/23	12.14	0.19	1.57	1.76	(0.14)	(0.20)	(0.34)	13.56	14.60 (f)	625,248	0.37 (f)	0.37 (f)	1.51 (f)	25
Year ended 12/31/22	16.11	0.14	(3.29)	(3.15)	(0.15)	(0.67)	(0.82)	12.14	(19.59)(f)	570,009	0.38 (f)	0.38 (f)	1.02 (f)	27
Year ended 12/31/21	15.01	0.10	2.14	2.24	(0.28)	(0.86)	(1.14)	16.11	15.06 (f)	736,134	0.39 (f)	0.39 (f)	0.62 (f)	17
Year ended 12/31/20	15.84	0.09	2.01	2.10	(0.10)	(2.83)	(2.93)	15.01	13.52 (f)	702,842	0.42 (f)	0.42 (f)	0.62 (f)	70
Class C
Six months ended 06/30/25	13.53	0.01	1.02	1.03	—	—	—	14.56	7.61	65,599	1.11 (e)	1.12 (e)	0.22 (e)	25
Year ended 12/31/24	12.96	0.11	1.17	1.28	(0.19)	(0.52)	(0.71)	13.53	9.85	65,904	1.14	1.15	0.80	41
Year ended 12/31/23	11.62	0.09	1.49	1.58	(0.04)	(0.20)	(0.24)	12.96	13.69	71,198	1.13	1.13	0.75	25
Year ended 12/31/22	15.45	0.03	(3.15)	(3.12)	(0.04)	(0.67)	(0.71)	11.62	(20.19)	73,397	1.14	1.14	0.26	27
Year ended 12/31/21	14.43	(0.02)	2.05	2.03	(0.15)	(0.86)	(1.01)	15.45	14.22	104,723	1.15	1.15	(0.14)	17
Year ended 12/31/20	15.37	(0.02)	1.93	1.91	(0.02)	(2.83)	(2.85)	14.43	12.66	104,858	1.18	1.18	(0.14)	70
Class R
Six months ended 06/30/25	14.16	0.05	1.07	1.12	—	—	—	15.28	7.91	104,409	0.61 (e)	0.62 (e)	0.72 (e)	25
Year ended 12/31/24	13.54	0.19	1.21	1.40	(0.26)	(0.52)	(0.78)	14.16	10.34	95,723	0.64	0.65	1.30	41
Year ended 12/31/23	12.12	0.16	1.57	1.73	(0.11)	(0.20)	(0.31)	13.54	14.34	85,557	0.63	0.63	1.25	25
Year ended 12/31/22	16.09	0.10	(3.29)	(3.19)	(0.11)	(0.67)	(0.78)	12.12	(19.83)	72,465	0.64	0.64	0.76	27
Year ended 12/31/21	14.99	0.06	2.13	2.19	(0.23)	(0.86)	(1.09)	16.09	14.79	87,346	0.65	0.65	0.36	17
Year ended 12/31/20	15.83	0.05	2.00	2.05	(0.06)	(2.83)	(2.89)	14.99	13.22	78,109	0.68	0.68	0.36	70
Class Y
Six months ended 06/30/25	14.32	0.09	1.08	1.17	—	—	—	15.49	8.17	13,011	0.11 (e)	0.12 (e)	1.22 (e)	25
Year ended 12/31/24	13.68	0.26	1.24	1.50	(0.34)	(0.52)	(0.86)	14.32	10.92	15,150	0.14	0.15	1.80	41
Year ended 12/31/23	12.24	0.23	1.59	1.82	(0.18)	(0.20)	(0.38)	13.68	14.91	14,276	0.13	0.13	1.75	25
Year ended 12/31/22	16.24	0.17	(3.32)	(3.15)	(0.18)	(0.67)	(0.85)	12.24	(19.42)	12,716	0.14	0.14	1.26	27
Year ended 12/31/21	15.12	0.14	2.16	2.30	(0.32)	(0.86)	(1.18)	16.24	15.37	12,553	0.15	0.15	0.86	17
Year ended 12/31/20	15.93	0.13	2.03	2.16	(0.14)	(2.83)	(2.97)	15.12	13.82	12,904	0.18	0.18	0.86	70
Class R5
Six months ended 06/30/25	14.18	0.09	1.07	1.16	—	—	—	15.34	8.18	9	0.06 (e)	0.06 (e)	1.27 (e)	25
Year ended 12/31/24	13.55	0.27	1.23	1.50	(0.35)	(0.52)	(0.87)	14.18	11.03	9	0.07	0.07	1.87	41
Year ended 12/31/23	12.12	0.23	1.59	1.82	(0.19)	(0.20)	(0.39)	13.55	15.07	29	0.05	0.05	1.83	25
Year ended 12/31/22	16.09	0.17	(3.28)	(3.11)	(0.19)	(0.67)	(0.86)	12.12	(19.38)	7	0.11	0.11	1.29	27
Year ended 12/31/21	14.99	0.16	2.13	2.29	(0.33)	(0.86)	(1.19)	16.09	15.48	10	0.06	0.06	0.95	17
Year ended 12/31/20	15.82	0.14	2.01	2.15	(0.15)	(2.83)	(2.98)	14.99	13.83	9	0.14	0.14	0.90	70
Class R6
Six months ended 06/30/25	14.17	0.09	1.07	1.16	—	—	—	15.33	8.19	402	0.06 (e)	0.06 (e)	1.27 (e)	25
Year ended 12/31/24	13.54	0.27	1.23	1.50	(0.35)	(0.52)	(0.87)	14.17	11.05	433	0.06	0.06	1.88	41
Year ended 12/31/23	12.12	0.24	1.57	1.81	(0.19)	(0.20)	(0.39)	13.54	14.99	209	0.05	0.05	1.83	25
Year ended 12/31/22	16.09	0.19	(3.30)	(3.11)	(0.19)	(0.67)	(0.86)	12.12	(19.38)	15	0.10	0.11	1.30	27
Year ended 12/31/21	14.99	0.16	2.13	2.29	(0.33)	(0.86)	(1.19)	16.09	15.48	359	0.06	0.06	0.95	17
Year ended 12/31/20	15.82	0.14	2.01	2.15	(0.15)	(2.83)	(2.98)	14.99	13.87	9	0.10	0.14	0.94	70

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.
Estimated acquired fund fees from underlying funds was 0.53%, 0.53%, 0.53%, 0.55%, 0.55% and 0.64% for the six months ended June 30, 2025 and the years ended
December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
June 30, 2025 and the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Select Risk: High Growth Investor Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Select Risk: High Growth Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund is a “fund of funds”, in that it invests in other mutual funds advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds ("ETFs") and other pooled investment vehicles advised by Invesco Capital Management LLC (“Invesco Capital”) or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers (“underlying funds”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
8
Invesco Select Risk: High Growth Investor Fund

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
I.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds
9
Invesco Select Risk: High Growth Investor Fund

(collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser $586 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
J.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.
Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede an underlying Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets,
10
Invesco Select Risk: High Growth Investor Fund

restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through at least April 30, 2026, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.45%, 1.20%, 0.70%, 0.20%, 0.20%, and 0.20%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the expense reimbursement agreement, it will terminate on April 30, 2026. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees. The Adviser did not reimburse expenses during the period under the expense limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2025, IDI advised the Fund that IDI retained $59,986 in front-end sales commissions from the sale of Class A shares and $1,843 and $1,322 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
11
Invesco Select Risk: High Growth Investor Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$848,177,237	$—	$—	$848,177,237
Money Market Funds	4,548,374	260,102	—	4,808,476
Total Investments	$852,725,611	$260,102	$—	$852,985,713
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $24,274.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $207,005,082 and $234,181,172, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$190,695,034
Aggregate unrealized (depreciation) of investments	(209,600)
Net unrealized appreciation of investments	$190,485,434
Cost of investments for tax purposes is $662,500,279.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	2,068,934	$29,588,876	3,871,024	$55,885,182
Class C	482,282	6,576,018	824,232	11,246,820
Class R	645,131	9,185,861	1,061,837	15,203,269
Class Y	98,466	1,427,586	421,971	6,092,970
Class R6	22,006	311,531	26,959	406,389
Issued as reinvestment of dividends:
Class A	-	-	2,431,171	34,425,361
Class C	-	-	243,287	3,286,805
Class R	-	-	350,077	4,950,091
Class Y	-	-	56,074	801,295
Class R6	-	-	2,498	35,325
12
Invesco Select Risk: High Growth Investor Fund

Summary of Share Activity
	Six months ended June 30, 2025		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Automatic conversion of Class C shares to Class A shares:
Class A	255,925	$3,688,223	605,498	$8,677,540
Class C	(268,858)	(3,688,223)	(635,333)	(8,677,540)
Reacquired:
Class A	(4,003,778)	(57,309,629)	(7,684,026)	(110,697,813)
Class C	(579,731)	(7,987,178)	(1,053,552)	(14,371,417)
Class R	(571,873)	(8,185,249)	(972,549)	(13,936,802)
Class Y	(316,437)	(4,623,722)	(463,695)	(6,829,364)
Class R5	-	-	(1,573)	(21,141)
Class R6	(26,326)	(370,692)	(14,365)	(204,114)
Net increase (decrease) in share activity	(2,194,259)	$(31,386,598)	(930,465)	$(13,727,144)
13
Invesco Select Risk: High Growth Investor Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: High Growth Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
 The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Select Risk: High Growth Investor Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund underwent a change in investment process in portfolio management and investment process in 2024. The Board considered that the Fund’s asset allocation achieved through investing in underlying affiliated funds, including its exposure to certain equity investing styles as well as overweight
14
Invesco Select Risk: High Growth Investor Fund

allocations to alternative and fixed income asset classes, negatively impacted Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.
D.
Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and  investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated exchange-traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange-traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange-traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The
Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
15
Invesco Select Risk: High Growth Investor Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco Select Risk: High Growth Investor Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
O-OPSGI-NCSRS

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco Select Risk: Moderate Investor Fund
Nasdaq:
A: OAMIX ■ C: OCMIX ■ R: ONMIX ■ S: PXMSX ■ Y: OYMIX ■ R5: PXMQX ■ R6: PXMMX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
June 30, 2025
(Unaudited)
Invesco Select Risk: Moderate Investor Fund
Schedule of Investments in Affiliated Issuers–100.08%(a)
	% of Net Assets 06/30/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/25	Value 06/30/25
Alternative Funds–6.69%
Invesco Global Real Estate Income Fund, Class R6	2.51%	$42,798,623	$1,465,285	$—	$1,331,503	$—	$762,861	5,615,198	$45,595,411
Invesco Macro Allocation Strategy Fund, Class R6	—	44,495,890	389,398	(45,306,138)	6,687,240	(6,266,390)	389,398	—	—
Invesco Managed Futures Strategy ETF	4.18%	—	76,501,308	—	(430,997)	—	—	1,744,928	76,070,311
Total Alternative Funds		87,294,513	78,355,991	(45,306,138)	7,587,746	(6,266,390)	1,152,259		121,665,722
Domestic Equity Funds–43.67%
Invesco Discovery Mid Cap Growth Fund, Class R6	5.25%	82,860,728	14,020,478	(7,021,831)	5,711,244	(58,065)	—	2,663,485	95,512,554
Invesco Main Street Small Cap Fund, Class R6	5.00%	79,021,557	9,726,890	—	2,240,024	—	—	4,027,821	90,988,471
Invesco NASDAQ 100 ETF(b)	9.78%	143,736,508	38,070,662	(19,631,922)	13,948,776	1,714,807	471,026	783,086	177,838,831
Invesco Russell 1000® Dynamic Multifactor ETF	11.06%	198,255,552	26,569,479	(38,984,605)	11,292,573	3,920,138	719,319	3,479,632	201,053,137
Invesco S&P 500 Revenue ETF	8.64%	—	153,574,641	—	3,493,816	—	1,046,283	1,506,074	157,068,457
Invesco S&P 500® Pure Value ETF	—	126,766,971	—	(130,740,314)	(13,458,845)	17,432,188	—	—	—
Invesco S&P 500® Top 50 ETF	—	—	30,109,140	(25,382,103)	—	(4,727,037)	53,584	—	—
Invesco Value Opportunities Fund, Class R6	3.94%	66,835,368	8,239,973	(7,208,783)	3,652,564	146,922	—	3,154,315	71,666,044
Total Domestic Equity Funds		697,476,684	280,311,263	(228,969,558)	26,880,152	18,428,953	2,290,212		794,127,494
Fixed Income Funds–31.38%
Invesco Core Bond Fund, Class R6	14.90%	303,099,659	12,591,141	(48,123,598)	3,669,342	(273,355)	6,548,159	47,873,355	270,963,189
Invesco Core Plus Bond Fund, Class R6	7.94%	147,923,120	7,125,291	(12,267,643)	4,872,865	(3,187,517)	3,546,391	15,685,789	144,466,116
Invesco Dynamic Credit Opportunity Fund, Class R6	0.24%	—	4,292,916	—	35,380	—	68,657	403,383	4,328,296
Invesco Emerging Markets Sovereign Debt ETF	0.58%	17,648,144	—	(7,159,766)	520,630	(488,293)	459,715	514,964	10,520,715
Invesco Equal Weight 0-30 Year Treasury ETF	1.22%	78,949,224	—	(57,153,367)	15,954,927	(15,509,891)	938,399	809,643	22,240,893
Invesco Floating Rate ESG Fund, Class R6	1.59%	37,635,319	1,417,406	(9,358,447)	(413,717)	(420,654)	1,417,319	4,406,093	28,859,907
Invesco High Yield Fund, Class R6	2.35%	38,149,540	7,336,048	(2,970,502)	226,700	27,002	1,336,119	12,081,578	42,768,788
Invesco Variable Rate Investment Grade ETF	2.56%	65,335,718	—	(18,624,733)	(401,913)	156,975	1,404,473	1,854,932	46,466,047
Total Fixed Income Funds		688,740,724	32,762,802	(155,658,056)	24,464,214	(19,695,733)	15,719,232		570,613,951
International and Global Equity Funds–17.90%
Invesco EQV Emerging Markets All Cap Fund, Class R6	1.34%	19,963,476	1,713,130	—	2,694,988	—	—	668,814	24,371,594
Invesco Developing Markets Fund, Class R6	0.47%	17,638,097	—	(9,460,305)	(1,588,711)	1,924,689	—	201,366	8,513,770
Invesco Global Fund, Class R6	6.27%	103,790,468	9,242,966	(8,941,982)	10,039,140	(126,996)	—	1,092,826	114,003,596
Invesco Global Infrastructure Fund, Class R6	—	18,577,657	1,940,472	(18,985,178)	(2,524,778)	2,884,483	47,816	—	—
Invesco International Developed Dynamic Multifactor ETF	2.46%	38,561,016	1,959,613	(2,732,826)	6,990,605	27,263	591,916	1,618,702	44,805,671
Invesco International Small-Mid Company Fund, Class R6	3.46%	52,016,973	2,768,867	(1,915,325)	10,230,510	(228,333)	—	1,459,441	62,872,692
Invesco Oppenheimer International Growth Fund, Class R6	1.11%	17,061,554	720,029	—	2,323,775	—	—	564,916	20,105,358
Invesco RAFI Developed Markets ex-U.S. ETF	2.79%	44,436,844	3,618,157	(6,315,291)	8,541,160	481,396	1,039,739	884,052	50,762,266
Total International and Global Equity Funds		312,046,085	21,963,234	(48,350,907)	36,706,689	4,962,502	1,679,471		325,434,947
Money Market Funds–0.44%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(c)	0.16%	1,967,632	70,278,900	(69,323,359)	—	—	81,248	2,923,173	2,923,173
Invesco Treasury Portfolio, Institutional Class, 4.23%(c)	0.28%	3,294,602	130,517,956	(128,617,530)	—	—	144,149	5,195,028	5,195,028
Total Money Market Funds		5,262,234	200,796,856	(197,940,889)	—	—	225,397		8,118,201
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,552,489,625)	100.08%	1,790,820,240	614,190,146	(676,225,548)	95,638,801	(2,570,668)	21,066,571		1,819,960,315
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.08%(a)
	% of Net Assets 06/30/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/25	Value 06/30/25

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.07%
Invesco Private Government Fund, 4.34%(c)(d)	0.02%	$88,780	$123,619,838	$(123,383,832)	$—	$—	$41,348 (e)	324,786	$324,786
Invesco Private Prime Fund, 4.49%(c)(d)	0.05%	227,477	235,399,246	(234,730,526)	—	(1,184)	98,219 (e)	894,745	895,013
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,219,799)	0.07%	316,257	359,019,084	(358,114,358)	—	(1,184)	139,567		1,219,799
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,553,709,424)	100.15%	$1,791,136,497	$973,209,230	$(1,034,339,906)	$95,638,801	$(2,571,852)	$21,206,138		$1,821,180,114
OTHER ASSETS LESS LIABILITIES	(0.15)%								(2,779,469)
NET ASSETS	100.00%								$1,818,400,645
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at June 30, 2025.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
(e)
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Fund Name	Capital Gain
Invesco Global Infrastructure Fund	$1,892,656
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Select Risk: Moderate Investor Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $1,553,709,424)*	$1,821,180,114
Cash	10,000
Receivable for:
Fund shares sold	1,082,099
Dividends - affiliated underlying funds	2,143,729
Investment for trustee deferred compensation and retirement plans	185,055
Other assets	112,071
Total assets	1,824,713,068
Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	2,164,667
Fund shares reacquired	1,873,109
Collateral upon return of securities loaned	1,219,799
Accrued fees to affiliates	787,811
Accrued trustees’ and officers’ fees and benefits	8,688
Accrued other operating expenses	64,780
Trustee deferred compensation and retirement plans	193,569
Total liabilities	6,312,423
Net assets applicable to shares outstanding	$1,818,400,645
Net assets consist of:
Shares of beneficial interest	$1,511,761,326
Distributable earnings	306,639,319
$1,818,400,645
Net Assets:
Class A	$1,480,758,634
Class C	$129,345,436
Class R	$159,924,717
Class S	$18,545,593
Class Y	$25,874,080
Class R5	$373,497
Class R6	$3,578,688
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	125,160,482
Class C	11,270,540
Class R	13,661,523
Class S	1,565,810
Class Y	2,165,156
Class R5	31,546
Class R6	302,143
Class A:
Net asset value per share	$11.83
Maximum offering price per share (Net asset value of $11.83 ÷ 94.50%)	$12.52
Class C:
Net asset value and offering price per share	$11.48
Class R:
Net asset value and offering price per share	$11.71
Class S:
Net asset value and offering price per share	$11.84
Class Y:
Net asset value and offering price per share	$11.95
Class R5:
Net asset value and offering price per share	$11.84
Class R6:
Net asset value and offering price per share	$11.84

*	At June 30, 2025, security with a value of $1,203,630 was on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Select Risk: Moderate Investor Fund

Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $16,420)	$21,082,991
Interest	10,145
Total investment income	21,093,136
Expenses:
Custodian fees	2,088
Distribution fees:
Class A	1,685,583
Class C	641,131
Class R	383,231
Class S	13,397
Transfer agent fees— A, C, R, S and Y	873,090
Transfer agent fees — R5	171
Transfer agent fees — R6	413
Trustees’ and officers’ fees and benefits	12,806
Registration and filing fees	64,350
Reports to shareholders	46,184
Professional services fees	20,472
Other	17,906
Total expenses	3,760,822
Less: Expense offset arrangement(s)	(41,048)
Net expenses	3,719,774
Net investment income	17,373,362
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated underlying fund shares	(4,464,508)
Capital gain distributions from affiliated underlying fund shares	1,892,656
(2,571,852)
Change in net unrealized appreciation of:
Affiliated underlying fund shares	95,638,801
Foreign currencies	4
95,638,805
Net realized and unrealized gain	93,066,953
Net increase in net assets resulting from operations	$110,440,315
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Select Risk: Moderate Investor Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$17,373,362	$44,925,722
Net realized gain (loss)	(2,571,852)	54,207,699
Change in net unrealized appreciation	95,638,805	44,105,817
Net increase in net assets resulting from operations	110,440,315	143,239,238
Distributions to shareholders from distributable earnings:
Class A	—	(49,759,864)
Class C	—	(3,627,901)
Class R	—	(4,927,673)
Class S	—	(639,537)
Class Y	—	(947,962)
Class R5	—	(12,170)
Class R6	—	(103,752)
Total distributions from distributable earnings	—	(60,018,859)
Share transactions–net:
Class A	(63,934,685)	(70,685,213)
Class C	(11,152,940)	(26,537,592)
Class R	(5,198,791)	1,732,189
Class S	(867,912)	(2,517,772)
Class Y	(2,013,733)	(10,460)
Class R5	17,442	(1,049,657)
Class R6	671,248	(20,638)
Net increase (decrease) in net assets resulting from share transactions	(82,479,371)	(99,089,143)
Net increase (decrease) in net assets	27,960,944	(15,868,764)
Net assets:
Beginning of period	1,790,439,701	1,806,308,465
End of period	$1,818,400,645	$1,790,439,701
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Select Risk: Moderate Investor Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (d)
Class A
Six months ended 06/30/25	$11.11	$0.11	$0.61	$0.72	$—	$—	$—	$11.83	6.48%(e)	$1,480,759	0.36%(e)(f)	0.36%(e)(f)	2.05%(e)(f)	23%
Year ended 12/31/24	10.63	0.28	0.59	0.87	(0.39)	—	(0.39)	11.11	8.21 (e)	1,454,389	0.36 (e)	0.37 (e)	2.56 (e)	42
Year ended 12/31/23	9.58	0.24	0.93	1.17	(0.12)	—	(0.12)	10.63	12.24 (e)	1,457,946	0.37 (e)	0.37 (e)	2.42 (e)	28
Year ended 12/31/22	12.15	0.17	(2.32)	(2.15)	(0.16)	(0.26)	(0.42)	9.58	(17.73)(e)	1,393,169	0.37 (e)	0.37 (e)	1.58 (e)	22
Year ended 12/31/21	11.95	0.13	1.06	1.19	(0.26)	(0.73)	(0.99)	12.15	10.11 (e)	1,801,506	0.35 (e)	0.38 (e)	1.01 (e)	32
Year ended 12/31/20	11.96	0.16	1.14	1.30	(0.18)	(1.13)	(1.31)	11.95	11.67 (e)	1,851,149	0.31 (e)	0.38 (e)	1.42 (e)	88
Class C
Six months ended 06/30/25	10.82	0.07	0.59	0.66	—	—	—	11.48	6.10	129,345	1.12 (f)	1.12 (f)	1.29 (f)	23
Year ended 12/31/24	10.35	0.19	0.58	0.77	(0.30)	—	(0.30)	10.82	7.46	132,972	1.12	1.13	1.80	42
Year ended 12/31/23	9.33	0.16	0.90	1.06	(0.04)	—	(0.04)	10.35	11.37	152,483	1.13	1.13	1.66	28
Year ended 12/31/22	11.84	0.08	(2.25)	(2.17)	(0.08)	(0.26)	(0.34)	9.33	(18.38)	162,701	1.13	1.13	0.82	22
Year ended 12/31/21	11.66	0.03	1.04	1.07	(0.16)	(0.73)	(0.89)	11.84	9.33	233,536	1.11	1.14	0.25	32
Year ended 12/31/20	11.72	0.07	1.09	1.16	(0.09)	(1.13)	(1.22)	11.66	10.70	250,605	1.08	1.15	0.65	88
Class R
Six months ended 06/30/25	11.01	0.10	0.60	0.70	—	—	—	11.71	6.36	159,925	0.62 (f)	0.62 (f)	1.79 (f)	23
Year ended 12/31/24	10.53	0.25	0.59	0.84	(0.36)	—	(0.36)	11.01	8.01	155,538	0.62	0.63	2.30	42
Year ended 12/31/23	9.50	0.22	0.90	1.12	(0.09)	—	(0.09)	10.53	11.84	147,026	0.63	0.63	2.16	28
Year ended 12/31/22	12.05	0.14	(2.30)	(2.16)	(0.13)	(0.26)	(0.39)	9.50	(17.94)	135,035	0.63	0.63	1.32	22
Year ended 12/31/21	11.85	0.09	1.07	1.16	(0.23)	(0.73)	(0.96)	12.05	9.92	161,076	0.61	0.64	0.75	32
Year ended 12/31/20	11.88	0.13	1.12	1.25	(0.15)	(1.13)	(1.28)	11.85	11.32	153,448	0.58	0.65	1.15	88
Class S
Six months ended 06/30/25	11.12	0.12	0.60	0.72	—	—	—	11.84	6.47	18,546	0.27 (f)	0.27 (f)	2.14 (f)	23
Year ended 12/31/24	10.63	0.29	0.60	0.89	(0.40)	—	(0.40)	11.12	8.41	18,276	0.27	0.28	2.65	42
Year ended 12/31/23	9.59	0.25	0.92	1.17	(0.13)	—	(0.13)	10.63	12.22	19,864	0.28	0.28	2.51	28
Year ended 12/31/22	12.16	0.18	(2.32)	(2.14)	(0.17)	(0.26)	(0.43)	9.59	(17.64)	19,994	0.28	0.28	1.67	22
Year ended 12/31/21	11.96	0.14	1.07	1.21	(0.28)	(0.73)	(1.01)	12.16	10.22	26,025	0.26	0.29	1.10	32
Period ended 12/31/20(g)	10.46	0.11	2.38	2.49	(0.19)	(0.80)	(0.99)	11.96	23.86	26,339	0.23 (f)	0.30 (f)	1.50 (f)	88
Class Y
Six months ended 06/30/25	11.21	0.13	0.61	0.74	—	—	—	11.95	6.60	25,874	0.12 (f)	0.12 (f)	2.29 (f)	23
Year ended 12/31/24	10.72	0.31	0.60	0.91	(0.42)	—	(0.42)	11.21	8.50	26,230	0.12	0.13	2.80	42
Year ended 12/31/23	9.66	0.27	0.94	1.21	(0.15)	—	(0.15)	10.72	12.51	25,052	0.13	0.13	2.66	28
Year ended 12/31/22	12.25	0.19	(2.34)	(2.15)	(0.18)	(0.26)	(0.44)	9.66	(17.54)	25,613	0.13	0.13	1.82	22
Year ended 12/31/21	12.04	0.16	1.08	1.24	(0.30)	(0.73)	(1.03)	12.25	10.40	33,378	0.11	0.14	1.25	32
Year ended 12/31/20	12.03	0.19	1.15	1.34	(0.20)	(1.13)	(1.33)	12.04	11.97	29,097	0.08	0.15	1.65	88
Class R5
Six months ended 06/30/25	11.11	0.13	0.60	0.73	—	—	—	11.84	6.57	373	0.12 (f)	0.12 (f)	2.29 (f)	23
Year ended 12/31/24	10.62	0.31	0.60	0.91	(0.42)	—	(0.42)	11.11	8.58	333	0.12	0.12	2.80	42
Year ended 12/31/23	9.58	0.28	0.92	1.20	(0.16)	—	(0.16)	10.62	12.49	1,340	0.05	0.05	2.74	28
Year ended 12/31/22	12.15	0.20	(2.32)	(2.12)	(0.19)	(0.26)	(0.45)	9.58	(17.45)	9	0.05	0.05	1.90	22
Year ended 12/31/21	11.95	0.17	1.07	1.24	(0.31)	(0.73)	(1.04)	12.15	10.53	11	0.00	0.03	1.36	32
Year ended 12/31/20	11.95	0.20	1.14	1.34	(0.21)	(1.13)	(1.34)	11.95	12.04	11	0.00	0.07	1.73	88
Class R6
Six months ended 06/30/25	11.11	0.13	0.60	0.73	—	—	—	11.84	6.57	3,579	0.05 (f)	0.05 (f)	2.36 (f)	23
Year ended 12/31/24	10.62	0.32	0.60	0.92	(0.43)	—	(0.43)	11.11	8.66	2,701	0.05	0.05	2.87	42
Year ended 12/31/23	9.58	0.28	0.92	1.20	(0.16)	—	(0.16)	10.62	12.49	2,597	0.05	0.05	2.74	28
Year ended 12/31/22	12.15	0.20	(2.32)	(2.12)	(0.19)	(0.26)	(0.45)	9.58	(17.45)	2,061	0.05	0.05	1.90	22
Year ended 12/31/21	11.95	0.17	1.07	1.24	(0.31)	(0.73)	(1.04)	12.15	10.53	2,767	0.00	0.03	1.36	32
Year ended 12/31/20	11.95	0.20	1.14	1.34	(0.21)	(1.13)	(1.34)	11.95	12.04	2,147	(0.01)	0.06	1.74	88

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.
Estimated acquired fund fees from underlying funds were 0.50%, 0.50%, 0.51%, 0.52%, 0.52% and 0.58% for the six months ended June 30, 2025 and the years ended
December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(d)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $597,759,006 in connection with the acquisition of Invesco Moderate Allocation Fund into the Fund.

(e)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24%, 0.24%, 0.24%, 0.24%,
0.24% and 0.23% for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(f)	Annualized.
(g)	Commencement date of May 15, 2020.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Select Risk: Moderate Investor Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Select Risk: Moderate Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund is a “fund of funds”, in that it invests in other mutual funds advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds ("ETFs") and other pooled investment vehicles advised by Invesco Capital Management LLC (“Invesco Capital”) or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers (“underlying funds”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
8
Invesco Select Risk: Moderate Investor Fund

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
I.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds
9
Invesco Select Risk: Moderate Investor Fund

(collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
J.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.
Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede an underlying Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets,
10
Invesco Select Risk: Moderate Investor Fund

restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through at least April 30, 2026, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S and Class Y, Class R5 and Class R6 shares to 0.47%, 1.22%, 0.72%, 0.37% 0.22%, 0.22%, and 0.22%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the expense reimbursement agreement, it will terminate on April 30, 2026. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees. The Adviser did not reimburse expenses during the period under the expense limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C, Class R and Class S Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2025, IDI advised the Fund that IDI retained $88,195 in front-end sales commissions from the sale of Class A shares and $7,854 and $1,263 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
11
Invesco Select Risk: Moderate Investor Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,811,842,114	$—	$—	$1,811,842,114
Money Market Funds	8,118,201	1,219,799	—	9,338,000
Total Investments	$1,819,960,315	$1,219,799	$—	$1,821,180,114
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $41,048.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $413,393,290 and $478,284,659, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$277,332,193
Aggregate unrealized (depreciation) of investments	(19,850,287)
Net unrealized appreciation of investments	$257,481,906
Cost of investments for tax purposes is $1,563,698,208.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	5,456,996	$61,175,838	11,984,685	$133,616,073
Class C	968,779	10,580,479	2,066,888	22,310,891
Class R	1,151,578	12,765,635	2,212,025	24,311,484
Class S	8,645	96,392	29,474	327,203
Class Y	256,378	2,908,937	675,272	7,596,473
Class R5	1,624	18,441	4,471	49,226
Class R6	62,705	714,509	19,242	217,408
12
Invesco Select Risk: Moderate Investor Fund

	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	-	$-	4,328,961	$48,008,192
Class C	-	-	333,352	3,600,204
Class R	-	-	446,885	4,911,275
Class S	-	-	57,567	638,457
Class Y	-	-	74,435	832,931
Class R5	-	-	1,063	11,791
Class R6	-	-	9,132	101,279
Automatic conversion of Class C shares to Class A shares:
Class A	830,544	9,390,701	1,680,153	18,710,995
Class C	(854,978)	(9,390,701)	(1,730,808)	(18,710,995)
Reacquired:
Class A	(12,001,568)	(134,501,224)	(24,329,805)	(271,020,473)
Class C	(1,131,888)	(12,342,718)	(3,113,805)	(33,737,692)
Class R	(1,616,124)	(17,964,426)	(2,495,219)	(27,490,570)
Class S	(86,313)	(964,304)	(311,946)	(3,483,432)
Class Y	(431,031)	(4,922,670)	(747,916)	(8,439,864)
Class R5	(90)	(999)	(101,750)	(1,110,674)
Class R6	(3,736)	(43,261)	(29,687)	(339,325)
Net increase (decrease) in share activity	(7,388,479)	$(82,479,371)	(8,937,331)	$(99,089,143)

(a)
There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 10% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

13
Invesco Select Risk: Moderate Investor Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: Moderate Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Select Risk: Moderate Investor Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund underwent a change in portfolio management and investment process in 2024. The Board considered that the Fund’s asset allocation achieved through investing in underlying affiliated funds, including its exposure to certain equity investing styles as well as to certain segments of the fixed income asset class,
14
Invesco Select Risk: Moderate Investor Fund

negatively impacted Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.
D.
Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated exchange-traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange-traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange-traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
15
Invesco Select Risk: Moderate Investor Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco Select Risk: Moderate Investor Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
O-OPSMI-NCSRS

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco Select Risk: Moderately Conservative Investor Fund
Nasdaq:
A: CAAMX ■ C: CACMX ■ R: CMARX ■ S: CMASX ■ Y: CAAYX ■ R5: CMAIX ■ R6: CNSSX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
June 30, 2025
(Unaudited)
Invesco Select Risk: Moderately Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–100.07%(a)
	% of Net Assets 06/30/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/25	Value 06/30/25
Alternative Funds–6.61%
Invesco Global Real Estate Income Fund, Class R6	2.49%	$6,582,713	$270,324	$(357,337)	$225,465	$(26,432)	$113,402	824,475	$6,694,733
Invesco Macro Allocation Strategy Fund, Class R6	—	6,760,190	58,130	(6,883,162)	1,062,935	(998,093)	58,130	—	—
Invesco Managed Futures Strategy ETF	4.12%	—	11,108,010	—	(62,581)	—	—	253,364	11,045,429
Total Alternative Funds		13,342,903	11,436,464	(7,240,499)	1,225,819	(1,024,525)	171,532		17,740,162
Domestic Equity Funds–29.05%
Invesco Discovery Mid Cap Growth Fund, Class R6	3.40%	7,511,745	2,300,748	(1,335,440)	641,424	14,960	—	254,697	9,133,437
Invesco Main Street Small Cap Fund, Class R6	3.25%	7,307,452	1,629,173	(546,036)	342,986	(19,489)	—	385,750	8,714,086
Invesco NASDAQ 100 ETF(b)	6.81%	13,574,656	5,943,131	(2,951,746)	1,517,021	174,188	46,594	80,393	18,257,250
Invesco Russell 1000® Dynamic Multifactor ETF	6.86%	18,499,263	3,074,784	(4,598,791)	425,566	997,948	67,436	318,428	18,398,770
Invesco S&P 500 Revenue ETF	6.03%	—	16,451,344	(672,803)	409,550	(3,117)	102,338	155,192	16,184,974
Invesco S&P 500® Pure Value ETF	—	11,480,305	—	(11,840,140)	(3,446,583)	3,806,418	—	—	—
Invesco S&P 500® Top 50 ETF	—	—	2,811,973	(2,370,502)	—	(441,471)	5,004	—	—
Invesco Value Opportunities Fund, Class R6	2.70%	6,060,239	1,169,605	(433,955)	467,792	(19,653)	—	318,839	7,244,028
Total Domestic Equity Funds		64,433,660	33,380,758	(24,749,413)	357,756	4,509,784	221,372		77,932,545
Fixed Income Funds–51.80%
Invesco Core Bond Fund, Class R6	24.41%	70,561,076	3,306,154	(9,181,622)	853,591	(38,631)	1,545,620	11,572,538	65,500,568
Invesco Core Plus Bond Fund, Class R6	12.99%	34,477,963	2,073,285	(2,118,177)	676,719	(267,453)	839,928	3,783,098	34,842,337
Invesco Dynamic Credit Opportunity Fund, Class R6	0.39%	—	1,040,694	—	8,577	—	26,734	97,789	1,049,271
Invesco Emerging Markets Sovereign Debt ETF	0.94%	4,054,497	—	(1,553,715)	119,923	(96,825)	106,594	123,538	2,523,880
Invesco Equal Weight 0-30 Year Treasury ETF	2.41%	18,636,753	—	(12,308,211)	2,659,727	(2,527,352)	231,918	235,199	6,460,917
Invesco Floating Rate ESG Fund, Class R6	2.61%	8,719,093	333,378	(1,874,335)	(106,257)	(81,735)	333,384	1,067,198	6,990,144
Invesco High Yield Fund, Class R6	3.86%	8,587,731	2,240,549	(563,764)	67,675	13,636	317,358	2,922,550	10,345,827
Invesco Variable Rate Investment Grade ETF	4.19%	15,593,075	—	(4,294,529)	(93,441)	39,038	333,213	448,868	11,244,143
Total Fixed Income Funds		160,630,188	8,994,060	(31,894,353)	4,186,514	(2,959,322)	3,734,749		138,957,087
International and Global Equity Funds–11.99%
Invesco EQV Emerging Markets All Cap Fund, Class R6	0.87%	2,074,007	333,892	(356,163)	259,054	26,571	—	64,143	2,337,361
Invesco Developing Markets Fund, Class R6	0.33%	1,661,925	—	(831,632)	145,266	(96,056)	—	20,802	879,503
Invesco Global Fund, Class R6	4.24%	9,649,575	1,771,300	(1,119,895)	1,092,168	(11,043)	—	109,108	11,382,105
Invesco Global Infrastructure Fund, Class R6	—	2,602,528	283,720	(2,659,692)	(281,189)	331,362	6,991	—	—
Invesco International Developed Dynamic Multifactor ETF	1.64%	3,491,993	543,141	(333,674)	687,622	8,550	56,630	158,874	4,397,632
Invesco International Small-Mid Company Fund, Class R6	2.24%	4,910,254	859,057	(771,624)	1,210,616	(192,774)	—	139,636	6,015,529
Invesco Oppenheimer International Growth Fund, Class R6	0.77%	1,646,400	171,999	—	241,425	—	—	57,876	2,059,824
Invesco RAFI Developed Markets ex-U.S. ETF(b)	1.90%	4,175,432	840,551	(842,903)	855,292	74,314	100,408	88,866	5,102,686
Total International and Global Equity Funds		30,212,114	4,803,660	(6,915,583)	4,210,254	140,924	164,029		32,174,640
Money Market Funds–0.62%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(c)	0.22%	788,387	12,298,613	(12,501,883)	—	—	12,298	585,117	585,117
Invesco Treasury Portfolio, Institutional Class, 4.23%(c)	0.40%	1,456,644	22,840,282	(23,215,156)	—	—	22,528	1,081,770	1,081,770
Total Money Market Funds		2,245,031	35,138,895	(35,717,039)	—	—	34,826		1,666,887
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $246,435,445)	100.07%	270,863,896	93,753,837	(106,516,887)	9,980,343	666,861	4,326,508		268,471,321
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.07%(a)
	% of Net Assets 06/30/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/25	Value 06/30/25

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.87%
Invesco Private Government Fund, 4.34%(c)(d)	1.64%	$—	$12,717,324	$(8,308,879)	$—	$—	$4,298 (e)	4,408,445	$4,408,445
Invesco Private Prime Fund, 4.49%(c)(d)	4.23%	—	36,160,126	(24,824,126)	—	—	12,804 (e)	11,332,600	11,336,000
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,744,445)	5.87%	—	48,877,450	(33,133,005)	—	—	17,102		15,744,445
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $262,179,890)	105.94%	$270,863,896	$142,631,287	$(139,649,892)	$9,980,343	$666,861 (f)	$4,343,610		$284,215,766
OTHER ASSETS LESS LIABILITIES	(5.94)%								(15,926,631)
NET ASSETS	100.00%								$268,289,135
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at June 30, 2025.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
(e)
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Global Infrastructure Fund	$276,729
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Select Risk: Moderately Conservative Investor Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $262,179,890)*	$284,215,766
Receivable for:
Fund shares sold	47,461
Dividends - affiliated underlying funds	526,768
Investment for trustee deferred compensation and retirement plans	60,999
Other assets	82,741
Total assets	284,933,735
Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	523,155
Fund shares reacquired	163,032
Collateral upon return of securities loaned	15,744,445
Accrued fees to affiliates	126,964
Accrued other operating expenses	22,189
Trustee deferred compensation and retirement plans	64,815
Total liabilities	16,644,600
Net assets applicable to shares outstanding	$268,289,135
Net assets consist of:
Shares of beneficial interest	$262,042,955
Distributable earnings	6,246,180
$268,289,135
Net Assets:
Class A	$235,022,977
Class C	$15,607,624
Class R	$9,169,392
Class S	$1,572,561
Class Y	$6,518,499
Class R5	$98,704
Class R6	$299,378
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	21,265,729
Class C	1,429,487
Class R	833,420
Class S	142,115
Class Y	590,942
Class R5	8,891
Class R6	26,967
Class A:
Net asset value per share	$11.05
Maximum offering price per share (Net asset value of $11.05 ÷ 94.50%)	$11.69
Class C:
Net asset value and offering price per share	$10.92
Class R:
Net asset value and offering price per share	$11.00
Class S:
Net asset value and offering price per share	$11.07
Class Y:
Net asset value and offering price per share	$11.03
Class R5:
Net asset value and offering price per share	$11.10
Class R6:
Net asset value and offering price per share	$11.10

*	At June 30, 2025, securities with an aggregate value of $15,504,594 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Select Risk: Moderately Conservative Investor Fund

Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $2,451)	$4,328,959
Interest	1,540
Total investment income	4,330,499
Expenses:
Administrative services fees	20,435
Custodian fees	885
Distribution fees:
Class A	287,079
Class C	71,684
Class R	26,460
Class S	1,128
Transfer agent fees — A, C, R, S and Y	144,280
Transfer agent fees — R5	46
Transfer agent fees — R6	57
Trustees’ and officers’ fees and benefits	10,426
Registration and filing fees	52,034
Reports to shareholders	14,024
Professional services fees	17,832
Other	7,825
Total expenses	654,195
Less: Expense offset arrangement(s)	(4,355)
Net expenses	649,840
Net investment income	3,680,659
Realized and unrealized gain from:
Net realized gain from:
Affiliated underlying fund shares	390,132
Capital gain distributions from affiliated underlying fund shares	276,729
666,861
Change in net unrealized appreciation of affiliated underlying fund shares	9,980,343
Net realized and unrealized gain	10,647,204
Net increase in net assets resulting from operations	$14,327,863
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Select Risk: Moderately Conservative Investor Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income	$3,680,659	$8,875,418
Net realized gain	666,861	443,618
Change in net unrealized appreciation	9,980,343	7,071,307
Net increase in net assets resulting from operations	14,327,863	16,390,343
Distributions to shareholders from distributable earnings:
Class A	(3,419,831)	(5,851,776)
Class C	(165,169)	(248,248)
Class R	(123,503)	(259,245)
Class S	(23,443)	(39,007)
Class Y	(100,839)	(183,640)
Class R5	(1,528)	(2,346)
Class R6	(5,390)	(9,264)
Total distributions from distributable earnings	(3,839,703)	(6,593,526)
Share transactions–net:
Class A	(8,613,491)	(21,642,595)
Class C	367,989	(745,160)
Class R	(4,014,769)	2,093,974
Class S	11,912	(126,278)
Class Y	(403,618)	(461,291)
Class R5	5,572	9,585
Class R6	(281,660)	338,106
Net increase (decrease) in net assets resulting from share transactions	(12,928,065)	(20,533,659)
Net increase (decrease) in net assets	(2,439,905)	(10,736,842)
Net assets:
Beginning of period	270,729,040	281,465,882
End of period	$268,289,135	$270,729,040
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Select Risk: Moderately Conservative Investor Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (e)
Class A
Six months ended 06/30/25	$10.63	$0.15	$0.43	$0.58	$(0.16)	$—	$—	$(0.16)	$11.05	5.50%	$235,023	0.45%(f)	0.45%(f)	2.85%(f)	22%
Year ended 12/31/24	10.26	0.34	0.29	0.63	(0.26)	—	—	(0.26)	10.63	6.17	234,440	0.47	0.47	3.25	49
Year ended 12/31/23	9.51	0.29	0.64	0.93	(0.18)	—	—	(0.18)	10.26	9.84	247,519	0.45	0.45	2.99	31
Year ended 12/31/22	11.93	0.19	(2.18)	(1.99)	(0.18)	(0.24)	(0.01)	(0.43)	9.51	(16.69)	248,677	0.44	0.44	1.83	29
Year ended 12/31/21	11.69	0.15	0.69	0.84	(0.23)	(0.37)	—	(0.60)	11.93	7.26	331,992	0.44	0.44	1.25	28
Year ended 12/31/20	11.47	0.20	0.94	1.14	(0.27)	(0.65)	—	(0.92)	11.69	10.23	300,116	0.47	0.47	1.81	86
Class C
Six months ended 06/30/25	10.50	0.11	0.43	0.54	(0.12)	—	—	(0.12)	10.92	5.15	15,608	1.20 (f)	1.20 (f)	2.10 (f)	22
Year ended 12/31/24	10.13	0.26	0.29	0.55	(0.18)	—	—	(0.18)	10.50	5.42	14,660	1.22	1.22	2.50	49
Year ended 12/31/23	9.40	0.22	0.61	0.83	(0.10)	—	—	(0.10)	10.13	8.89	14,878	1.20	1.20	2.24	31
Year ended 12/31/22	11.79	0.11	(2.15)	(2.04)	(0.11)	(0.24)	—	(0.35)	9.40	(17.29)	16,084	1.19	1.19	1.08	29
Year ended 12/31/21	11.55	0.06	0.68	0.74	(0.13)	(0.37)	—	(0.50)	11.79	6.53	24,758	1.19	1.19	0.50	28
Year ended 12/31/20	11.34	0.12	0.92	1.04	(0.18)	(0.65)	—	(0.83)	11.55	9.40	27,569	1.22	1.22	1.06	86
Class R
Six months ended 06/30/25	10.58	0.14	0.43	0.57	(0.15)	—	—	(0.15)	11.00	5.39	9,169	0.70 (f)	0.70 (f)	2.60 (f)	22
Year ended 12/31/24	10.21	0.32	0.28	0.60	(0.23)	—	—	(0.23)	10.58	5.92	12,793	0.72	0.72	3.00	49
Year ended 12/31/23	9.47	0.27	0.62	0.89	(0.15)	—	—	(0.15)	10.21	9.49	10,302	0.70	0.70	2.74	31
Year ended 12/31/22	11.88	0.16	(2.16)	(2.00)	(0.16)	(0.24)	(0.01)	(0.41)	9.47	(16.90)	8,955	0.69	0.69	1.58	29
Year ended 12/31/21	11.64	0.12	0.69	0.81	(0.20)	(0.37)	—	(0.57)	11.88	7.02	10,020	0.69	0.69	1.00	28
Year ended 12/31/20	11.42	0.18	0.93	1.11	(0.24)	(0.65)	—	(0.89)	11.64	9.99	7,877	0.72	0.72	1.56	86
Class S
Six months ended 06/30/25	10.64	0.16	0.44	0.60	(0.17)	—	—	(0.17)	11.07	5.65	1,573	0.35 (f)	0.35 (f)	2.95 (f)	22
Year ended 12/31/24	10.27	0.35	0.29	0.64	(0.27)	—	—	(0.27)	10.64	6.27	1,500	0.37	0.37	3.35	49
Year ended 12/31/23	9.52	0.30	0.64	0.94	(0.19)	—	—	(0.19)	10.27	9.94	1,574	0.35	0.35	3.09	31
Year ended 12/31/22	11.95	0.20	(2.19)	(1.99)	(0.19)	(0.24)	(0.01)	(0.44)	9.52	(16.66)	1,567	0.34	0.34	1.93	29
Year ended 12/31/21	11.70	0.16	0.70	0.86	(0.24)	(0.37)	—	(0.61)	11.95	7.46	2,009	0.34	0.34	1.35	28
Year ended 12/31/20	11.48	0.22	0.93	1.15	(0.28)	(0.65)	—	(0.93)	11.70	10.33	2,012	0.37	0.37	1.91	86
Class Y
Six months ended 06/30/25	10.61	0.16	0.43	0.59	(0.17)	—	—	(0.17)	11.03	5.64	6,518	0.20 (f)	0.20 (f)	3.10 (f)	22
Year ended 12/31/24	10.24	0.37	0.29	0.66	(0.29)	—	—	(0.29)	10.61	6.44	6,669	0.22	0.22	3.50	49
Year ended 12/31/23	9.50	0.32	0.62	0.94	(0.20)	—	—	(0.20)	10.24	10.01	6,879	0.20	0.20	3.24	31
Year ended 12/31/22	11.92	0.21	(2.17)	(1.96)	(0.21)	(0.24)	(0.01)	(0.46)	9.50	(16.49)	17,526	0.19	0.19	2.08	29
Year ended 12/31/21	11.67	0.18	0.70	0.88	(0.26)	(0.37)	—	(0.63)	11.92	7.63	12,372	0.19	0.19	1.50	28
Year ended 12/31/20	11.45	0.23	0.93	1.16	(0.29)	(0.65)	—	(0.94)	11.67	10.52	10,363	0.22	0.22	2.06	86
Class R5
Six months ended 06/30/25	10.67	0.17	0.44	0.61	(0.18)	—	—	(0.18)	11.10	5.72	99	0.19 (f)	0.19 (f)	3.11 (f)	22
Year ended 12/31/24	10.31	0.37	0.28	0.65	(0.29)	—	—	(0.29)	10.67	6.35	89	0.19	0.19	3.53	49
Year ended 12/31/23	9.56	0.33	0.63	0.96	(0.21)	—	—	(0.21)	10.31	10.16	77	0.12	0.12	3.32	31
Year ended 12/31/22	11.99	0.22	(2.18)	(1.96)	(0.22)	(0.24)	(0.01)	(0.47)	9.56	(16.40)	96	0.12	0.12	2.15	29
Year ended 12/31/21	11.74	0.19	0.69	0.88	(0.26)	(0.37)	—	(0.63)	11.99	7.65	109	0.15	0.15	1.54	28
Year ended 12/31/20	11.52	0.24	0.93	1.17	(0.30)	(0.65)	—	(0.95)	11.74	10.51	11	0.19	0.19	2.09	86
Class R6
Six months ended 06/30/25	10.67	0.17	0.44	0.61	(0.18)	—	—	(0.18)	11.10	5.75	299	0.13 (f)	0.13 (f)	3.17 (f)	22
Year ended 12/31/24	10.31	0.38	0.28	0.66	(0.30)	—	—	(0.30)	10.67	6.42	578	0.12	0.12	3.60	49
Year ended 12/31/23	9.56	0.33	0.63	0.96	(0.21)	—	—	(0.21)	10.31	10.16	237	0.12	0.12	3.32	31
Year ended 12/31/22	11.98	0.22	(2.17)	(1.95)	(0.22)	(0.24)	(0.01)	(0.47)	9.56	(16.33)	46	0.12	0.12	2.15	29
Year ended 12/31/21	11.74	0.19	0.68	0.87	(0.26)	(0.37)	—	(0.63)	11.98	7.56	41	0.15	0.15	1.54	28
Year ended 12/31/20	11.52	0.24	0.93	1.17	(0.30)	(0.65)	—	(0.95)	11.74	10.51	12	0.19	0.19	2.09	86

(a)	Calculated using average shares outstanding.
(b)
Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.
Estimated acquired fund fees from underlying funds 0.48%, 0.48%, 0.49%, 0.49%, 0.49% and 0.51% for the six months ended June 30, 2025 and for the years ended
December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Select Risk: Moderately Conservative Investor Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market.
The Fund is a "fund of funds", in that it invests in other mutual funds advised by Invesco Advisers, Inc. (the "Adviser" or "Invesco") and exchange-traded funds ("ETFs") and other pooled investment vehicles advised by Invesco Capital Management LLC ("Invesco Capital") or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers ("underlying funds"). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
8
Invesco Select Risk: Moderately Conservative Investor Fund

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
I.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in
9
Invesco Select Risk: Moderately Conservative Investor Fund

short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
J.
Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede an underlying Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.40%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily
10
Invesco Select Risk: Moderately Conservative Investor Fund

net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2025, IDI advised the Fund that IDI retained $10,688 in front-end sales commissions from the sale of Class A shares and $888 and $290 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$266,804,434	$—	$—	$266,804,434
Money Market Funds	1,666,887	15,744,445	—	17,411,332
Total Investments	$268,471,321	$15,744,445	$—	$284,215,766
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,355.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
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Invesco Select Risk: Moderately Conservative Investor Fund

The Fund had a capital loss carryforward as of December 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$716,247	$14,884,418	$15,600,665
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $58,614,942 and $70,799,848, respectively. As of June 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$17,938,094
Aggregate unrealized (depreciation) of investments	(2,407,054)
Net unrealized appreciation of investments	$15,531,040
Cost of investments for tax purposes is $268,684,726.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	1,127,924	$11,954,126	2,652,557	$27,996,926
Class C	232,202	2,476,027	443,386	4,613,532
Class R	123,142	1,316,585	511,900	5,392,703
Class S	196	2,100	787	8,200
Class Y	57,134	612,798	132,320	1,391,532
Class R5	406	4,361	744	7,854
Class R6	13,680	148,792	43,238	468,475
Issued as reinvestment of dividends:
Class A	291,524	3,147,948	507,247	5,380,465
Class C	15,024	160,502	22,792	238,960
Class R	11,489	123,522	24,490	259,009
Class S	2,167	23,443	3,673	39,007
Class Y	8,330	89,800	15,865	168,045
Class R5	125	1,362	194	2,069
Class R6	350	3,789	592	6,302
Automatic conversion of Class C shares to Class A shares:
Class A	87,758	941,158	190,243	2,013,104
Class C	(88,922)	(941,158)	(192,727)	(2,013,104)
Reacquired:
Class A	(2,302,629)	(24,656,723)	(5,415,677)	(57,033,090)
Class C	(125,307)	(1,327,382)	(345,073)	(3,584,548)
Class R	(510,439)	(5,454,876)	(335,819)	(3,557,738)
Class S	(1,258)	(13,631)	(16,680)	(173,485)
Class Y	(103,281)	(1,106,216)	(191,194)	(2,020,868)
Class R5	(14)	(151)	(32)	(338)
Class R6	(41,215)	(434,241)	(12,711)	(136,671)
Net increase (decrease) in share activity	(1,201,614)	$(12,928,065)	(1,959,885)	$(20,533,659)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Invesco Select Risk: Moderately Conservative Investor Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: Moderately Conservative Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco
Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Select Risk: Moderately Conservative Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund underwent a change in portfolio management and investment process in 2024. The Board considered that the Fund’s asset allocation achieved through investing in underlying affiliated funds, including its exposure to certain equity investing styles as well as to certain segments of the fixed income asset class, negatively impacted
13
Invesco Select Risk: Moderately Conservative Investor Fund

Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.
D.
Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange-traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange-traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange-traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco
Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
14
Invesco Select Risk: Moderately Conservative Investor Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
15
Invesco Select Risk: Moderately Conservative Investor Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
CAL-NCSRS

Semi-Annual Financial Statements and Other Information
June 30, 2025
Invesco Small Cap Growth Fund
Nasdaq:
A: GTSAX ■ C: GTSDX ■ R: GTSRX ■ Y: GTSYX ■ Investor: GTSIX ■ R5: GTSVX ■ R6: GTSFX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
June 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.58%
Aerospace & Defense–2.99%
BWX Technologies, Inc.	108,411	$15,617,689
Kratos Defense & Security Solutions, Inc.(b)(c)	452,348	21,011,564
Loar Holdings, Inc.(b)	74,606	6,428,799
Rocket Lab Corp.(b)(c)	264,597	9,464,635
		52,522,687
Apparel Retail–1.22%
Boot Barn Holdings, Inc.(b)	141,380	21,489,760
Apparel, Accessories & Luxury Goods–0.68%
Kontoor Brands, Inc.	181,996	12,006,276
Application Software–7.90%
Agilysys, Inc.(b)	172,061	19,725,073
AvePoint, Inc.(b)(c)	907,797	17,529,560
Box, Inc., Class A(b)	221,137	7,556,251
Cellebrite DI Ltd. (Israel)(b)	663,525	10,616,400
Clearwater Analytics Holdings, Inc., Class A(b)	603,154	13,227,167
Descartes Systems Group, Inc. (The) (Canada)(b)	129,383	13,151,135
Intapp, Inc.(b)	188,516	9,731,196
Q2 Holdings, Inc.(b)	268,077	25,089,327
ServiceTitan, Inc.(b)	124,503	13,344,232
Vertex, Inc., Class A(b)(c)	251,946	8,902,512
		138,872,853
Asset Management & Custody Banks–1.72%
Hamilton Lane, Inc., Class A	80,143	11,389,923
StepStone Group, Inc., Class A	339,323	18,832,427
		30,222,350
Automotive Retail–0.44%
Murphy USA, Inc.	19,021	7,737,743
Biotechnology–6.50%
ADMA Biologics, Inc.(b)	994,565	18,111,029
Ascendis Pharma A/S, ADR (Denmark)(b)	96,236	16,610,333
BridgeBio Pharma, Inc.(b)	205,655	8,880,183
CareDx, Inc.(b)	382,281	7,469,771
Halozyme Therapeutics, Inc.(b)	216,097	11,241,366
Insmed, Inc.(b)	235,583	23,709,073
Madrigal Pharmaceuticals, Inc.(b)(c)	48,785	14,764,292
Vericel Corp.(b)	318,842	13,566,727
		114,352,774
Broadline Retail–1.43%
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	190,774	25,140,198
Building Products–1.61%
Armstrong World Industries, Inc.	83,562	13,573,811
Zurn Elkay Water Solutions Corp.	403,191	14,744,695
		28,318,506
Shares		Value
Cargo Ground Transportation–0.69%
Knight-Swift Transportation Holdings, Inc.	274,955	$12,161,260
Casinos & Gaming–0.67%
Genius Sports Ltd. (United Kingdom)(b)(c)	1,132,362	11,776,565
Commercial & Residential Mortgage Finance–1.02%
PennyMac Financial Services, Inc.	180,306	17,965,690
Construction & Engineering–4.41%
API Group Corp.(b)	344,688	17,596,322
Construction Partners, Inc., Class A(b)(c)	161,618	17,176,761
Everus Construction Group, Inc.(b)(c)	252,813	16,061,210
Limbach Holdings, Inc.(b)(c)	95,249	13,344,385
Sterling Infrastructure, Inc.(b)	57,807	13,337,809
		77,516,487
Construction Machinery & Heavy Transportation Equipment– 1.98%
Atmus Filtration Technologies, Inc.	336,526	12,256,277
Federal Signal Corp.	212,189	22,581,153
		34,837,430
Consumer Finance–1.08%
Upstart Holdings, Inc.(b)(c)	293,668	18,994,446
Data Processing & Outsourced Services–0.90%
ExlService Holdings, Inc.(b)	362,728	15,883,859
Diversified Metals & Mining–0.28%
MP Materials Corp.(b)(c)	147,383	4,903,432
Education Services–1.54%
Bright Horizons Family Solutions, Inc.(b)	92,336	11,411,806
Stride, Inc.(b)(c)	107,990	15,679,068
		27,090,874
Electrical Components & Equipment–2.33%
Hammond Power Solutions, Inc. (Canada)	113,773	10,479,565
nVent Electric PLC	232,487	17,029,673
Regal Rexnord Corp.	92,935	13,471,857
		40,981,095
Electronic Equipment & Instruments–3.54%
Itron, Inc.(b)	142,679	18,780,837
Mirion Technologies, Inc.(b)(c)	713,031	15,351,558
OSI Systems, Inc.(b)	38,440	8,643,618
PAR Technology Corp.(b)	279,765	19,407,298
		62,183,311
Electronic Manufacturing Services–2.92%
Fabrinet (Thailand)(b)	65,734	19,370,495
Sanmina Corp.(b)	187,514	18,344,495
TTM Technologies, Inc.(b)	335,447	13,692,946
		51,407,936
Environmental & Facilities Services–2.36%
Casella Waste Systems, Inc., Class A(b)	133,640	15,419,383
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Small Cap Growth Fund

Shares		Value
Environmental & Facilities Services–(continued)
Clean Harbors, Inc.(b)	112,407	$25,986,251
		41,405,634
Food Retail–0.94%
Maplebear, Inc.(b)	363,905	16,463,062
Footwear–0.43%
Steven Madden Ltd.(c)	314,603	7,544,180
Health Care Equipment–2.46%
Glaukos Corp.(b)	83,637	8,638,866
Integer Holdings Corp.(b)	135,582	16,672,519
TransMedics Group, Inc.(b)(c)	134,275	17,994,193
		43,305,578
Health Care Facilities–1.58%
Encompass Health Corp.	226,192	27,737,925
Health Care Services–1.93%
BrightSpring Health Services, Inc.(b)(c)	602,351	14,209,460
Guardant Health, Inc.(b)	379,393	19,743,612
		33,953,072
Health Care Supplies–2.55%
Lantheus Holdings, Inc.(b)(c)	196,341	16,072,475
Merit Medical Systems, Inc.(b)	183,294	17,134,323
UFP Technologies, Inc.(b)(c)	47,813	11,674,022
		44,880,820
Home Improvement Retail–0.72%
Floor & Decor Holdings, Inc., Class A(b)(c)	165,547	12,574,950
Homebuilding–0.50%
Cavco Industries, Inc.(b)	20,247	8,795,904
Hotels, Resorts & Cruise Lines–1.11%
Travel + Leisure Co.	182,087	9,397,510
Wyndham Hotels & Resorts, Inc.	124,174	10,084,171
		19,481,681
Independent Power Producers & Energy Traders–1.18%
Talen Energy Corp.(b)	71,143	20,686,250
Industrial Machinery & Supplies & Components–5.47%
Enpro, Inc.(c)	78,167	14,972,889
ESAB Corp.	140,594	16,948,606
ESCO Technologies, Inc.	78,963	15,150,631
Mueller Industries, Inc.	166,339	13,218,960
RBC Bearings, Inc.(b)	62,966	24,229,317
SPX Technologies, Inc.(b)	69,569	11,665,330
		96,185,733
Industrial REITs–1.27%
EastGroup Properties, Inc.	59,317	9,913,057
Terreno Realty Corp.	221,286	12,407,506
		22,320,563
Interactive Media & Services–0.71%
CarGurus, Inc.(b)	373,840	12,512,425
Investment Banking & Brokerage–2.45%
Evercore, Inc., Class A	74,282	20,057,626
Piper Sandler Cos.	82,598	22,957,288
		43,014,914
Shares		Value
Leisure Facilities–0.91%
Planet Fitness, Inc., Class A(b)	147,422	$16,076,369
Life Sciences Tools & Services–1.49%
BioLife Solutions, Inc.(b)	655,703	14,123,841
Repligen Corp.(b)	97,531	12,130,906
		26,254,747
Managed Health Care–1.42%
Alignment Healthcare, Inc.(b)	459,643	6,435,002
HealthEquity, Inc.(b)	177,515	18,596,471
		25,031,473
Oil & Gas Equipment & Services–0.89%
TechnipFMC PLC (United Kingdom)	456,555	15,723,755
Oil & Gas Exploration & Production–1.35%
Antero Resources Corp.(b)	295,589	11,906,325
Range Resources Corp.	292,989	11,915,863
		23,822,188
Packaged Foods & Meats–0.68%
Post Holdings, Inc.(b)(c)	108,999	11,884,161
Personal Care Products–0.75%
BellRing Brands, Inc.(b)	227,152	13,158,915
Pharmaceuticals–1.26%
Prestige Consumer Healthcare, Inc.(b)	277,206	22,134,899
Property & Casualty Insurance–1.94%
Palomar Holdings, Inc.(b)	76,305	11,770,047
Root, Inc., Class A(b)(c)	80,132	10,254,492
Skyward Specialty Insurance Group, Inc.(b)	210,199	12,147,400
		34,171,939
Regional Banks–1.71%
Bancorp, Inc. (The)(b)	324,719	18,499,242
Western Alliance Bancorporation	147,535	11,504,779
		30,004,021
Research & Consulting Services–0.80%
CBIZ, Inc.(b)(c)	197,009	14,127,515
Restaurants–2.40%
Shake Shack, Inc., Class A(b)	169,218	23,792,051
Texas Roadhouse, Inc.	66,769	12,513,178
Wingstop, Inc.	17,419	5,865,674
		42,170,903
Semiconductors–4.46%
Impinj, Inc.(b)(c)	152,838	16,975,717
Lattice Semiconductor Corp.(b)(c)	281,351	13,783,385
MACOM Technology Solutions Holdings, Inc.(b)	185,063	26,517,677
SiTime Corp.(b)	99,396	21,179,300
		78,456,079
Specialty Chemicals–0.73%
Element Solutions, Inc.	569,592	12,901,259
Steel–1.72%
Carpenter Technology Corp.	109,156	30,168,535
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Small Cap Growth Fund

Shares		Value
Systems Software–2.63%
Commvault Systems, Inc.(b)	116,738	$20,350,935
CyberArk Software Ltd.(b)	63,437	25,811,247
		46,162,182
Trading Companies & Distributors–1.60%
Applied Industrial Technologies, Inc.	72,499	16,852,392
FTAI Aviation Ltd.	97,521	11,218,816
		28,071,208
Transaction & Payment Processing Services–1.33%
Payoneer Global, Inc.(b)	1,253,596	8,587,133
Shift4 Payments, Inc., Class A(b)(c)	148,599	14,727,647
		23,314,780
Total Common Stocks & Other Equity Interests (Cost $1,418,655,423)		1,750,863,151
Money Market Funds–0.67%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e)	4,114,638	4,114,638
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	7,641,053	7,641,053
Total Money Market Funds (Cost $11,755,691)		11,755,691
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.25% (Cost $1,430,411,114)		1,762,618,842
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–11.62%
Invesco Private Government Fund, 4.34%(d)(e)(f)	56,744,951	$56,744,951
Invesco Private Prime Fund, 4.49%(d)(e)(f)	147,534,477	147,578,737
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $204,310,029)		204,323,688
TOTAL INVESTMENTS IN SECURITIES–111.87% (Cost $1,634,721,143)		1,966,942,530
OTHER ASSETS LESS LIABILITIES—(11.87)%		(208,720,426)
NET ASSETS–100.00%		$1,758,222,104
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,607,249	$94,931,831	$(104,424,442)	$-	$-	$4,114,638	$180,214
Invesco Treasury Portfolio, Institutional Class	25,257,479	176,301,972	(193,918,398)	-	-	7,641,053	331,803
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	50,491,549	279,784,528	(273,531,126)	-	-	56,744,951	1,228,675*
Invesco Private Prime Fund	131,156,686	601,284,989	(584,865,919)	13,659	(10,678)	147,578,737	3,350,063*
Total	$220,512,963	$1,152,303,320	$(1,156,739,885)	$13,659	$(10,678)	$216,079,379	$5,090,755

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Small Cap Growth Fund

Statement of Assets and Liabilities
June 30, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,418,655,423)*	$1,750,863,151
Investments in affiliated money market funds, at value (Cost $216,065,720)	216,079,379
Foreign currencies, at value (Cost $19,807)	19,855
Receivable for:
Investments sold	525,593
Fund shares sold	581,644
Dividends	417,982
Investment for trustee deferred compensation and retirement plans	407,389
Other assets	74,485
Total assets	1,968,969,478
Liabilities:
Payable for:
Investments purchased	2,710,670
Fund shares reacquired	2,255,175
Collateral upon return of securities loaned	204,310,029
Accrued fees to affiliates	880,313
Accrued other operating expenses	162,875
Trustee deferred compensation and retirement plans	428,312
Total liabilities	210,747,374
Net assets applicable to shares outstanding	$1,758,222,104
Net assets consist of:
Shares of beneficial interest	$1,366,616,520
Distributable earnings	391,605,584
$1,758,222,104
Net Assets:
Class A	$455,219,655
Class C	$4,063,158
Class R	$46,511,876
Class Y	$91,431,278
Investor Class	$140,265,842
Class R5	$527,533,828
Class R6	$493,196,467
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	15,910,662
Class C	460,278
Class R	1,962,679
Class Y	2,935,346
Investor Class	4,421,618
Class R5	14,173,056
Class R6	13,041,129
Class A:
Net asset value per share	$28.61
Maximum offering price per share (Net asset value of $28.61 ÷ 94.50%)	$30.28
Class C:
Net asset value and offering price per share	$8.83
Class R:
Net asset value and offering price per share	$23.70
Class Y:
Net asset value and offering price per share	$31.15
Investor Class:
Net asset value and offering price per share	$31.72
Class R5:
Net asset value and offering price per share	$37.22
Class R6:
Net asset value and offering price per share	$37.82

*	At June 30, 2025, securities with an aggregate value of $200,927,250 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Small Cap Growth Fund

Statement of Operations
For the six months ended June 30, 2025
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $26,393)	$3,559,160
Dividends from affiliated money market funds (includes net securities lending income of $184,368)	696,385
Total investment income	4,255,545
Expenses:
Advisory fees	6,100,324
Administrative services fees	147,012
Custodian fees	2,963
Distribution fees:
Class A	567,816
Class C	21,488
Class R	116,311
Investor Class	133,641
Transfer agent fees — A, C, R, Y and Investor	794,674
Transfer agent fees — R5	263,741
Transfer agent fees — R6	85,453
Trustees’ and officers’ fees and benefits	16,533
Registration and filing fees	57,744
Reports to shareholders	46,946
Professional services fees	28,552
Other	18,301
Total expenses	8,401,499
Less: Fees waived and/or expense offset arrangement(s)	(13,911)
Net expenses	8,387,588
Net investment income (loss)	(4,132,043)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	95,788,357
Affiliated investment securities	(10,678)
Foreign currencies	16,056
95,793,735
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(157,520,036)
Affiliated investment securities	13,659
Foreign currencies	15
(157,506,362)
Net realized and unrealized gain (loss)	(61,712,627)
Net increase (decrease) in net assets resulting from operations	$(65,844,670)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Small Cap Growth Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2025 and the year ended December 31, 2024
(Unaudited)
	June 30, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(4,132,043)	$(9,107,345)
Net realized gain	95,793,735	252,323,804
Change in net unrealized appreciation (depreciation)	(157,506,362)	67,170,599
Net increase (decrease) in net assets resulting from operations	(65,844,670)	310,387,058
Share transactions–net:
Class A	(34,618,893)	(79,666,284)
Class C	(842,836)	(1,632,267)
Class R	(4,147,099)	(12,548,962)
Class Y	(15,137,790)	(27,606,027)
Investor Class	(8,936,396)	(19,144,652)
Class R5	(52,690,897)	(145,526,573)
Class R6	(49,489,724)	(131,868,797)
Net increase (decrease) in net assets resulting from share transactions	(165,863,635)	(417,993,562)
Net increase (decrease) in net assets	(231,708,305)	(107,606,504)
Net assets:
Beginning of period	1,989,930,409	2,097,536,913
End of period	$1,758,222,104	$1,989,930,409
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Small Cap Growth Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 06/30/25	$29.57	$(0.10)	$(0.86)	$(0.96)	$—	$28.61	(3.25)%	$455,220	1.19%(d)	1.19%(d)	(0.71)%(d)	46%
Year ended 12/31/24	25.45	(0.19)	4.31	4.12	—	29.57	16.19	507,532	1.17	1.17	(0.68)	55
Year ended 12/31/23	22.59	(0.14)	3.00	2.86	—	25.45	12.66	510,293	1.17	1.17	(0.58)	55
Year ended 12/31/22	36.33	(0.14)	(12.79)	(12.93)	(0.81)	22.59	(35.60)	541,922	1.16	1.16	(0.54)	44
Year ended 12/31/21	47.78	(0.43)	3.12	2.69	(14.14)	36.33	7.33	988,307	1.14	1.14	(0.86)	35
Year ended 12/31/20	35.35	(0.35)	19.40	19.05	(6.62)	47.78	57.00	1,047,921	1.15	1.15	(0.90)	51
Class C
Six months ended 06/30/25	9.16	(0.06)	(0.27)	(0.33)	—	8.83	(3.60)(e)	4,063	1.92 (d)(e)	1.92 (d)(e)	(1.44)(d)(e)	46
Year ended 12/31/24	7.94	(0.12)	1.34	1.22	—	9.16	15.37 (e)	5,141	1.84 (e)	1.84 (e)	(1.35)(e)	55
Year ended 12/31/23	7.09	(0.09)	0.94	0.85	—	7.94	11.99 (e)	5,930	1.87 (e)	1.87 (e)	(1.28)(e)	55
Year ended 12/31/22	12.36	(0.11)	(4.35)	(4.46)	(0.81)	7.09	(36.10)	7,123	1.91	1.91	(1.29)	44
Year ended 12/31/21	25.63	(0.41)	1.28	0.87	(14.14)	12.36	6.55 (e)	15,850	1.86 (e)	1.86 (e)	(1.58)(e)	35
Year ended 12/31/20	21.39	(0.38)	11.24	10.86	(6.62)	25.63	55.86 (e)	21,567	1.87 (e)	1.87 (e)	(1.62)(e)	51
Class R
Six months ended 06/30/25	24.52	(0.11)	(0.71)	(0.82)	—	23.70	(3.34)	46,512	1.44 (d)	1.44 (d)	(0.96)(d)	46
Year ended 12/31/24	21.16	(0.21)	3.57	3.36	—	24.52	15.88	52,481	1.42	1.42	(0.93)	55
Year ended 12/31/23	18.82	(0.16)	2.50	2.34	—	21.16	12.43	56,945	1.42	1.42	(0.83)	55
Year ended 12/31/22	30.57	(0.17)	(10.77)	(10.94)	(0.81)	18.82	(35.79)	63,161	1.41	1.41	(0.79)	44
Year ended 12/31/21	42.52	(0.50)	2.69	2.19	(14.14)	30.57	7.07	112,217	1.39	1.39	(1.11)	35
Year ended 12/31/20	32.08	(0.39)	17.45	17.06	(6.62)	42.52	56.59	137,020	1.40	1.40	(1.15)	51
Class Y
Six months ended 06/30/25	32.15	(0.07)	(0.93)	(1.00)	—	31.15	(3.11)	91,431	0.94 (d)	0.94 (d)	(0.46)(d)	46
Year ended 12/31/24	27.60	(0.13)	4.68	4.55	—	32.15	16.49	111,480	0.92	0.92	(0.43)	55
Year ended 12/31/23	24.44	(0.08)	3.24	3.16	—	27.60	12.93	122,467	0.92	0.92	(0.33)	55
Year ended 12/31/22	39.11	(0.08)	(13.78)	(13.86)	(0.81)	24.44	(35.44)	129,518	0.91	0.91	(0.29)	44
Year ended 12/31/21	50.24	(0.32)	3.33	3.01	(14.14)	39.11	7.61	274,782	0.89	0.89	(0.61)	35
Year ended 12/31/20	36.83	(0.26)	20.29	20.03	(6.62)	50.24	57.38	301,301	0.90	0.90	(0.65)	51
Investor Class
Six months ended 06/30/25	32.78	(0.10)	(0.96)	(1.06)	—	31.72	(3.23)(f)	140,266	1.13 (d)(f)	1.13 (d)(f)	(0.65)(d)(f)	46
Year ended 12/31/24	28.20	(0.20)	4.78	4.58	—	32.78	16.24 (f)	154,280	1.14 (f)	1.14 (f)	(0.65)(f)	55
Year ended 12/31/23	25.01	(0.13)	3.32	3.19	—	28.20	12.75 (f)	150,258	1.10 (f)	1.10 (f)	(0.51)(f)	55
Year ended 12/31/22	40.08	(0.14)	(14.12)	(14.26)	(0.81)	25.01	(35.58)(f)	144,075	1.13 (f)	1.13 (f)	(0.51)(f)	44
Year ended 12/31/21	51.24	(0.42)	3.40	2.98	(14.14)	40.08	7.41 (f)	246,961	1.05 (f)	1.05 (f)	(0.77)(f)	35
Year ended 12/31/20	37.52	(0.33)	20.67	20.34	(6.62)	51.24	57.11 (f)	249,837	1.07 (f)	1.07 (f)	(0.82)(f)	51
Class R5
Six months ended 06/30/25	38.40	(0.06)	(1.12)	(1.18)	—	37.22	(3.07)	527,534	0.83 (d)	0.83 (d)	(0.35)(d)	46
Year ended 12/31/24	32.93	(0.12)	5.59	5.47	—	38.40	16.61	599,328	0.82	0.82	(0.33)	55
Year ended 12/31/23	29.12	(0.07)	3.88	3.81	—	32.93	13.08	648,606	0.82	0.82	(0.23)	55
Year ended 12/31/22	46.32	(0.06)	(16.33)	(16.39)	(0.81)	29.12	(35.39)	737,830	0.81	0.81	(0.19)	44
Year ended 12/31/21	56.89	(0.31)	3.88	3.57	(14.14)	46.32	7.71	1,445,168	0.79	0.79	(0.51)	35
Year ended 12/31/20	41.01	(0.24)	22.74	22.50	(6.62)	56.89	57.56	1,564,134	0.80	0.80	(0.55)	51
Class R6
Six months ended 06/30/25	39.00	(0.05)	(1.13)	(1.18)	—	37.82	(3.03)	493,196	0.76 (d)	0.76 (d)	(0.28)(d)	46
Year ended 12/31/24	33.43	(0.10)	5.67	5.57	—	39.00	16.66	559,689	0.76	0.76	(0.27)	55
Year ended 12/31/23	29.54	(0.05)	3.94	3.89	—	33.43	13.17	603,038	0.75	0.75	(0.16)	55
Year ended 12/31/22	46.94	(0.04)	(16.55)	(16.59)	(0.81)	29.54	(35.35)	653,838	0.74	0.74	(0.12)	44
Year ended 12/31/21	57.42	(0.26)	3.92	3.66	(14.14)	46.94	7.80	948,527	0.70	0.70	(0.42)	35
Year ended 12/31/20	41.31	(0.20)	22.93	22.73	(6.62)	57.42	57.70	836,400	0.71	0.71	(0.46)	51

(a)	Based on average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual12b-1 fees of 0.98%, 0.92%, 0.95%, 0.97% and
0.97% for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023, 2021 and 2020.

(f)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.19%, 0.22%, 0.18%, 0.22%,
0.16%, 0.17% for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Small Cap Growth Fund

Notes to Financial Statements
June 30, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Small Cap Growth Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund’s shares are offered on a limited basis to certain investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
9
Invesco Small Cap Growth Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower
10
Invesco Small Cap Growth Fund

or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2025, the Fund paid the Adviser $9,232 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.725%
Next $500 million	0.700%
Next $500 million	0.675%
Over $1.5 billion	0.650%
For the six months ended June 30, 2025, the effective advisory fee rate incurred by the Fund was 0.69%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2025, the Adviser waived advisory fees of $13,741.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares and up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2025, IDI advised the Fund that IDI retained $7,333 in front-end sales commissions from the sale of Class A shares and $69 and $38 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended June 30, 2025, the Fund incurred $35,610 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
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Invesco Small Cap Growth Fund

NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,750,863,151	$—	$—	$1,750,863,151
Money Market Funds	11,755,691	204,323,688	—	216,079,379
Total Investments	$1,762,618,842	$204,323,688	$—	$1,966,942,530
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $170.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$26,016,012	$—	$26,016,012
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2025 was $822,147,140 and $962,793,095, respectively. As of June 30, 2025, the aggregate cost of
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Invesco Small Cap Growth Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$364,999,797
Aggregate unrealized (depreciation) of investments	(38,785,185)
Net unrealized appreciation of investments	$326,214,612
Cost of investments for tax purposes is $1,640,727,918.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2025(a)		Year ended December 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	584,872	$16,079,059	1,285,869	$35,974,233
Class C	31,964	272,922	56,077	482,603
Class R	195,812	4,433,156	331,697	7,664,175
Class Y	387,767	12,064,167	931,467	28,995,514
Investor Class	237,400	7,188,822	460,107	14,361,746
Class R5	543,375	19,337,635	1,449,705	52,474,115
Class R6	1,086,939	39,497,372	2,833,674	104,677,241
Automatic conversion of Class C shares to Class A shares:
Class A	11,339	310,663	29,792	837,407
Class C	(36,678)	(310,663)	(95,839)	(837,407)
Reacquired:
Class A	(1,848,285)	(51,008,615)	(4,204,748)	(116,477,924)
Class C	(96,450)	(805,095)	(146,021)	(1,277,463)
Class R	(373,078)	(8,580,255)	(883,222)	(20,213,137)
Class Y	(919,478)	(27,201,957)	(1,901,340)	(56,601,541)
Investor Class	(522,524)	(16,125,218)	(1,081,760)	(33,506,398)
Class R5	(1,977,419)	(72,028,532)	(5,539,214)	(198,000,688)
Class R6	(2,395,114)	(88,987,096)	(6,524,303)	(236,546,038)
Net increase (decrease) in share activity	(5,089,558)	$(165,863,635)	(12,998,059)	$(417,993,562)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Invesco Small Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Small Cap Growth Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Growth Index (Index).  The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period, the fifth quintile for the three year period, and the third quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one and five year periods and below the performance of the Index for the three year period.  The Board considered that stock selection in certain sectors and factors negatively impacted the Fund’s relative performance.  The Board noted that management indicated that additional analyst resources had been
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Invesco Small Cap Growth Fund

added to the team in 2024 to broaden research coverage.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2024.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related
15
Invesco Small Cap Growth Fund

responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
16
Invesco Small Cap Growth Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17
Invesco Small Cap Growth Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
SCG-NCSRS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Growth Series (Invesco Growth Series)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: August 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: August 27, 2025

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: August 27, 2025